          As filed with the Securities and Exchange Commission on August 8, 1997

                                                                File No. 33-2610
                                                               File No. 811-4550
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

                             REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933     [X]

                        Post-Effective Amendment No. 38      [X]

                                      and

                             REGISTRATION STATEMENT
                   UNDER THE INVESTMENT COMPANY ACT OF 1940  [X]

                                Amendment No. 40             [X]

                               THE MAINSTAY FUNDS
                               ------------------
               (Exact Name of Registrant as Specified in Charter)

                               51 Madison Avenue
                             New York, New York 10010
                   ----------------------------------------
                   (Address of Principal Executive Offices)

                                (212) 576-5773
                   ----------------------------------------
             (Registrant's Telephone Number, including Area Code)

                                                        with a copy to:
A. Thomas Smith III, Esq.                               Jeffrey L. Steele, Esq.
The MainStay Funds                                      Dechert Price & Rhoads
51 Madison Avenue                                       1500 K Street, N.W.
New York, New York  10010                               Washington, DC  20005
--------------------------------------------------------------------------------
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

[ ] Immediately upon filing pursuant to  [ ]  on (     ) pursuant to paragraph
    paragraph (b), or                         (b), or
[ ] 60 days after filing pursuant to     [ ]  on (     ) pursuant to paragraph
    paragraph (a)(1), or                      (a)(1), or
[X] 75 days after filing pursuant to     [ ]  on (     ) pursuant to paragraph
    paragraph (a)(2), or                      (a)(2), of Rule 485.

     On January 9, 1986 the Registrant registered an indefinite number of shares of all series then existing or subsequently established under the Securities Act of 1933 pursuant to Rule 24f-2, which it expressly reaffirms. The Rule 24f-2 Notice for the Registrant's fiscal year ended December 31, 1996 was filed on February 25, 1997.

-------------------------------------------------------------------------------

                          PROSPECTUS AND STATEMENT OF
                       ADDITIONAL INFORMATION RELATING TO
                         MAINSTAY STRATEGIC VALUE FUND
                             CROSS REFERENCE SHEET


     The enclosed Prospectus and Statement of Additional Information relate only to the MainStay Strategic Value Fund, a series of The MainStay Funds (the "Trust"), and contain information relating only to that series. The Prospectus and Statement of Additional Information for other series of the Trust are not being amended or otherwise affected by the information contained in this amendment. Information relating to those series of the Trust for which information is not being filed in this post-effective amendment is incorporated by reference from Post-Effective Amendment No. 37, which was filed on April 30, 1997.

                          ITEMS REQUIRED BY FORM N-1A
                          ---------------------------

   Item Number in Part A                     Prospectus Caption
   ---------------------                     ------------------

          1                  Cover Page

          2                  Tell Me the Key Facts - Analyze the Cost of
                             Investing:  Two Kinds of Fees; If you invest
                             $1,000, you might pay

          3                  Tell Me the Details - Performance and Yield
                             Information

          4                  Tell Me the Key Facts - Description of the Fund;
                             General Investment Considerations; Tell Me the Details - The Trust; Other Information About the Fund; Description of Investments and Investment Practices; Investment Restrictions

          5                  Tell Me the Key Facts - Description of the Fund;
                             Know With Whom You're Investing; Tell Me the
                             Details - The Trust; Manager, Sub-Adviser and Distributor

          5A                 Not Applicable

          6 Tell Me the Key Facts - Decide whether to pay a sales charge now, later or maybe never; Decide How to Receive Your Earnings; Understand the Tax Consequences; Know Your Rights as a Shareholder; Tell Me the Details - The Trust; Alternative Sales Arrangements; Portfolio Transactions; Tax Information

          7 Tell Me the Key Facts - Decide whether to pay a sales charge now, later or maybe never; Consider Reducing

                             Your Sales Charge; Open an Account and
                             Buy Shares; Know with Whom You're Investing; Tell Me the Details - Manager, Sub-Adviser and Distributor; How to Purchase Shares of the Fund; Alternative Sales Arrangements

          8 Tell Me the Key Facts - Know How to Sell and Exchange Shares; Tell Me the Details - Redemptions, Repurchases and Exchanges

          9                  Not Applicable

   Item Number in Part B         Statement of Additional Information Caption
   ---------------------         -------------------------------------------

          10                 Cover Page

          11                 Table of Contents

          12                 Organization and Capitalization

          13 Investment Practices and Instruments; Additional Fundamental Investment Restrictions; Additional Non-Fundamental Investment Restrictions

          14                 Trustees and Officers

          15                 Trustees and Officers; Other Information

          16                 The Manager, the Sub-Adviser and the Distributor

          17                 Portfolio Transactions and Brokerage

          18                 Organization and Capitalization

          19 Shareholder Investment Account; Redemption and Repurchase; Net Asset Value

          20                 Tax Status

          21                 The Manager, the Sub-Adviser and the Distributor

          22                 Calculation of Performance Quotations; Tax Status

          23                 Financial Statements

--------------------------------------------------------------------------------
MainStay Strategic Value Fund Prospectus                        October __, 1997
--------------------------------------------------------------------------------


MainStay Strategic Value Fund, a separate series of The MainStay Funds, seeks to provide maximum long-term total return from a combination of common stocks, convertible securities and high yield securities.


================================================================================
Read This!
================================================================================


This Fund is not federally insured or guaranteed by the U.S. government--even if you're investing through a bank. Shares of the Fund are not deposits or obligations of, or guaranteed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Investments in the Fund are subject to investment risks, including possible loss of principal.

No guarantees. There are no guarantees that the Fund will meet its objective. All mutual funds involve risk, including the potential to lose some or all of your original investment. Except for money market funds, the price of a mutual fund share will fluctuate and, when sold, may be higher or lower than your original purchase price.

These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission, nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


--------------------------------------------------------------------------------
Please read this Prospectus carefully before you invest and keep it for future reference. It includes information you should know before investing. We hope you will easily find and understand the information you need but if you have any suggestions for improvement--or if you need any help--please ask your Registered Representative.

For even more details, write to NYLIFE Distributors Inc., 300 Interpace Parkway, Parsippany, N.J. 07054, call 1-800-MAINSTAY (1-800-624-6782), or visit our website at http://www.mainstayfunds.com.

The Statement of Additional Information (SAI) is incorporated by reference into this Prospectus and also has been filed with the Securities and Exchange Commission (SEC). For a free copy of the current SAI write to NYLIFE Distributors Inc. or call 1-800-MAINSTAY. The SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC.
--------------------------------------------------------------------------------


MainStay offers 14 additional mutual funds.

================================================================================
                                     Growth
================================================================================


                            Capital Appreciation Fund

                                Equity Index Fund

                            International Equity Fund


================================================================================
                                 Growth & Income
================================================================================


                                Convertible Fund

                                Total Return Fund

                                   Value Fund


================================================================================
                                     Income
================================================================================


                                 Government Fund

                         High Yield Corporate Bond Fund

                             International Bond Fund

                                Money Market Fund

                              Strategic Income Fund


================================================================================
                                    Tax Free
================================================================================


                            California Tax Free Fund

                             New York Tax Free Fund

                               Tax Free Bond Fund



                            [LOGO] MainStay(R) Funds

                       This page intentionally left blank

--------------------------------------------------------------------------------
                                 What's Inside?
--------------------------------------------------------------------------------


================================================================================
  Tell Me Quickly                                                             page
================================================================================


The Fund ......................................................................1

A Quick Overview...Understanding MainStay Funds ...............................4


================================================================================
  Tell Me the Key Facts
================================================================================


Analyze the Costs of Investing: Two Kinds of Fees .............................6

If You Invest $1,000, You Might Pay ...........................................6

Sales Charges and Operating Expenses ..........................................7

Description of the Fund .......................................................8

General Investment Considerations .............................................9

Decide Whether to Pay a Sales Charge Now, Later...or Maybe Never .............10

Consider Reducing Your Sales Charge ..........................................11

Open an Account and Buy Shares ...............................................12

Know How to Sell and Exchange Shares .........................................14

Decide How to Receive Your Earnings ..........................................16

Understand the Tax Consequences ..............................................17

Know With Whom You're Investing ..............................................18

Know Your Rights as a Shareholder ............................................20


================================================================================
  Tell Me the Details
================================================================================


The Trust ....................................................................21

Other Information about the Fund .............................................21

Description of Investments and Investment Practices ..........................22

Investment Restrictions ......................................................25

Manager, Sub-Adviser and Distributor .........................................26

How to Purchase Shares of the Fund ...........................................27

Alternative Sales Arrangements ...............................................29

Redemptions and Exchanges ....................................................31

Tax-Deferred Retirement Plans ................................................32

Net Asset Value ..............................................................32

Portfolio Transactions .......................................................33

Tax Information ..............................................................33

Appendix A: Description of Securities Ratings ................................34

================================================================================
                                 Tell Me Quickly
================================================================================

--------------------------------------------------------------------------------
                               A Quick Overview...
--------------------------------------------------------------------------------


Investing in a mutual fund may seem complicated; but it may be easier when you go through a Registered Representative. He or she can do many of the administrative tasks--and help you confidently manage the rest.



--------------------------------------------------------------------------------
     1
================================================================================
  Set your investment priorities
================================================================================

  Decide if they are:
o protecting what you have
o receiving income from dividends
o participating in the potential for greater investment returns
o a combination of any of the above.

How much risk of losing money are you willing to take; how aggressive are you willing to be to try to make money? This two-part question may be the most difficult question in the world of investing. Start with your gut feeling--then talk it over with your registered representative. This is also an appropriate time to talk about your investment goals. Your Registered Representative may have some ideas you haven't considered.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
     2
================================================================================
  Study the Fund's objectives, policies and risks
================================================================================

Focus on the Fund in relation to your objectives. Read about the people who manage the Fund. Understand the types of securities in which the Fund invests and the risks associated with those investments.

Talk with your registered representative.

For key facts about and risks of the Fund, see page 8. For more detailed information, see "Tell Me the Details" in this prospectus and see the SAI.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     3
================================================================================
  Evaluate the Funds fees and expenses
================================================================================
  Understand one-time and ongoing fees.

See the tables on page 7 for the Fund's one-time and ongoing fees and the impact of those costs on a $1,000 investment.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     7
================================================================================
  Open an account/Buy shares
================================================================================

To open an account, fill out an application, and have your Registered Representative place the order. He or she can be invaluable here.

Make sure to provide complete information, including who will own the account, and certify your Social Security Number or Taxpayer I.D. Number. This is also the time to decide how you want to receive earnings (in cash or additional shares) and whether you want telephone privileges and to make other choices that will affect how you access your investments. (You may also place the order directly with MainStay.)

For more on opening an account (including opening an account directly) see pages 12-13.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     8
================================================================================
  See how many shares your money will buy
================================================================================

You can calculate the number of shares of the Fund your money buys using a simple equation: (1) subtract the amount of any sales charge; then (2) divide the remaining amount of your investment by the price of one share of the Fund.

The Fund's share price ("NAV" or "net asset value") is calculated at the close of business of the New York Stock Exchange, normally 4:00 PM Eastern time, each business day. The number of shares you receive is based on the NAV next calculated after your order is received. You'll receive written confirmation of your purchase.

To learn more, see pages 13 and 32.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     9
================================================================================
  Ongoing fees
================================================================================

Every mutual fund pays fees for services. These may include distribution and marketing, investment management and shareholder services. Fees may be charged on different schedules but the Fund accrues for these expenses daily. You're not charged directly; the Fund pays the fees to the firms who provide the services, and then deducts the amounts from the Fund's assets. This, consequently, reduces the NAV of your shares.

To learn more, see page 7.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         ...Understanding MainStay Funds
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
     4
================================================================================
  Decide how much to invest
================================================================================
You may invest in as many Mainstay Funds as you want. Your initial investment in the Fund must be at least $500, then $50 thereafter. For information on other series of the Trust, including charges and expenses, call 1-800-MAINSTAY for a free prospectus.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     5
================================================================================
  Decide when to pay the sales charge: now or later
================================================================================
There may be a sales charge on share purchases. You may choose to pay it when you invest (and you'll own "Class A" shares); or defer it until you sell, according to a sliding scale based on the number of years you own the shares (you'll own "Class B" shares). The sliding scale drops from 5% in the first year to 0% after six years.

Deferring the sales charge allows you to buy more shares; but you'll pay higher ongoing fees than Class A shareholders, which will reduce any earnings paid to you.

For a list of the pros and cons of each choice, see page 10.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     6
================================================================================
  Consider resucing the sales charge
================================================================================

There are also many ways to reduce or eliminate your sales charges, including combining purchases, signing up for a letter of intent or others. There are no sales charges for reinvesting earnings.

See page 11 for details.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     10
================================================================================
  Each dividends and capital gains
================================================================================

The Fund may earn money primarily through interest payments or capital appreciation of the securities it owns. The Fund distributes these earnings to you on a quarterly basis, based on the number of shares you own.

You may elect to have earnings sent to you or have them automatically reinvested in more shares (with no sales charge).

To learn more, see page 16.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     11
================================================================================
  Exchange shares/Redeem shares
================================================================================

You generally may redeem your shares on any business day. The Fund will redeem shares at the current NAV and send you a check. If you wish, you may exchange shares of one MainStay Fund for shares of another. You can only exchange shares of the same class. An exchange is considered a sale of one Fund and a purchase of another and may have tax consequences.

If you own Class B shares you may pay a charge when you redeem your shares, depending on the length of time you've held the shares. MainStay provides a number of convenient ways to redeem your shares.

If you buy $1 million or more of Class A shares and redeem them within a year of the purchase, you will pay a sales charge.

To learn more, see pages 14-15.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     12
================================================================================
  Manage your taxes/Align your goals
================================================================================

If you've made a profit on your investment--either through dividends, distributions or capital gains, you may have to pay taxes at tax time (consult your tax adviser).

Be aware that the Fund may earn 1997 income that will be paid to you in January, 1998, but will apply to your 1997 tax return.

To learn more, see page 17.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
13
================================================================================
  Know your rights/Stay informed
================================================================================

Most of all, you have the right to ask questions-- and have them answered intelligently. You may call your Registered Representative at any time.

MainStay will send you a quarterly statement, a confirmation of each transaction and an annual and semiannual report on the Fund's status and investments.

To learn more, see page 20.
--------------------------------------------------------------------------------

================================================================================
                              Tell Me The Key Facts
================================================================================

--------------------------------------------------------------------------------
                Analyze the Costs of Investing: Two Kinds of Fees
--------------------------------------------------------------------------------


To help you understand the costs of investing in the Fund, we've provided expense information based on the Fund's estimated expenses for its first year of operation. Because the expenses are estimated, you should only use these figures as hypothetical examples of what you might actually pay.

One-time fees. You may pay one-time transaction fees: a sales charge (commission) for each separate investment or redemption, as applicable. See pages 10 and 29-31 for more details.

Ongoing fees. The Fund pays ongoing operating fees to the manager, custodian and other professionals who provide services to the Fund. These fees are billed to the Fund and then factored into the share price. They're not billed to you separately; but they do reduce the value of each share you own. See pages 18 and 26-27 for more details.

The Rule 12b-1 fees shown on page 7 pay, for example, commissions and marketing/promotional expenses. Management fees go to the manager for providing administrative and advisory services; the manager also pays a portion of these fees to the sub-adviser for providing portfolio management services. See pages 26-27 for more details. "Other" includes legal, auditing, custodian and other fees. See pages 26-27 for more details on fees.


--------------------------------------------------------------------------------
Why read about costs? Costs are important: they lower your earnings. For example, a fund with higher costs must perform better just to equal the return of a fund with lower costs. All things being equal, therefore, a lower-cost fund will begin with an advantage.

Lower fees alone, however, will not guarantee better total return performance. For example, a fund with no up-front sales charge may actually have higher ongoing expenses. It may also leave you without a registered representative to advise you. You should be sure you understand the nature of different costs.



Investing a million? The up-front sales charge is waived on investments of $1 million or more in Class A shares of the Fund. But, there will be a contingent deferred sales charge of 1% on redemptions (sales of shares) made within a year of the purchase date.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                     If You Invest $1,000, You Might Pay...
--------------------------------------------------------------------------------


The "Examples" on the following page are provided to help you understand the various costs and expenses that an investor in the Fund will bear directly or indirectly.

The examples are based on a hypothetical 5% annual return on an investment of $1,000 and redemption at the end of each period; and the estimated annual fund operating expenses reflected in the chart under "Sales Charges and Operating Expenses." Each pie chart illustrates the expenses that would be paid by a shareholder for shares held for a period of five years with the same assumptions.

The actual return on your investment, of course, may be more or less than 5%; and the actual expenses may also be more or less than those shown, depending on a variety of factors, including the performance of the Fund. The figures in the following chart, therefore, do not represent how your investment will perform. They are strictly hypothetical examples.


--------------------------------------------------------------------------------
[GRAPHIC] TAKE NOTE: The lowest sales charge won't always be the least expensive option.

The deferred sales charge (Class B shares) declines the longer you stay invested in the Fund (from 5% in year one to 0% after six years). However, if your sales charge drops to 0%, your cost over time might be more than the cost of paying the full up-front sales charge. Take a look at the examples on the following page: you pay higher 12b-1 fees (which are ongoing fees) if you defer the sales charge.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Sales Charges and Operating Expenses                                    Examples
--------------------------------------------------------------------------------


====================================================================================================================================

STRATEGIC VALUE FUND                          CLASS A    CLASS B             CLASS A                       CLASS B
====================================================================================================================================

                                                                                                                Assuming Redemption
Shareholder Transaction Expenses                                                                   Assuming No     at the End of
                                                                                                   Redemption        Each Period
                                                                                                   ----------    -------------------

Maximum Sales Charge Imposed on Purchase of                         Expenses after 1 year    $73       $26              $76
Shares (as a percentage of offering price)      5.50%    None       Expenses after 3 years  $109       $80             $110
                                                                    Expenses after 5 years  $149      $137             $157
Deferred Sales Charge                                               Expenses after 10 years $258      $291             $291
(as a percentage of redemption proceeds)(1)     None     5.00%

Annual Fund Operating Expenses
(as a percentage of average net assets)                             [PIE CHART DEPICTING              [PIE CHART DEPICTING
                                                                     INFORMATION BELOW                 INFORMATION BELOW
                                                                       APPEARS HERE]                     APPEARS HERE]

Management Fee(s)                               0.75%    0.75%      $ 55 up-front sales charge        $ 20 deferred sales charge
12b-1 Fees2                                     0.25%    1.00%        38 management fees                40 management fees
Other Expenses                                  0.83%    0.83%        13 12b-1 fees                     55 12b-1 fees
                                                -----    -----        43 other expenses                 44 other expenses
Total Fund Operating Expenses                   1.83%    2.58%      --------------------------        --------------------------
                                                =====    =====      $149 total sales charges          $157 total sales charges
                                                                         and expenses                      and expenses



(1) Generally, Class A shares of the Fund are not subject to a contingent deferred sales charge upon redemption. However, because front-end sales charges are waived on investments in Class A shares of $1 million or more, a contingent deferred sales charge of 1.00% will be imposed on redemptions of such investments effected within one year of the date of purchase. With respect to Class B shares, the amount of the contingent deferred sales charge will depend on the number of years since the shareholder made the purchase payment from which an amount is being redeemed. See "Alternative Sales Arrangements--Deferred Sales Charge Alternative--Class B Shares--Contingent Deferred Sales Charge, Class B."

(2) Under rules of the National Association of Securities Dealers, Inc. (the "NASD"), a distribution fee of up to 0.75% of average annual net assets is treated as a sales charge for certain purposes under those rules. Because the distribution fee is an annual fee charged against the assets of the Fund, long-term shareholders may indirectly pay an amount that is more than the economic equivalent of the maximum front-end sales charge permitted by rules of the NASD. For a description of the distribution plans adopted by the Fund, see "The Distributor."

================================================================================
                               Stategic Value Fund
                            The Fund's objective is:
================================================================================


to seek maximum long-term total return from a combination of common stocks, convertible securities and high yield securities. Certain of the Fund's investments are speculative.

Who should invest? Investors who seek maximum total return by investing in multiple market sectors.

See page 21 for more details about the Fund.
--------------------------------------------------------------------------------

================================================================================
                              The Fund invests in:
================================================================================


Under normal market conditions, in three asset classes, limited by the following:

 ...30% to 80% of net assets in common stocks which:

o the Sub-Adviser believes were "undervalued" (selling below their value) when purchased;

o typically pay dividends, although there may be non-dividend-paying stocks if they meet the "undervalued" criteria;

o are listed on a national securities exchange or are traded in the Over-the-Counter (OTC) market.

 ...10% to 40% of net assets in convertible securities (such as preferred stocks, bonds, debentures, corporate notes, and others which can be converted into common stock or the cash value of a basket or index of equity securities).

 ...10% to 40% of net assets in corporate debt securities: all types of foreign and domestic debt securities ordinarily in the lower rating categories of Moody's (Baa to B) and S&P (BBB to B) or judged to be of comparable creditworthiness by the Fund's Sub-Adviser. Within these limitations, the Fund may also invest in:

 ...not more than 20% of net assets in securities that are: rated CCC or below by Moody's or S&P or judged by the Sub-Adviser to be of comparable quality.

 ...U.S. government securities, cash or cash equivalents;

 ...other investments suitable for most or all MainStay Funds. (See pages - , General Investment Considerations and pages - , Description of Investments and Investment Practices, for details.)

At times, the actual allocation for each asset class may differ from the limitations set forth above, due to market fluctuations or cash entering or leaving the Fund. This could happen for instance, if the Sub-Adviser has positioned the assets close to a minimum or maximum for one or more asset classes, and the Fund's cash position changes because of investors buying or selling the Fund's shares. To correct the situation, the Sub-Adviser intends to move cash or reallocate assets within seven days.

Generally, the Sub-Adviser seeks out undervalued securities in all asset classes. Usually, stocks deemed to be at full value will be replaced with new, "undervalued" stocks. Assessing whether a stock is undervalued, the Sub-Adviser considers many factors and will compare the market price to the company's "book" value, estimated value of the company's assets (liquating value), and cash flow. To a lesser extent, the Sub-Adviser will also look at trends and forecasts such as growth rates and future earnings.
--------------------------------------------------------------------------------


WHO'S MANAGING YOUR MONEY?

DENIS LAPLAIGE, STEVEN TANANBAUM AND NEIL FEINBERG OF MACKAY-SHIELDS FINANCIAL CORPORATION.

Denis Laplaige, who is primarily responsible for the value portion of the Fund's portfolio is President, Managing Director and Chief Investment Officer of MacKay-Shields. Mr. Laplaige joined MacKay-Shields in 1982, became a Director in 1988, Managing Director in 1991, a member of the Board of Directors in 1993 and Chief Investment Officer in 1996.

Steven Tananbaum, who is primarily responsible for the high yield portion of the Fund's portfolio, is a Director of MacKay-Shields. Mr. Tananbaum joined MacKay-Shields in 1989. Previously, he worked as a high yield and merger associate intern in the corporate finance department of Kidder Peabody.

Neil Feinberg, who is primarily responsible for the convertible portion of the Fund's portfolio, is a Director of MacKay-Shields and has been a portfolio manager since he joined the firm in 1992. For the previous three years, he was an analyst for National Securities and Research Corporation; and for the prior four years he worked as a CPA/auditor for Peat Marwick Main & Company.


--------------------------------------------------------------------------------
Risks? The NAV of the Fund's shares will fluctuate depending on a number of factors, including the Sub-Adviser's ability to consistently and correctly determine the relative attractiveness of the asset classes. Prices change not only in response to economic factors but to psychological factors as well and these factors are difficult to interpret and quantify. It is therefore possible for the Fund to have a lower overall investment in stocks during a period of rising stock prices, or a small investment in bonds during a period of rising bond prices.

The risks of investing in particular types of debt securities also may vary. For example, securities rated below BBB or Baa (sometimes called "junk bonds") are not considered "investment grade" and run greater risks of price fluctuations, loss of principal and interest, default or bankruptcy by the issuer, and other risks which is why these securities are considered speculative.

Investments in foreign securities could be more volatile and more difficult to sell than U.S. securities, and involve additional risks, including currency fluctuations and political and economic instabilities.

For additional information regarding risks associated with investment in the Fund, see pages 22 - 25, Description of Investments and Investment Practices.
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        General Investment Considerations
--------------------------------------------------------------------------------


================================================================================
       SOME IMPORTANT POINTS TO UNDERSTAND ABOUT INVESTING IN MUTUAL FUNDS
================================================================================

[GRAPHIC] The share price of a Fund isn't always stable

The value of the securities in the Fund and the share price (NAV) of the Fund will fluctuate. Many factors can affect the value of securities, including:

o    conditions in the securities markets;

o    business success of the companies that issued the securities;

o    creditworthiness of the companies that issued the securities;

o    interest rates;

o    average maturity of the Fund's nonequity or debt investments;

o    foreign currency exchange rates (where applicable); and

o    other factors.

     Funds aren't guaranteed

Remember, mutual funds are not guaranteed or federally insured, even if you buy them through a bank. MainStay recommends that you speak with your Registered Representative to learn about other smart ways to help protect your money based on the level of risk you are willing to take.

     Fundamental investment objective

The investment objective of the Fund is fundamental, which means it can't be changed without shareholder approval.

     Read the prospectus

You need to consider as many factors as possible when making an investment decision--which is why it's important to read the prospectus.


TEMPORARY DEFENSIVE MEASURES

In times of unusual or adverse market conditions, for temporary defensive purposes, the Fund may invest without limit in cash and cash equivalents (as defined on page 22 under "Description of Investments and Investment Practices-- Cash Equivalents").

FUND DIVERSIFICATION

The Fund is "diversified" for the purposes of the Investment Company Act of 1940, as amended ("1940 Act").

INVESTMENTS IN ILLIQUID AND RESTRICTED SECURITIES

The Fund has a nonfundamental policy that it will not invest more than 15% of its net assets in "illiquid" securities. These are securities subject to legal or contractual restrictions on resale (other than restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933), repurchase agreements maturing in more than seven days, certain options traded over the counter or other securities which legally or in the opinion of the Sub-Adviser are deemed illiquid. There may be undesirable delays and added costs in selling restricted securities.


--------------------------------------------------------------------------------
The effects of trading costs on your total return

"Portfolio turnover" is the term used in the industry for measuring the amount of trading activity that occurs in a fund's portfolio during the year. A 100% turnover rate, for example, means that, on average, every security in the portfolio has been replaced once during the year. The Fund estimates that its annual portfolio turnover rate will not exceed 130%.

Funds with high turnover rates (over 100%) often have higher transaction costs (which are paid by the fund) and may generate short-term capital gains (on which you'll pay taxes, even if you don't sell any shares by year-end).

A fund with consistently higher total returns and higher turnover rates than another fund may actually be achieving better performance precisely because the managers are active traders. You should be aware that the "total return" figure (also found as a line item in a fund's "Financial Highlights" table) already includes portfolio turnover costs.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
        Decide Whether to Pay a Sales Charge Now, Later...or Maybe Never
--------------------------------------------------------------------------------


MainStay gives you the choice to either pay a sales charge up-front (Class A shares), or pay a sales charge at the "back-end" when you sell (Class B shares). Your Registered Representative can help you determine which type of sales charge would work better for you, based on how much and how long you wish to invest, and other factors listed in the table below.

Most of the characteristics are the same

Both Class A and Class B shares represent an interest in the same investments, give you the same rights, and are identical in all other respects, except each bears its own service and distribution expenses (Rule 12b-1 fees), and any other specific class expenses the Board may approve.


================================================================================
WHAT ARE THE DIFFERENCES IF YOU...

 ...PAY UP-FRONT (CLASS A SHARES)?
================================================================================


Since some of your investment goes to pay a sales charge up-front, you start off owning fewer shares. But, you're usually better off paying up front if you:

o plan to own the shares for an extended period of time, since the Rule 12b-1 fees on Class B shares will eventually exceed the cost of the up-front sales charge; or

o qualify for a reduced sales charge (see page 11, "Consider Reducing Your Sales Charge," for details).

You pay lower ongoing Rule 12b-1 fees--which means there's more net income to pay you higher dividends per share.

You pay no sales charge when you redeem/sell your shares (except if you bought more than $1 million of shares and redeemed within 1 year, see page 11).


================================================================================
VS  ...PAY WHEN YOU REDEEM/SELL (CLASS B SHARES)?
================================================================================

You pay no up-front sales charge; your full investment goes toward buying shares, so you start off owning more shares.

The  ongoing  Rule 12b-1 fees are  higher,  which  means:

o    you receive lower dividends;

o    your NAV will generally be lower; and,

o therefore, total performance per share will be lower than the Class A shares (but you'll own more shares).

You may pay a sales charge if you sell shares within the next 6 years (there are exceptions; see page 30, "Deferred Sales Charge Class B Shares - Contingent Deferred Sales Charge, Class B");

o    the sales charge drops from 5% in the first year to 0% after six years;

o it's assumed you're selling the shares you've owned the longest, so you pay the lowest possible sales charge;

o if you sell the Fund's shares, the sales charge will be based on the lower of the current NAV of Fund shares less dividends and distributions paid or the price you originally paid for those shares.


--------------------------------------------------------------------------------
If there aren't enough shares...

When you sell Class B shares, the Fund is permitted to sell additional Class B shares to cover the cost of the sales charge. If you don't own enough extra Class B shares to do this, the sales charge will be taken from the proceeds of your sale, reducing the amount paid to you.


If it's automatic reinvestment...

You don't pay any sales charge (Class A or Class B) on shares bought through the automatic reinvestment of dividends or capital gains. The full amount goes toward buying more shares.
--------------------------------------------------------------------------------

================================================================================
Consider Reducing Your Sales Charge
================================================================================


THE REINVESTMENT PRIVILEGE MAY HELP YOU AVOID SALES CHARGES

When you sell shares, you have the right--for 30 days--to reinvest any or all of the money in any MainStay Fund without paying another sales charge (as long as those shares haven't been reinvested once already). If you paid a sales charge when you redeemed (Class B shares), you'll receive a pro rata credit for reinvesting.

Note: Reinvestment won't relieve you of any tax consequences on gains realized from the sale; the deductions for losses may, however, be denied and, in some cases, sales charges may not be taken into account in computing gains or losses if the reinvestment privilege is exercised.


COMBINING PURCHASES LOWERS THE CHARGE

Generally, you can reduce a sales charge on purchases of Class A shares based on how much you've already invested. The sales charge will be calculated on the total net asset value of all the MainStay Fund Class A shares you own (excluding Mainstay Money Market Fund shares). This is helpful because the more you invest with MainStay, the smaller the sales charge. (See "Alternative Sales Arrangements," page 29.)

Make your actions known

To receive the discount, you must convey the information about the shares you already own at the time you buy. This privilege of "Rights of Accumulation" may be ended or altered at any time.


REGULAR WITHDRAWALS TO PAY PREMIUMS

You won't pay a sales charge upon selling (Class B shares) if you redeem shares under the Systematic Withdrawal Plan to pay scheduled monthly premiums on insurance issued by New York Life or an affiliate.


SIGN A LETTER OF INTENT (LOI)

If you qualify, you can sign a letter stating your intention to invest at least $100,000 within the next 24 months in Class A shares of one or more MainStay Funds and to pay the up-front sales charge. The current sales charge will be based on the total amount you intend to invest (the more you invest, the smaller the sales charge). See "Alternative Sales Arrangements," page 29. For more information on LOIs, call your Registered Representative or MainStay Shareholder Services, Inc. ("MSS") at 1-800-MAINSTAY.


INVEST $1,000,000 OR MORE

If you invest $1,000,000 or more in Class A shares of one or more MainStay Funds, and don't sell the shares for at least one year, the up-front sales charge is waived. If you sell the shares within one year, you will pay a sales charge of 1% upon sale. See page 29, "Reduced Sales Charges on Class A shares--Contingent Deferred Sales Charge, Class A," for details. (This rule doesn't apply to exchanges between MainStay Funds.) Purchases of $1,000,000 or more must be for Class A shares and will not be accepted for Class B shares.


--------------------------------------------------------------------------------
[GRAPHIC] Take note: Sales charges are sometimes waived

There are many other situations, including purchases by certain retirement plans, which entitle you to a waiver of the sales charge. (For purchases at NAV, see page 29 for the full listing.)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             Open an Account and...
--------------------------------------------------------------------------------


RELY ON YOUR REGISTERED REPRESENTATIVE

MainStay Funds are called "load" funds, meaning you pay a sales charge for the ongoing assistance and advice of your Registered Representative.

"No-load" (no commission) funds generally require you to buy their shares on your own, directly from them.


HAVE YOUR REGISTERED REPRESENTATIVE
PLACE THE ORDER

Your Registered Representative can enter your order immediately by calling NYLIFE Distributors Inc. (the "Distributor"), help you complete the application correctly and send it in for you.

The Distributor must receive payment within 3 business days or MainStay will cancel your order. You and/or the broker/dealer may also be liable for any losses or fees incurred.


YOU MUST  INVEST AT LEAST THE MINIMUM  AMOUNT

o    To open an account: $500

o    Each time after that: $50

The minimum initial investment is waived for purchases by Trustees of the Trust, New York Life and its subsidiaries and their employees, officers, directors or agents.

Fill out the application completely...

 ...with your Registered Representative's help.

Be sure to include the:

o    name(s) you want to appear on the account;

o    choice of Class A or Class B shares;

o    amount of the investment;

o    your certified Social Security Number or Taxpayer I.D. Number;

o    financial information;

o    employer information;

o    other requested information.


================================================================================
  HOW TO BUY SHARES
================================================================================

[GRAPHIC OF A CHECK]
[PARTIALLY INSERTED] SEND A CHECK TO YOUR REGISTERED REPRESENTATIVE WITH THE [ INTO AN ENVELOPE ] APPLICATION

You'll pay the next NAV that's set after your order is received and accepted, plus any sales charge if purchasing Class A shares. Your check must be in U.S. dollars and drawn on a U.S. bank. Include the account number and class of shares (Class A or Class B) you wish to buy. If the check doesn't clear, your order will be cancelled and you could be liable for losses or fees. We also reserve the right to limit the number of checks processed at one time.

You may send additional investments (minimum $50 each check) directly to: The MainStay Funds, PO Box 8401, Boston, MA 02266-8401. Please include your account number and class of shares with all checks.


[GRAPHIC OF ] HAVE YOUR REGISTERED REPRESENTATIVE ORDER BY TELEPHONE... [A TELEPHONE]

 ... between 9:00 AM and 4:00 PM Eastern time on any day the New York Stock Exchange is open. You'll pay the next NAV that's set after your order is received and accepted, plus any sales charge for Class A shares. Have your Registered Representative call the Distributor. Purchase orders effected by telephone are subject to a purchase minimum of $5,000. The Distributor must receive your payment (and the application, if it's your initial investment) within the next 3 business days or the order will be cancelled. All calls are recorded.

================================================================================
                                  ...Buy Shares
================================================================================


MAKE SURE YOU ARE USING THE PROPER FORMS

Your order to buy is only accepted when received by the Shareholder Servicing Agent with all information, signatures, documents and payments required to carry it out. Federal law requires you to provide a certified Taxpayer I.D. Number when you open an account.


BUY SHARES AT THE CURRENT MARKET PRICE

(known as the net asset value, or NAV) on days the New York Stock Exchange is open.

The NAV--the price of a share that is used for buying and selling--is determined each day that the New York Stock Exchange is open. NAV is calculated at the close of business of the New York Stock Exchange (normally at 4:00 PM Eastern time).


[GRAPHIC] NAV is calculated by:

o taking the current market value of the Fund's total assets attributable to a class of shares (either Class A shares or Class B shares);

o    subtracting the liabilities attributable to that class; and

o dividing the remainder by the total number of shares outstanding of that class. (See page 32 and the SAI for the full details on calculating NAV.)



[GRAPHIC]  Make sure your application is complete

MainStay and the Distributor each reserves the right to reject your application, particularly if it's incomplete (for instance, if you haven't included your certified Taxpayer I.D. Number).

     Choices

If you want the ability to sell shares by telephone, or receive checks for the dividends or capital gains you earn, you must grant authorization on the application.


================================================================================

[GRAPHIC OF A RADIO TOWER]   WIRE MONEY FROM YOUR BANK ACCOUNT

Have your Registered Representative call the Distributor for an account number and wiring instructions. Give them to your bank, which may charge a fee for wiring. The Distributor must receive your payment (and application, if it's your initial investment) within the next 3 business days. If it doesn't, your order will be cancelled, and you may be liable for losses and/or fees.

To buy shares the same day, your Registered Representative must call by noon, Eastern time, and the wire must be received by the Shareholder Servicing Agent before 4:00 PM Eastern time. (See page 28, "How to Purchase Shares of the Funds--By Wire," for the wire address.) No wires are accepted on days when the New York Stock Exchange is closed, or on Martin Luther King Day, Columbus Day or Veterans Day, because the bank that would receive your wire is closed.

The fastest way to invest

Wiring will reduce the waiting time on selling or exchanging shares because your money will be cleared right away. If you buy by check and quickly decide to sell, the Fund will withold payment for up to 10 days of purchase or until the check clears, whichever is first.

[GRAPHIC] SET UP A SYSTEMATIC INVESTMENT OR EXCHANGE PLAN

Through payroll deductions or AutoInvest, you may open an account by authorizing your bank to automatically send money on a regular schedule to purchase shares of the Fund or other MainStay Funds. The initial minimum is $100 per class of share of the Fund. Subsequent minimum investments for the Fund are $50. (See page 28, "How to Purchase Shares of the Funds--Systematic Investment Plans," for waiving minimums and for details on AutoInvest.)

--------------------------------------------------------------------------------
                      Know How to Sell and Exchange Shares
--------------------------------------------------------------------------------


PLACE YOUR SALES ORDER DIRECTLY OR THROUGH YOUR REGISTERED REPRESENTATIVE, IF ALLOWED BY THE BROKER DEALER

If you place the order through your Registered Representative:

o The transfer agent must receive the order with all the information, signatures and documentation necessary to carry out the order ("good order").

o Your shares are then priced at the next NAV set for the Fund (either 4:00 PM Eastern time that day; or the next day, if the order is placed too late) after receipt of your order.


OPTION 1

[GRAPHIC] USE A SYSTEMATIC WITHDRAWAL PLAN

o    Requires at least $10,000 in the account at time of request

You may arrange to make monthly redemptions of $100 or more from the Fund. Shares will be sold automatically to cover the amount plus any applicable sales charge.

These redemptions, like any sale, may result in a gain or loss and, therefore, may be subject to taxation. Consult your tax adviser on the consequences.

MainStay may end this plan at any time; or begin charging up to $5 per redemption after 30 days' written notice to you.

No sales charges

There are no deferred sales charges on systematic redemptions to pay scheduled monthly premiums on insurance policies issued by New York Life or an affiliate.

Words to the wise

We don't recommend using this plan during times when you're regularly buying shares: you'll be paying new sales charges just to replace the shares you're selling.

Also remember, these redemptions aren't dividends or income. If you redeem more than the Fund is earning for you, eventually, your account will be worth less than your original investment and, ultimately, you will redeem all of your shares.

Systematic withdrawal plans established by phone are subject to the procedures applicable to telephone redemptions.


[GRAPHIC] Your shares could be redeemed involuntarily

To reduce expenses, we have the right to redeem the shares in any account valued at less than $250, provided that the value isn't based on fluctuations in market prices.

We'll give you 60 days' written notice to allow you to add to your account and avoid the redemption.

To avoid paying a reporting penalty, we may also redeem your shares if you haven't given us a certified Taxpayer I.D. Number.


IF YOU PLACE THE ORDER DIRECTLY, YOU CAN DO IT BY A WRITTEN REQUEST OR IN ONE OF THE FOLLOWING WAYS

When you want to use one of MainStay's alternative selling privileges, call 1-800-MAINSTAY to verify that the options you want are on record--before you need to use them.

You may also establish a Systematic Exchange Program to have a minimum of $100 exchanged periodically from any MainStay Fund (except the Mainstay Equity Index
Fund) to another MainStay Fund within the same class of shares. The Fund from which exchanges are made must have an account value of at least $10,000 at the time the Systematic Exchange Program is established. Before establishing a Systematic Exchange Program, you must obtain and read the prospectus for the MainStay Fund you wish to exchange into. (See page 31, "Redemptions and Exchanges--Exchange Privileges," for details.)


--------------------------------------------------------------------------------
You have help

If permitted by the broker-dealer, your Registered Representative may sell or exchange your shares, or set up a systematic withdrawal plan for you, by phone, unless you notify us in writing not to allow it.
--------------------------------------------------------------------------------

OPTION 2

MAKE A TELEPHONE REQUEST:
1-800-MAINSTAY

You may sell or exchange shares directly over the phone.

o    Minimum amount: $500 for exchanges

o You automatically have this privilege unless you notify us in writing that you do not want it.

Whether you're buying, selling, or requesting a wire transfer or a check, the price you receive is the next price (NAV) determined for the Fund (either at 4:00 PM Eastern time that day; or at 4:00 PM the next day, if the order is placed too late) after receipt of your order.

Your broker-dealer must receive your order by 4:00 PM, and is responsible for sending it in by 5:00 PM the day you place it.

o Be ready to present your Social Security Number or Taxpayer I.D. Number over the phone.

o You can only transfer by phone between accounts with identical names, addresses and Social Security Numbers/Taxpayer I.D. Numbers. Transfers between different accounts are only allowed if made in writing and include the proper information--ask your Registered Representative.

Telephone redemptions are not permitted for shares:

o    represented by certificates;

o    bought within the previous 10 calendar days; or

o owned by someone whose address of record has changed within the previous 30 days.

Telephone exchanges are not permitted for shares represented by certificate.

When using the MainStay Audio Response System, you bear the risk of any loss from your errors in using the system.


[GRAPHIC] Convenient, yes...but not risk-free

Telephone redemption privileges are convenient, but you give up some security. By signing an application to purchase shares, you agree that neither MainStay Funds nor the Shareholder Servicing Agent will be liable for following instructions via the phone that they reasonably believe are genuine. You bear the risk of any loss, unless the Fund or the Shareholder Servicing Agent fails to use established safeguards for your protection. These safeguards are among those currently in place at MainStay Funds:

o    all phone calls are tape recorded;

o written confirmation of every transaction is sent to your address of record.


--------------------------------------------------------------------------------
We'll send your money  within the next 7 days.

MainStay will make the payment, minus any deferred sales charge, within 7 days after receiving your redemption request in "good order." You will receive the first NAV fixed after your request is received in "good order."

Use exchange privileges. Once you open an account, you may exchange shares of the same class (Class A shares for Class A shares; Class B shares for Class B shares) between MainStay Funds without a sales charge. There are two exceptions:
You will pay a sales charge if you:

o exchange shares of the Mainstay Money Market Fund for Class A shares in another Fund, unless you've already paid the sales charge on those shares; or,

o exchange Class B shares out of the Mainstay Money Market Fund into another Fund and redeem within 6 years of the original purchase.

You may not exchange Class A shares for Class B shares, or vice versa. If you sell Class B shares and then buy Class A shares, you may have to pay a deferred sales charge on the Class B shares, as applicable, and pay an initial sales charge on the Class A shares.

Before you exchange shares of the Fund for shares of another MainStay Fund, you must first obtain and read the prospectus for the MainStay Fund you wish to exchange into.

When exchanged shares are redeemed, any applicable sales charge will be charged.

What if you buy by check then quickly sell? We will withhold payment for up to 10 days of purchase or until the check clears, whichever is first.
--------------------------------------------------------------------------------


If you're requesting a wire transfer by phone

o    Minimum amount: $5,000

o    Limit: One every 30 days

o Authorization: You must select this option on your application initially or request it in writing at a later date

After receiving your sell order by phone, we will send the proceeds by bank wire to your designated bank account the next business day. Your bank may charge you a fee to receive the wire transfer.

If you're requesting a check by phone

o    Maximum amount: $100,000

The check will be payable to you--as the name (or names) appear on the account--and mailed to the address appearing on the account. (See page 31, "Redemptions and Exchanges," for more details.)

Requests to redeem shares worth $100,000 or more must be made in writing and require a signature guarantee.

You may change your mind

To cancel any telephone privilege, call 1-800-MAINSTAY between 8:00 AM and 6:00 PM Eastern time. We reserve the right to suspend or end telephone privileges at any time without notice.

--------------------------------------------------------------------------------
                       Decide How to Receive Your Earnings
--------------------------------------------------------------------------------


TWO KINDS OF EARNINGS


DIVIDENDS AND INTEREST

Most funds earn either dividends from stocks, interest from bonds and other securities, or both. A mutual fund, however, always pays this income to you as "dividends." The dividends paid by the Fund will vary based on the income from its investments and the expenses incurred by the Fund.

When the Fund pays

The Fund will declare and distribute the first dividend on December 19, 1997. This dividend will be for the fourth quarter only. Thereafter, the Fund will declare and distribute any dividends quarterly.

CAPITAL GAINS

Funds earn capital gains when they sell securities in their portfolio at a profit.

When the Fund pays

At the end of each fiscal year, the Fund matches its gains against its losses; and, if the balance results in a gain, the Fund will distribute the gain to shareholders.

--------------------------------------------------------------------------------
When are you paid? On the first business day of each month after a dividend is declared.
--------------------------------------------------------------------------------


HOW TO TAKE YOUR EARNINGS

You may choose how to receive earnings (and change your choice as often as you like) by notifying your Registered Representative (if permitted by the broker-dealer) or MainStay directly. If you don't make a choice on your application, your earnings will be automatically reinvested in the same class of shares of the Fund. In order to reinvest dividends and/or capital gains in another MainStay Fund, you must have an established account in that class of shares of that Fund. Here are your choices:


REINVEST EVERYTHING IN:

o    the Fund; or

o    in another MainStay Fund of your choice.


TAKE THE DIVIDENDS IN CASH

Reinvest the capital gains in:

o    the Fund; or

o    in another MainStay Fund of your choice.


TAKE THE CAPITAL GAINS IN CASH

Reinvest the dividends in:

o    the Fund; or

o    in another MainStay Fund of your choice.


TAKE EVERYTHING IN CASH

--------------------------------------------------------------------------------
                         Understand the Tax Consequences
--------------------------------------------------------------------------------


The Fund intends to be treated as a regulated investment company under subchapter M of the Code. As a regulated investment company, the Fund is required to distribute at least 90% of its:

o    net taxable income;

o    net short-term capital gains; and

o    net tax-exempt income.

"Net" means the amount remaining after tax deductible expenses (expenses reduce "gross" earnings: in other words, the amount the Fund can pay to you.)


MOST OF YOUR DIVIDENDS ARE TAXABLE

Virtually all of the dividends you receive from the Fund are taxable, whether you take them as cash or automatically reinvest them. Some dividends will be taxable as long-term capital gains.

MainStay keeps track of your tax status and will mail your tax report each year by January 31. This report will tell you which dividends and redemptions should be treated as taxable ordinary income; which, if any, as tax-exempt income; and which, if any, as long- and short-term capital gains.

Retirement plans

None of the dividends earned in a tax-deferred retirement plan are taxable until distributed from the plan.

Taxes on foreign investment income

Income earned from investments in foreign countries may be withheld by those countries as income taxes. Under certain circumstances, the Fund may elect to pass along tax credits or deductions to you for foreign income taxes paid, although there are no assurances that the Fund will be able to do so, or that the credits or deductions will result in a tax benefit to you.


[GRAPHIC] Seek assistance

Your Registered Representative is always available to help you keep your investment goals coordinated with your tax considerations. You should, however, rely on your tax adviser for tax counsel.

For additional information on taxation, see the SAI.

     Don't overlook sales charges

The amount you pay in sales charges reduces gains and increases losses for tax purposes.

--------------------------------------------------------------------------------
                         Know With Whom You're Investing
--------------------------------------------------------------------------------

================================================================================
     WHO RUNS THE FUND'S DAY-TO-DAY BUSINESS?
================================================================================

MainStay Management, Inc. (the "Manager"), Morris Corporate Center I, Building A, 300 Interpace Parkway, Parsippany, NJ 07054, serves as the Fund's manager, handling business affairs for the Fund. MainStay Management, Inc. is a corporation organized under the laws of Delaware and is an indirect wholly owned subsidiary of New York Life Insurance Company. The Manager provides offices and conducts clerical, recordkeeping and bookkeeping services, and keeps most of the financial and accounting records required for the Fund. The Manager has delegated its portfolio management responsibilities to the Sub-Adviser.

The Manager pays the salaries and expenses of all personnel affiliated with the Fund, and all the operational expenses that aren't the responsibility of the Fund, including the fee paid to the Sub-Adviser. (See page 26, "Manager, Sub-Adviser and Distributor," and the SAI for more details.)

For its services, the Fund pays the Manager a monthly fee. (See page 26, "Manager, Sub-Adviser and Distributor".)


================================================================================
     WHO MANAGES YOUR MONEY?
================================================================================

MacKay-Shields Financial Corporation ("MacKay-Shields"), 9 West 57th St., New York, NY 10019, is the Sub-Adviser to the Fund. The firm was incorporated in 1969 as an independent investment advisory firm and was privately held until 1984 when it became a wholly owned but autonomously managed subsidiary of New York Life Insurance Company. As of June 30, 1997, MacKay-Shields managed over $26.9 billion in assets.

Under the supervision of the Fund's Trustees and the Manager, MacKay-Shields is responsible for making the specific decisions about buying, selling and holding securities; selecting brokers and brokerage firms to trade for them; maintaining accurate records; and, if possible, negotiating favorable commissions and fees with the brokers and brokerage firms. For these services, the Sub-Adviser is paid a monthly fee by the Manager, not the Fund. (See "Manager, Sub-Adviser and Distributor," page 26, for a breakdown of fees.)



[GRAPHIC]   Who works to protect your interests?

A Board of Trustees oversees the Fund. The Trustees have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Other than serving as Trustees, most of the Board Members have no affiliation with The MainStay Funds or its service providers.

--------------------------------------------------------------------------------
                         Know With Whom You're Investing
--------------------------------------------------------------------------------


WHO DISTRIBUTES THE MAINSTAY FUNDS?

NYLIFE Distributors Inc., 260 Cherry Hill Road, Parsippany, NJ 07054, acts as the principal underwriter and distributor of the Fund's shares. NYLIFE Distributors Inc. (the "Distributor") is a corporation organized under New York laws and is an indirect wholly owned subsidiary of New York Life Insurance Company. The Distributor offers shares of the Fund. In addition, NYLIFE Securities Inc., an indirect wholly owned subsidiary of New York Life Insurance Company, and other broker-dealers offer shares of the Fund pursuant to dealer agreements with the Distributor. The Distributor and other broker-dealers pay commissions and service fees to Registered Representatives. The Distributor also pays for printing and mailing prospectuses and sales literature; and for any advertising for the Fund. For its services, the Distributor is paid a monthly fee--the Rule 12b-1 fee. (See page 26, "Manager, Sub-Adviser and Distributor--The Distributor" for more details.)


WHO KEEPS TRACK OF YOUR ACCOUNT?

MainStay Shareholder Services Inc. (MSS) is the Fund's Transfer, Dividend Disbursing and Shareholder Servicing Agent. MSS, whose address is 260 Cherry Hill Road, Parsippany, N.J. 07054, is an indirect wholly owned subsidiary of New York Life Insurance Company. MSS provides customer service, is responsible for preparing and sending statements, confirms and checks, and keeps certain financial and accounting records. MSS has entered into an agreement with Boston Financial Data Services (BFDS), whose address is 2 Heritage Drive, North Quincy, MA 02171. BFDS will perform certain of the services for which MSS is responsible. In addition, the Fund may contract with other service organizations, including broker-dealers and other financial institutions, which will establish a single omnibus account for their clients with the Fund. The service organizations will provide shareholder services to the shareholders within the omnibus accounts and receive fees for those services from the Fund.

The Bank of New York is the custodian of the investments of the Fund and has subcustodial agreements for holding the Fund's foreign securities.

--------------------------------------------------------------------------------
                        Know Your Rights as a Shareholder
--------------------------------------------------------------------------------


YOU HAVE THE RIGHT TO ASK ANY QUESTIONS

Any time you have a question about your account, you should:

o    ask your Registered Representative;

o    call 1-800-MAINSTAY (between 8:00 AM and 6:00 PM Eastern time); or

o    write to The MainStay Funds, P.O. Box 8401, Boston, Massachusetts,
     02266-8401.


THE RIGHT TO RECEIVE INFORMATION ABOUT YOUR INVESTMENT -- CALL 1-800-MAINSTAY

You receive quarterly statements reviewing your investment in the Fund, including the number and value of shares, dividends declared or paid and other information.

Confirmations

Every time you buy or sell shares of the Fund or exchange shares between the Fund and another MainStay Fund, you'll receive a confirmation in the mail shortly thereafter. It summarizes all the key information: what you bought and sold, what it cost, the sales charge (if any) and other vital data.

Financial reports

You will receive an annual financial statement for the Fund, examined by the Fund's independent accountants. You will also receive a semiannual financial statement which is unaudited. Each financial report shows as of the end of the reporting period:

o    the investments owned by the Fund;

o    the market value of each investment; and

o    other financial information.


[GRAPHIC] Keep your statements.

You may need them for tax reporting purposes.

     Be alert: Mistakes can happen.

Always review your confirmations and statements immediately.

The right to have one share, one vote

o    Every share issued by the Fund carries equal ownership rights.

o By owning shares, you're entitled to vote on certain issues and policies regarding the Fund and the class of shares you own. You have one vote per share you own.

o You're entitled to vote in the election of MainStay Trustees and to ratify independent accountants.

o You're entitled to approve the adoption of any new investment advisory agreement or plan of distribution relating to the Fund.

o You're also entitled to approve any changes in fundamental investment restrictions or policies of the Fund.

THE RIGHT TO ATTEND MEETINGS

Although the Fund doesn't intend to hold annual shareholder meetings, you have the right to call a meeting of shareholders for the purpose of voting on removing a Trustee for cause. Removing a Trustee requires the approval of two-thirds of the outstanding shares issued for all of The MainStay Funds. Generally, shareholder meetings are only held when the Trustees recommend an action which requires shareholder approval.

================================================================================
                               Tell Me The Details
================================================================================

================================================================================
  THE TRUST
================================================================================

The Trust was established as a Massachusetts business trust on January 9, 1986 by a Declaration of Trust. The Fund commenced operations on October __, 1997.

Shares have non-cumulative voting rights, do not have preemptive or subscription rights and are transferable. No contingent deferred sales charge would be imposed on distributions during liquidation of the Fund.

The Trust is an open-end management investment company registered under the Investment Company Act of 1940 ("1940 Act").


================================================================================
  OTHER INFORMATION ABOUT THE FUND
================================================================================


Investment in the Fund alone does not constitute a complete investment program.

The Manager has delegated its portfolio management responsibilities to the Sub-Adviser. Investment decisions for the Fund are made independently from those of the other accounts and investment companies that may be managed by the Sub-Adviser. However, if such other accounts or investment companies are prepared to invest in, or desire to dispose of, securities in which the Fund invests at the same time as the Fund, available investments or opportunities for sales will be allocated equitably to each. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by the Fund or the price paid or received by the Fund.

In managing the Fund, the Sub-Adviser conducts a rigorous, disciplined valuation methodology to maximize the most appropriate investment levels among the three asset classes. Fundamental economic analysis, risk and return estimations, credit quality and interest rate trends are among the principal factors considered by the Sub-Adviser in determining whether to increase or decrease the emphasis placed on a particular type of security or bond within the Fund's investment portfolio. In the event that the Sub-Adviser's analysis indicates that the Fund should be fully invested in only one asset group, the Sub-Adviser will still adhere to the limitations on the amount of assets which may be allocated to each of the three asset groups.

In analyzing different securities to assess their relative attractiveness, the Sub-Adviser's value investment process emphasizes such factors as low price to earnings and price to cash flow ratios, financial strength and earnings predictability. The Fund intends to purchase those securities which it believes to be undervalued in the market relative to comparable securities based on the foregoing analysis.

In assessing whether a stock is undervalued, the Sub-Adviser considers, among other factors, a company's financial strength and earnings predictibility. The Fund may provide some protection on the downside through its investment in companies whose current stock prices reflect, in the Sub-Adviser's opinion, either unwarranted pessimism or unrecognized value.

In selecting convertible securities for purchase or sale, the Sub-Adviser takes into account a variety of investment considerations, including credit risk, projected interest return and the premium for the convertible security relative to the underlying common stock.

In seeking a competitive overall return, capital appreciation may be sought by lengthening the maturities of high yield debt securities held in the Fund's portfolio during periods when the Sub-Adviser expects interest rates to decline. If the Sub-Adviser is incorrect in its expectations of changes in interest rates, or in its evaluation of the normal yield relationship between two securities, the Fund's income, NAV and potential capital gains could decrease; or the potential loss could increase. This and other factors may affect the income available for distribution to shareholders.

Since available yields and yield differentials vary over time, no specific level of income or yield differential can ever be ensured.

Debt securities in which the Fund may invest include all types of debt obligations of both domestic and foreign issuers, such as bonds, debentures, notes, equipment lease certificates, equipment trust certificates, conditional sales contracts, commercial paper, foreign government securities and U.S. government securities (including obligations, such as repurchase agreements, secured by such instruments). For purposes of the Fund's investment policies, the Fund considers preferred stock to be a debt obligation.

The Fund's equity investments may include capital notes, which are securities representing beneficial interest in a trust for which the controlling common stock is owned by a bank holding company. These beneficial interests are commonly issued as preferred stock but may also be issued as other types of instruments. The trust owns debentures issued by the bank holding company and issues the preferred stock to investors. In making investments in foreign securities the Sub-Adviser will determine, using good faith and judgement, (1) country allocation; (2) currency exposure (asset allocation across currencies); and (3) diversified security holdings within each market. The Sub-Adviser may consider factors such as prospects for currency exchange and interest rates, and inflation in each country, relative economic growth, government policies influencing exchange rates and business conditions, and quality of individual issuers.

To hedge the market value of securities held, proposed to be held or sold or relating to foreign currency exchange rates, the Fund may enter into or purchase securities or securities index options, foreign currency options, and futures contracts and related options with respect to securities, indexes of securities, or currencies. The Fund also may buy and sell currencies on a spot or forward basis. Subject to compliance with applicable rules, futures contracts and related options may be used for any legally permissible purpose, including as a substitute for acquiring a basket of securities and to reduce transaction costs. The Fund may also purchase and sell foreign exchange contracts for purposes of managing portfolio risk more efficiently. The Fund may also sell short against the box, among other reasons, to hedge against a possible market decline in the value of the security owned or to enhance liquidity. The Fund may also use various techniques to shorten or lengthen the dollar-weighted average maturity of its portfolio, including transactions in futures and option on futures.


================================================================================
  DESCRIPTION OF INVESTMENTS AND INVESTMENT PRACTICES
================================================================================


Information about the following types of investments, investment practices and related risks appears below: Brady Bonds, Cash Equivalents, Convertible Securities, Floaters and Inverse Floaters, Foreign Securities, Industrial Development and Pollution Control Bonds, Lending of Portfolio Securities, Loan Participation Interests, Mortgage-Backed and Asset-Backed Securities, Repurchase Agreements, Risk Management Techniques, Short Sales Against the Box, Swap Agreements, When-Issued Securities and Forward Commitments, Zero Coupon Bonds and Risks of Investing in High Yield Securities ("Junk Bonds"). For more information about the investments, investment practices and risks described in this section, please see the SAI.

     BRADY BONDS

The Fund may invest a portion of its assets in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings. (For more information see the SAI.)

     CASH EQUIVALENTS

The Fund may invest in cash or cash equivalents, which include, but are not limited to: short-term obligations issued or guaranteed as to interest and principal by any U.S. or foreign government or government agencies or instrumentality thereof (including repurchase agreements collateralized by such securities); obligations of banks (certificates of deposit, bankers' acceptances and time deposits) which at the date of investment have capital, surplus, and undivided profits (as of the date of their most recently published financial statements) in excess of $100,000,000, and obligations of other banks or savings and loan associations if such obligations are federally insured; commercial paper which at the date of investment is rated A-1 by S&P or P-1 by Moody's or, if not rated, is issued or guaranteed as to payment of principal and interest by companies which at the date of investment have an outstanding debt issue rated AA or better by S&P or Aa or better by Moody's; short-term corporate obligations which at the date of investment are rated AA or better by S&P or Aa or better by Moody's; and other debt instruments not specifically described if such instruments are deemed by the Trustees to be of comparable high quality and liquidity.

     CONVERTIBLE SECURITIES

The Fund may invest in securities convertible into common stock or the cash value of a basket or index of equity securities. Convertible securities eligible for inclusion in the Fund's portfolio include convertible bonds, convertible preferred stock, warrants or notes or other debt instruments that may be exchanged for cash payable in an amount that is linked to the value of a particular security, basket of securities, index or indices of securities or currencies.

     FLOATERS AND INVERSE FLOATERS

The Fund may invest in floating rate debt instruments ("floaters"). The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. The Fund may also invest in leveraged inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. The leverage associated with inverse floaters may result in greater volatility in their market values. Certain inverse floaters may be determined to be illiquid securities.

     FOREIGN SECURITIES

The Fund may purchase foreign securities. Foreign investments could be more difficult to sell than U.S. investments. They also may subject the Fund to risks different from investing in domestic securities. Investments in foreign securities involve risks of currency controls by governments, changes in currency rates and interest rates, difficulties in receiving or interpreting financial and economic information, possible imposition of taxes, higher brokerage and custodian fees, possible exchange controls or other government restrictions, including possible seizure or nationalization of foreign deposits or assets. Foreign securities may also be less liquid and more volatile than U.S. securities. There may also be difficulty in invoking legal protections across borders. In addition, investment in emerging market countries presents risks in greater degree than those presented by investment in foreign issuers in countries with developed securities markets and more advanced regulatory systems.

Many of the foreign securities in which the Fund invests will be denominated in foreign currencies. Changes in foreign exchange rates will affect the value of securities denominated or quoted in foreign currencies. Exchange rate movements can be large and can endure for extended periods of time, affecting either favorably or unfavorably the value of the Fund's assets. The Fund may, however, engage in foreign currency transactions to protect itself against fluctuations in currency exchange rates in relation to the U.S. dollar. See page 24, Risk Management Techniques.

     INDUSTRIAL DEVELOPMENT AND POLLUTION CONTROL BONDS

The Fund may purchase Industrial Development and Pollution Control Bonds. Industrial Development and Pollution Control Bonds, although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but are secured by the revenues of the authority derived from payments by the industrial user. (For more information, see the SAI.)

     LENDING OF PORTFOLIO SECURITIES

The Fund may lend its investment securities to brokers, dealers and financial institutions for the purpose of realizing additional income pursuant to guideliness adopted by the Board of Trustees. The total market value of securities loaned will not at any time exceed 33% of the total assets of the Fund. The risks in lending portfolio securities, as with other extensions of credit, consist of possible loss of rights in the collateral should the borrower fail financially. In determining whether to lend securities, the Sub-Adviser will consider all relevant facts and circumstances, including the creditworthiness of the borrower. (For more information see the SAI.)

     LOAN PARTICIPATION INTERESTS

The Fund may invest in participation interests in loans. Such participation interests, which may take the form of interests in, or assignments of, loans, are acquired from banks which have made loans or are members of lending syndicates. The Fund's investments in loan participation interests will be subject to its limitation on investments in illiquid securities and its limitation on investments in securities rated below investment grade.

In a typical corporate loan syndication, a number of institutional lenders lend a corporate borrower a specified sum pursuant to the terms and conditions of a loan agreement. One of the co-lenders usually agrees to act as the agent bank with respect to the loan. The loan agreement among the corporate borrower and the co-lenders identifies the agent bank as well as sets forth the rights and duties of the parties. The ageement often (but not always) provides for the collateralization of the corporate borrower's obligations thereunder and includes various types of restrictive covenants which must be met by the borrower.

The principal credit risk associated with acquiring participation interests from a co-lender or another participant is the credit risk associated with the underlying corporate borrower. The Fund may incur additional credit risk, however, when it is in the position of participant rather than a co-lender because the Fund must assume the risk of insolvency of the co-lender from which the participation interest was acquired and that of any person interpositioned between the Fund and the co-lender.

     MORTGAGE-BACKED AND ASSET-BACKED SECURITIES

Mortgage-backed and asset-backed securities are securities which derive their value from underlying pools of loans that may include interests in pools of lower-rated debt securities, consumer loans or mortgages, or complex instruments such as collateralized mortgage obligations and stripped mortgage-backed securities. The value of these securities may be significantly affected by changes in interest rates, the market's perception of issuers and the creditworthiness of the parties involved. The ability of the Fund to successfully utilize these instruments may depend in part upon the ability of the Sub-Adviser to forecast interest rates and other economic factors correctly. Some securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile. These securities may also be subject to prepayment risk and if the security has been purchased at a premium the amount of the premium would be lost in the event of prepayment.

     REPURCHASE AGREEMENTS

The Fund may enter into domestic repurchase agreements to earn income. A repurchase agreement is an agreement whereby the Fund purchases a portfolio eligible security from a bank or broker-dealer that agrees to repurchase the security at the Fund's cost plus interest within a specified time (normally one day).

The Fund may enter into reverse repurchase agreements. A reverse repurchase agreement involves the sale of a security by the Fund and its agreement to repurchase the instrument at a specified time and price. The Fund will maintain a segregated account consisting of liquid assets to cover its obligations under reverse repurchase agreements. The Fund will limit its investments in reverse repurchase agreements and other borrowing to no more than one-third of its total assets. The use of reverse repurchase agreements by the Fund creates leverage which increases the Fund's investment risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the cost of the agreements, the Fund's earnings or NAV will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or NAV would decline faster than otherwise would be the case.

The Trustees have reviewed and approved certain sellers who they believe to be creditworthy and have authorized the Fund to enter into repurchase agreements with such sellers. If the other party to a repurchase agreement were to become bankrupt, the Fund could experience delays in recovering its investment or losses.

     RISK MANAGEMENT TECHNIQUES

The Fund can use various techniques to increase or decrease its exposure to changing security prices, interest rates, currency exchange rates, commodity prices or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling futures contracts and options on futures contracts, entering into foreign currency transactions (such as forward foreign currency exchange contracts and options on foreign currencies) and purchasing put or call options on securities and securities indexes.

The Fund can use these practices in an attempt to adjust the risk and return characteristics of its portfolio of investments. When the Fund uses such techniques in an attempt to reduce risk it is known as "hedging". If the Fund's Sub-Adviser judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investments, these techniques could result in a loss, regardless of whether the intent was to reduce risk or increase return. These techniques may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.

The Fund may each enter into contracts for the future delivery of debt securities or an index of debt securities that are sufficiently correlated to its portfolio. The Fund may also enter into contracts for the future delivery of securities and stock index futures contracts to protect against changes in stock market prices.

In addition, the Fund may enter into contracts for the future delivery of foreign currencies to protect against changes in currency exchange rates for the same type of hedging purposes, purchase and write put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities to be acquired, and enter into a variety of foreign currency transactions, including forward foreign currency exchange contracts in order to protect or hedge against the adverse effect that changes in future foreign currency exchange rates may have on its investment portfolio or on its investment activities that are undertaken in foreign currencies.

The Fund may sell (write) covered put and call options and purchase put and call options on any securities in which it may invest that are traded on U.S. and foreign securities and options exchanges and in the over-the-counter market, each in accordance with its respective investment objectives and policies.

The Fund may purchase put and call options on securities indexes to hedge against risks of market-wide price fluctuations. Options on securities indexes are similar to options on securities except that settlement is in cash.

     SHORT SALES AGAINST THE BOX

A short sale is a transaction in which the Fund sells through a broker a security it does not own in anticipation of a possible decline in market price. A short sale "against the box" is a short sale in which, at the time of the short sale, the Fund owns or has the right to obtain securities equivalent in kind and amount. The Fund will only enter into short sales against the box. The Fund may enter into a short sale against the box, among other reasons, to hedge against a possible market decline in the value of the security owned or to defer recognition of a gain or loss for federal income tax purposes on the security owned by the Fund. To effect a short sale against the box, the Fund borrows from a broker the securities which are sold in the short sale, and the broker holds the proceeds until the borrowed securities are replaced. If the value of a security sold short against the box increases, the Fund would suffer a loss when it purchases or delivers to the selling broker the security sold short. If a broker, with which the Fund has open short sales, were to become bankrupt, the Fund could experience losses or delays in recovering gains on short sales. The Fund will only enter into short sales against the box with brokers the Sub-Adviser believes are creditworthy. Short sales against the box will be limited to no more than 25% of the Fund's assets.

     SWAP AGREEMENTS

The Fund may enter into interest rate, index and currency exchange rate swap agreements for purposes of attempting to obtain a particular desired return at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return.

Whether the Fund's use of swap agreements will be successful in furthering its investment objective will depend on the Sub-Adviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Sub-Adviser will cause the Fund to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Fund's repurchase agreement guidelines. Certain restrictions imposed on the Fund by the Internal Revenue Code may limit the Fund's ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market and the laws relating to swaps, including potential government regulation, could adversely affect the Fund's ability to terminate existing swap agreements, to realize amounts to be received under such agreements, or to enter into swap agreements. Furthermore, swap agreements could have adverse tax consequences. See Tax Status in the SAI for information regarding the tax considerations relating to swap agreements.

     WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS

The Fund may from time to time purchase securities on a when-issued basis. Debt securities are often issued on this basis. The price of such securities is fixed at the time a commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. During the period between purchase and settlement, no payment is made by the Fund and no interest accrues to the Fund. The market value of the when-issued securities on the settlement date may be more or less than the purchase price payable at settlement date. Similarly, the Fund may commit to purchase a security at a future date at a price determined at the time of the commitment. The same procedures for when-issued securities will be followed.

     ZERO COUPON BONDS

The Fund may purchase zero coupon bonds, which are debt obligations issued without any requirement for the periodic payment of interest. Zero coupon bonds are issued at a significant discount from face value. Zero coupon bonds tend to be more volatile than conventional debt securities.

     RISKS OF INVESTING IN HIGH YIELD SECURITIES ("JUNK BONDS")

The Fund may invest in debt securities rated lower than Baa by Moody's or BBB by S&P. Securities rated lower than Baa by Moody's or BBB by S&P, or, if not rated, determined to be of equivalent quality by the Sub-Adviser, are sometimes referred to as junk bonds and are considered speculative.

Investment in high yield bonds involves special risks in addition to the risks associated with investments in higher rated debt securities. High yield bonds may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Moreover, such securities may, under certain circumstances, be less liquid than higher rated debt securities.

Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities, and the ability of the Fund to achieve its investment objective may, to the extent of its investment in high yield bonds, be more dependent upon such creditworthiness analysis than would be the case if the Fund were investing in higher quality bonds.

High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. If the issuer of high yield bonds defaults, the Fund may incur additional expenses to seek recovery. In the case of high yield bonds structured as zero coupon or payment-in-kind securities, the market prices of such securities are affected to a greater extent by interest rate changes and, therefore, tend to be more volatile than securities which pay interest periodically and in cash.

The secondary market on which high yield bonds are traded may be less liquid than the market for higher grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which the Fund could sell a high yield bond, and could adversely affect and cause large fluctuations in the daily NAV of the Fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield bonds, especially in a thinly traded market.

The use of credit ratings for evaluating high yield bonds also involves certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to change credit ratings in a timely manner to reflect subsequent events. If a credit rating agency changes the rating of a portfolio security held by a Fund, the Fund may retain the portfolio security if the Sub-Adviser deems it in the best interest of the shareholders.


================================================================================
  INVESTMENT RESTRICTIONS
================================================================================

The following restrictions may not be changed with respect to the Fund without the approval of the majority of outstanding voting securities of the Fund (as defined in the 1940 Act). Investment restrictions that appear below or elsewhere in this

Prospectus which involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by or on behalf of, the Fund.

The Trust may not, on behalf of the Fund:

(1) with respect to 75% of the Fund's total assets, invest more than 5% of the value of the total assets of the Fund in the securities of any one issuer, except U.S. government securities or purchase the securities of any issuer if such purchase would cause more than 10% of the voting securities of such issuer to be held by the Fund.

(2) borrow money except from banks on a temporary basis for extraordinary or emergency purposes, including the meeting of redemption requests or by engaging in reverse repurchase agreements or comparable portfolio transactions provided that the Fund maintains asset coverage of at least 300% for all such borrowings, and no purchases of securities will be made while such borrowings exceed 5% of the value of the Fund's assets;

(3) purchase securities if such purchase would cause 25% or more in the aggregate of the market value of the total assets of the Fund to be invested in the securities of one or more issuers having their principal business activities in the same industry, provided that there is no limitation with respect to investments in U.S. government securities (for the purposes of this restriction, telephone companies are considered to be a separate industry from gas or electric utilities, and wholly owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of the parents) except that up to 40% of the Fund's total assets, taken at market value, may be invested in each of the electric utility and telephone industries, but it will not invest 25% or more in either of those industries unless yields available for four consecutive weeks in the four highest rating categories on new issue bonds in such industry (issue size of $50 million or more) have averaged in excess of 105% of yields of new issue long-term industrial bonds similarly rated (issue size of $50 million or more) and at such time that the 1940 Act is amended to permit a registered investment company to elect to be "industry nondiversified" (i.e., a fund that does not concentrate its investments in a particular industry would be permitted, but not required, to invest 25% or more of its assets in a particular industry), the Fund elects to be so classified and the foregoing limitation shall no longer apply;

(4) purchase or sell real estate (excluding securities secured by real estate or interests therein or, issued by companies that invest in or deal in real estate) commodities and commodity contracts. The Trust reserves the freedom of action to hold and to sell real estate acquired for the Fund as a result of the ownership of securities. Purchases and sales of foreign currencies on a spot basis and forward foreign currency exchange contracts, options on currency, currency futures contracts and options on such futures contracts are not deemed to be an investment in a prohibited commodity or commodity contract for the purpose of this restriction; or

(5) make loans to other persons, except loans of portfolio securities. The purchase of debt obligations and the entry into repurchase agreements in accordance with the Fund's investment objectives and policies are not deemed to be loans for this purpose.

"Value" for the purposes of all investment restrictions shall mean the value used in determining the Fund's NAV. Additional fundamental and nonfundamental investment restrictions may be found in the SAI.


================================================================================
  MANAGER, SUB-ADVISER AND DISTRIBUTOR
================================================================================

     THE MANAGER

The Trust, on behalf of the Fund, pays the Manager a monthly fee for services performed at the annual rate of .75% of the average daily net assets of the Fund.

The Fund pursuant to an Accounting Agreement with the Manager will bear an allocable portion of the Manager's cost of performing certain bookkeeping and pricing services. The Fund pays the Manager a monthly fee for services provided under the Accounting Agreement at the annual rate of 1/20 of 1% for the first $20 million of average monthly net assets, 1/30 of 1% of the next $80 million of average monthly net assets and 1/100 of 1% of any amount in excess of $100 million of average monthly net assets. In addition, the Manager provides the Fund with certain recordkeeping and administrative services pursuant to a Service Agreement with the Fund.

The Manager is not responsible for records maintained by the Fund's Custodian, Transfer, Dividend Disbursing and Shareholder Servicing Agent or Sub-Adviser.

     THE SUB-ADVISER

Pursuant to the terms of the Sub-Advisory Agreement between the Manager and the Sub-Adviser on behalf of the Fund, the Manager, not the Fund, pays the Sub-Adviser a monthly fee for services peformed at the annual rate of .375% of the Fund's average daily net assets.

     THE DISTRIBUTOR

To compensate the Distributor for the services it provides and for the expenses it bears in distributing shares and servicing shareholders of the Fund, the Fund has adopted separate distribution plans pursuant to Rule 12b-1 under the 1940 Act for each class of shares (the "Class A Plan," the "Class B Plan" and, collectively, the "Plans"). Pursuant to the Class A Plan, the Fund pays the Distributor a monthly fee, which is an expense of the Class A shares of the Fund charged against its income, at the annual rate of 0.25% of the average daily net assets of the Fund's Class A shares for distribution or service activities, as designated by the Distributor. Pursuant to the Class B Plan, the Fund pays the Distributor a monthly distribution fee, which is an expense of the Class B shares of the Fund, at the annual rate of 0.75% of the average daily net assets of the Fund's Class B shares.

Class B shares of the Fund pay to the Distributor, in addition to the distribution fee, a service fee at the rate of 0.25% on an annualized basis of the average daily net asset value of the Class B shares of the Fund as compensation for personal continuing services rendered to Class B shareholders of the Fund and the maintenance of shareholder accounts.

The combination of the contingent deferred sales charge and the distribution fee contributes to the Fund's ability to sell Class B shares without a sales charge being deducted at the time of purchase. The Distributor is entitled to receive the proceeds of contingent deferred sales charges which may be imposed at the time of redemptions or repurchases of shares. The receipt of contingent deferred sales charges does not reduce the distribution fee. See page 30, Alternative Sales Arrangements--Deferred Sales Charge Class B Shares--Contingent Deferred Sales Charge, Class B.

Under a Plan, a class of shares of the Fund pays distribution and/or service fees to the Distributor as compensation for distribution and/or service activities related to that class of shares and its shareholders. Each Plan provides that the distribution and/or service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor. Authorized distribution expenses include the Distributor's interest expense and profit. The Distributor anticipates that its actual expenditures will substantially exceed the distribution fee received by it during the early years of the operation of a Plan. For example, the Distributor will advance to dealers who sell Class B shares of the Funds an amount equal to 4% of the aggregate net asset value of the shares sold. In addition, the Distributor will pay dealers an ongoing annual service fee equal to 0.25% of the aggregate net asset value of shares held by investors serviced by the dealer. In later years, its expenditures may be less than the distribution fee, thus enabling the Distributor to realize a profit in those years. If the Plans for the Fund are terminated, the Fund will owe no payments to the Distributor other than any portion of the distribution fee accrued through the effective date of termination but then unpaid.

Plan revenues may be used to reimburse third parties which provide various services to shareholders who are participants in various retirement plans. These services include aggregating and processing purchase and redemption orders for participant shareholders, processing dividend payments, forwarding shareholder communications, and recordkeeping.

Persons selling or servicing different classes of shares of the Fund may receive different compensation with respect to one particular class of shares as opposed to another.


================================================================================
  HOW TO PURCHASE SHARES OF THE FUND
================================================================================

     GENERAL INFORMATION

The two classes of shares each represent an interest in the same portfolio of investments of the Fund, have the same rights and are identical in all respects, except that, to the extent applicable, each class bears its own service and distribution expenses and may bear incremental transfer agency costs resulting from such sales arrangement. Each class of the Fund has exclusive voting rights with respect to provisions of the Rule 12b-1 plan for such class pursuant to which its distribution and service fees are paid, and each class has similar exchange privileges. The net income attributable to Class B shares and the dividends payable on Class B shares will be reduced by the amount of the higher Rule 12b-1 fee and incremental expenses associated with such class. Likewise, the NAV of the Class B shares will be generally reduced by such class specific expenses (to the extent the Fund has undistributed net income) and investment performance of Class B shares will be less competitive than that of Class A shares. For additional information on the features of Class A and Class B shares, see Alternative Sales Arrangements, page 29.

     BY MAIL

Initial purchases of shares of the Fund should be made by mailing the completed application form to the investor's Registered Representative. Shares of the Fund may be purchased at the NAV per share next determined after receipt and acceptance of the purchase order by the Fund plus any applicable sales charge.

     BY TELEPHONE

An investor may make an initial investment by having his or her Registered Representative telephone the Distributor between 9:00 AM and 4:00 PM, Eastern time, on any day the New York Stock Exchange is open. The purchase will be effected at the NAV per share plus any applicable sales charge next determined following receipt of the telephone order as described above. An application and payment must be received and accepted by the Distributor within three business days. All telephone calls are recorded to protect shareholders and the Shareholder Servicing Agent. For a description of certain limitations on the liability of the Fund and the Shareholder Servicing Agent for transactions effected by telephone, see page 14, Know How to Sell and Exchange Shares.

     BY WIRE

An investor may open an account and invest by wire by having his or her Registered Representative telephone the Distributor between 9:00 AM and 4:00 PM, Eastern time, to obtain an account number and instructions. For both initial and subsequent investments, federal funds should be wired to:

     State Street Bank and Trust Company
     225 Franklin Street
     Boston, Massachusetts 02110
     ABA No.: 011 0000 28
     Attn.: Custody and Shareholder Services
     For Credit: MainStay Strategic Value Fund--
     Class______
     Shareholder Account No.____________________________
     Shareholder Registration ____________________________

An application must be received by the Distributor within three business days. The investor's bank may charge the investor a fee for the wire.

To make a purchase effective the same day, the registered representative must call the Distributor by 12:00 noon, Eastern time, and federal funds must be received by the Shareholder Servicing Agent before 4:00 PM, Eastern time.

Wiring money to the Fund will reduce the time a shareholder must wait before redeeming or exchanging shares because, when a shareholder purchases by check, the Fund will withhold payment for up to 10 days of purchase or until the check clears, whichever is first.

     ADDITIONAL INVESTMENTS

Additional investments in the Fund may be made at any time by mailing a check payable to the Fund directly to The MainStay Funds, P.O. Box 8401, Boston, Massachusetts 02266-8401. The shareholder's account number and the name of the Fund and class of shares must be included with each investment. Purchases will be effected at the NAV per share plus any applicable sales charge as described above.

     SYSTEMATIC INVESTMENT PLANS

The Trust's officers may waive the initial and subsequent investment minimums for certain purchases when they deem it appropriate, including, but not limited to, purchases by certain qualified retirement plans, New York Life employee and agent investment plans, investments resulting from distributions by other New York Life products and NYLIFE Distributors products, and purchases by certain individual participants.

Investors whose bank is a member of the Automated Clearing House ("ACH") may purchase shares of the Fund through AutoInvest. AutoInvest facilitates investments by using electronic debits, authorized by the shareholder, to a checking or savings account, for share purchases. When the authorization is accepted (usually within two weeks of receipt) a shareholder may purchase shares by calling the Shareholder Servicing Agent toll free at 1-800-MAINSTAY (between 8:00 AM and 4:00 PM, Eastern time). The investment will be effected at the NAV per share, next determined after receipt and acceptance of the order plus any applicable sales charge, and normally will be credited to the shareholder's Fund account within two business days thereafter. Shareholders whose bank is an ACH member also may use AutoInvest to automatically purchase shares of the Fund on a scheduled basis by electronic debit for an account designated by the shareholder on an application form. The initial investment must be in accordance with the investment amounts previously mentioned. Subsequent minimum investments are $50 monthly, $100 quarterly, $250 semiannually, or $500 annually. The investment day may be any day from the first through the twenty-eighth of the respective month. Redemption proceeds from Fund shares purchased by AutoInvest may not be paid for up to 10 days after the purchase date. Fund shares may not be redeemed by AutoInvest.

     OTHER INFORMATION

Investors may, subject to the approval of the Trust, the Distributor, the Manager and the Sub-Adviser purchase shares of the Fund with liquid securities that are eligible for purchase by the Fund and that have a value that is readily ascertainable. These transactions will be effected only if the Sub-Adviser intends to retain the security in the Fund as an investment. The Trust reserves the right to amend or terminate this practice at any time. An investor must call MainStay at 1-800-MAINSTAY before sending any securities.

An investor in certain qualified retirement plans may open an account with a minimum investment of a lesser amount when permitted under such qualified retirement plan. The Trust and the Distributor reserve the right to redeem shares of any shareholder who has failed to provide the Trust with a certified Taxpayer I.D. Number or such other tax-related certifications as the Trust may require. A notice of redemption, sent by first class mail to the shareholder's address of record, will fix a date not less than 30 days after the mailing date, and shares will be redeemed at the NAV determined as of the close of business on that date unless a certified Taxpayer I.D. Number (or such other information as the Trust has requested) has been provided.

================================================================================
  ALTERNATIVE SALES ARRANGEMENTS
================================================================================

     INITIAL SALES CHARGE ALTERNATIVE: CLASS A SHARES

The sales charge on Class A shares of the Fund is a variable percentage of the public offering price depending upon the amount of the sale.

The sales charge applicable to an investment in Class A shares of the Fund will be determined according to the following table:

                                                           Sales Charge as
                             Sales Charge as               a Percentage of
                             a Percentage of:              Offering Price:
                          ---------------------      ---------------------------
                                         Net                          Retained
Amount of                 Offering      Amount       Retained          by the
Purchase                   Price       Invested      by Dealer       Distributor
--------------------------------------------------------------------------------
Less than $50,000          5.50%         5.82%         4.75%            0.75%
$50,000 to $99,999         4.50%         4.71%         4.00%            0.50%
$100,000 to $249,999       3.50%         3.63%         3.00%            0.50%
$250,000 to $499,999       2.50%         2.56%         2.00%            0.50%
$500,000 to $999,999       2.00%         2.04%         1.75%            0.25%
$1,000,000 or more*        None          None        See Below*         None
--------------------------------------------------------------------------------

* No sales charge applies on investments of $1 million or more, but a contingent deferred sales charge of 1% is imposed on certain redemptions of such shares within one year of the date of purchase. See "Reduced Sales Charges on Class A Shares--Contingent Deferred Sales Charge, Class A."

From October 22, 1997 through February 28, 1998, a 100% Dealer Reallowance will be offered.

Although an investor will not pay an initial sales charge on investments of $1,000,000 or more, the Distributor will pay, from its own resources, a commission to dealers on such investments. The dealer will receive a commission of 1.00% on the portion of a sale from $1,000,000 to $2,999,999, 0.50% of any portion from $3,000,000 to $4,999,999 and 0.40% on any portion of $5,000,000 or more.

The Distributor may allow the full sales charge to be retained by dealers. The amount retained may be changed from time to time but will remain the same for all dealers. The Distributor, at its expense, also may from time to time provide additional promotional incentives to dealers. A selected dealer who receives a reallowance in excess of 90% of such a sales charge may be deemed to be an "underwriter" under the 1933 Act.

     PURCHASES AT NAV

The Fund's Class A shares may be purchased at NAV, without payment of any sales charge, by its Trustees, New York Life and its subsidiaries and their employees, officers, directors or agents (and immediate family members). Also, any employee or registered representative of an authorized broker-dealer may purchase the Fund's shares at NAV without payment of any sales charge. In addition, the Trust will treat Class A share purchases of the Fund in an amount less than $1,000,000 by defined contribution plans that are sponsored by employers with 250 or more employees as if such purchases were equal to an amount more than $1,000,000 but less than $2,999,999.

In addition, Class A shares of the Fund may be purchased at NAV through broker-dealers, investment advisers and other financial institutions which have entered into a supplemental agreement with the Distributor, which includes a requirement that such shares be sold for the benefit of clients participating in a "wrap account" or similar program under which clients pay a fee to the broker-dealer, investment adviser or other financial institution.

     REDUCED SALES CHARGES ON CLASS A SHARES

The sales charge varies with the size of the purchase and reduced charges apply to the aggregate of purchases of the Fund made at one time by any "Qualified Purchaser," which term includes (i) an individual and his/her spouse and their children under the age of 21; and (ii) any other organized group of persons, whether incorporated or not, which is itself a shareholder of the Fund, including group retirement and benefit plans (other than IRAs and 403(b) plans) whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase at a discount of redeemable securities of a registered investment company. The circumstances under which "Qualified Purchasers" and other investors in the Fund may pay reduced sales charges are described on page 11, "Consider Reducing Your Sales Charge."

Letter of Intent

Qualified Purchasers may obtain reduced sales charges by signing an LOI. The LOI is a nonbinding obligation on the Qualified Purchaser to purchase the full amount indicated in the LOI. The sales charge is based on the total amount invested during a 24-month period. A 90-day back-dated period can be used to include earlier purchases; the 24-month period would then begin on the date of the first purchase during the 90-day period. For more information, see the SAI or call your Registered Representative or MainStay at 1-800-MAINSTAY.

Transfers From Other Fund Complexes

Subject to appropriate documentation, a Qualified Purchaser or any other investor may purchase Class A shares of the Fund at net asset value through a dealer where the amount invested represents redemption proceeds from a registered open-end management investment company not distributed or managed by New York Life or its affiliates, if such redemption has occurred no more than 30 days prior to the purchase of Class A shares of the Fund and the shareholder paid an initial sales charge.

Contingent Deferred Sales Charge, Class A

In order to recover commissions paid to dealers on qualified investments of $1 million or more, a contingent deferred sales charge of 1% will be imposed on redemptions of such investments made within one year of the date of purchase.

Class A shares that are redeemed will not be subject to a contingent deferred sales charge, however, to the extent that the value of such shares represents:
(1) capital appreciation of Fund assets; (2) reinvestment of dividends or capital gains distributions; or (3) Class A shares redeemed more than one year after their purchase. Class A shares of the Fund that are purchased without a front-end sales charge may be exchanged for Class A shares of another Fund without the imposition of a contingent deferred sales charge, although, upon redemption, contingent deferred sales charges may apply to the Class A shares that were acquired through an exchange.

The contingent deferred sales charge will be applicable to amounts invested pursuant to a right of accumulation or an LOI to the extent that (a) a front-end sales charge was not paid at the time of the purchase and (b) any shares so purchased are redeemed within one year of the date of purchase.

For federal income tax purposes, the amount of the contingent deferred sales charge generally will reduce the gain or increase the loss, as the case may be, recognized upon redemption.

     DEFERRED SALES CHARGE CLASS B SHARES

Proceeds from the contingent deferred sales charge are paid to, and are used in whole or in part by, the Distributor to defray its expenses related to providing distribution related services to the Fund in connection with the sale of the Class B shares, such as the payment of compensation to selected dealers and agents. The combination of the contingent deferred sales charge and the distribution fee facilitates the ability of the Fund to sell the Class B shares without a sales charge being deducted at the time of purchase.

Contingent Deferred Sales Charge, Class B

A contingent deferred sales charge will be imposed on redemptions of Class B shares of the Fund, in accordance with the table below, at the time of any redemption by a shareholder which reduces the current value of the shareholder's Class B account in the Fund to an amount which is lower than the amount of all payments by the shareholder for the purchase of Class B shares in the Fund during the preceding six years. However, no such charge will be imposed to the extent that the net asset value of the Class B shares redeemed does not exceed
(a) the current aggregate net asset value of Class B shares of the Fund purchased more than six years prior to the redemption, plus (b) the current aggregate net asset value of Class B shares of the Fund purchased through reinvestment of dividends or distributions, plus (c) increases in the net asset value of the investor's Class B shares of the Fund above the total amount of payments for the purchase of Class B shares of the Fund made during the preceding six years. The amount of any contingent deferred sales charge will be paid to and retained by the Distributor.

The amount of the contingent deferred sales charge, if any, will vary depending on the number of years from the time of payment for the purchase of Class B shares of the Fund until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of payment for the purchase of shares, all payments during a month will be aggregated and deemed to have been made on the last day of the month.

The following table sets forth the rates of the contingent deferred sales charge:

                                                      Contingent Deferred Sales
                                                         Charge as a Percentage
     Year Since Purchase                                     of Amount Redeemed
     Payment Made                                         Subject to the Charge
--------------------------------------------------------------------------------
    First ........................................................  5.0%
    Second .......................................................  4.0%
    Third ........................................................  3.0%
    Fourth .......................................................  2.0%
    Fifth ........................................................  2.0%
    Sixth ........................................................  1.0%
    Thereafter ...................................................  None
--------------------------------------------------------------------------------

In determining the rate of any applicable contingent deferred sales charge, it will be assumed that a redemption is made of shares held by the shareholder for the longest period of time. This will result in any such charge being imposed at the lowest possible rate. For federal income tax purposes, the amount of the contingent deferred sales charge generally will reduce the gain or increase the loss, as the case may be, recognized on the redemption or repurchase of shares.

The contingent deferred sales charge will be waived in connection with the following redemptions: (i) withdrawals from IRS qualified and nonqualified retirement plans, individual retirement accounts, tax sheltered accounts, and deferred compensation plans, where such withdrawals are permitted under the terms of the plan or account (e.g., attainment of age 59 1/2, separation from service, death, disability, loans, hardships, withdrawals of excess contributions pursuant to applicable IRS rules, withdrawals based on life expectancy under applicable IRS rules); (ii) withdrawals related to the termination of a retirement plan where no successor plan has been established;
(iii) preretirement transfers or rollovers within a retirement plan where the proceeds of the redemption are invested in proprietary products offered or distributed by New York Life or its affiliates; (iv) required distributions by charitable trusts under Section 664 of the Code; (v) living revocable trusts on the death of the beneficiary; (vi) redemptions made within one year following the death or disability of a shareholder; (vii) continuing, periodic withdrawals under the Systematic Withdrawal Plan used to pay monthly premiums to New York Life or an affiliate of New York Life; (viii) continuing, periodic withdrawals, under the Systematic Withdrawal Plan, up to an annual total of 10% of the value of a shareholder's Class B share account in the Fund; (ix) redemptions by New York Life or an affiliate of New York Life; (x) redemptions by directors, Trustees, officers and employees (and immediate family members) of the Trust and of New York Life and its affiliates where no commissions have been paid;

(xi) redemptions by employees of any dealer which has a soliciting dealer agreement with the Distributor, and by any trust, pension, profit-sharing or benefit plan for the benefit of such persons where no commissions have been paid; (xii) redemptions by separate accounts or advisory accounts managed by New York Life or an affiliated company; (xiii) redemptions by tax-exempt employee benefit plans resulting from the adoption or promulgation of any law or regulation; (xiv) redemptions effected by registered investment companies by virtue of transactions with the Fund; (xv) redemptions by any state, county or city, or any instrumentality, department, authority or agency thereof and by trust companies and bank trust departments; (xvi) involuntary redemptions of an account with a net asset value of $250 or less; and (xvii) transfers to (a) other funding vehicles sponsored or distributed by New York Life or an affiliated company, or (b) guaranteed investment contracts, regardless of the sponsor, within a retirement plan. The contingent deferred sales charge is waived on such sales or redemptions to promote goodwill and because the sales effort, if any, involved in making such sales is negligible. Shareholders should notify the Fund's Transfer Agent at the time of requesting such redemptions that they are eligible for a waiver of the contingent deferred sales charge. Class B shares upon which the contingent deferred sales charge may be waived may not be resold, except to the Trust. Shareholders who are making withdrawals from retirement plans and accounts or other tax-sheltered or tax-deferred accounts should consult their tax advisers regarding the tax consequences of such withdrawals.


================================================================================
  REDEMPTION AND EXCHANGES
===============================================================================

Shares may be redeemed directly from the Fund or through your Registered Representative. Shares redeemed will be valued at the NAV per share next determined after the Transfer Agent receives the redemption request in "good order." "Good order" with respect to a redemption request generally means that a stock power or certificate must be endorsed by the record owner(s) exactly as the shares are registered and the signature(s) must be guaranteed by an eligible guarantor institution. In cases where redemption is requested by a corporation, partnership, trust, fiduciary or any other person other than the record owner, written evidence of authority acceptable to the Fund's Transfer Agent must be submitted before the redemption request will be accepted. The signature guarantee may be waived on a redemption of $100,000 or less which is payable to the shareholder(s) of record and mailed to the address of record, or under such other circumstances as the Trust may allow.

Upon the redemption of shares, the Fund will make payment in cash, except as described below, of the net asset value of the shares next determined after such redemption request was received, less any applicable contingent deferred sales charge. There will be no redemption, however, during any period in which the right of redemption is suspended or date of payment is postponed because the New York Stock Exchange is closed or trading on such Exchange is restricted or the SEC deems an emergency to exist.

The value of the shares redeemed from the Fund may be more or less than the shareholder's cost, depending on portfolio performance during the period the shareholder owned the shares.

Systematic Withdrawal Plan

Dividends and capital gains distributions on shares held under the Systematic Withdrawal Plan are reinvested in additional full and fractional shares of the Fund at NAV. The Fund's Transfer Agent acts as agent for the shareholder in redeeming sufficient full and fractional shares to provide the amount of the systematic withdrawal payment and any contingent deferred sales charge, if applicable.

Exchange Privileges

Exchanges will be based upon each Fund's NAV per share next computed following receipt of a properly executed exchange request.

Subject to the conditions and limitations described herein, Class A and Class B shares of the Fund may be exchanged for shares of an identical class of the following MainStay Funds:

     MainStay California Tax Free Fund
     MainStay Capital Appreciation Fund
     MainStay Convertible Fund
     MainStay Government Fund
     MainStay High Yield Corporate Bond Fund
     MainStay International Bond Fund
     MainStay International Equity Fund
     MainStay Money Market Fund
     MainStay New York Tax Free Fund
     MainStay Strategic Income Fund
     MainStay Tax Free Bond Fund
     MainStay Total Return Fund
     MainStay Value Fund

In addition, an exchange privilege between Class A shares of the Fund and MainStay Equity Index Fund is offered. Any exchanges between the Fund and MainStay Equity Index Fund will be subject to the conditions applicable to Class A share exchanges described herein, as well as any applicable minimum investment requirements. No exchange privilege between Class B shares of the Fund and MainStay Equity Index Fund is offered.

You must first obtain the prospectus for any MainStay Fund into which you wish to make an exchange by calling 1-800-MAINSTAY. You should read the Prospectus carefully before you place an exchange request.

Generally, shareholders may exchange their Class A shares of the Fund for Class A shares of another MainStay Fund, without the imposition of a sales charge. Any such exchanges will be based upon each Fund's NAV per share next computed following receipt of a properly executed exchange request.

Class B shares of the Fund may be exchanged for Class B shares of another MainStay Fund at the NAV next computed following receipt of a properly executed exchange request, without the payment of a contingent deferred sales charge; the sales charge will be assessed, if applicable, when the shareholder redeems his or her shares without a corresponding purchase of shares of another MainStay Fund. However, where a shareholder previously exchanged his or her Class B shares into the MainStay Money Market Fund from another MainStay Fund, the applicable contingent deferred sales charge will be assessed when the shares are redeemed from the Money Market Fund even though the Money Market Fund does not otherwise assess a contingent deferred sales charge on redemptions. Class B shares of a Fund acquired as a result of subsequent investments, except reinvested dividends and distributions, will be subject to the contingent deferred sales charge when ultimately redeemed or repurchased without purchasing shares of another MainStay Fund.

Exchanges may only be made with respect to Funds registered in the state of residence of the investor or where an exemption from registration is available. An exchange may be made by either writing to the Fund's Shareholder Servicing Agent at the following address: The MainStay Funds, P.O. Box 8401, Boston, Massachusetts 02266-8401, or by calling the Fund's Shareholder Servicing Agent at 1-800-MAINSTAY (8:00 AM to 4:00 PM, Eastern time).

In times when the volume of telephone exchanges is heavy, additional phone lines will automatically be added by the Transfer Agent. However, in times of drastic economic or market changes, the telephone exchange privilege may be difficult to implement. When calling the Shareholder Servicing Agent to make a telephone exchange, shareholders should have available their account number and Social Security or Taxpayer I.D. Numbers. Under the telephone exchange privilege, shares may only be transferred among accounts with identical names, addresses and Social Security or Taxpayer I.D. Numbers. Shares may be exchanged among accounts with different names, addresses and Social Security or Taxpayer I.D. Numbers only if the exchange request is in writing and is received in "good order." If the dealer permits, the dealer representative of record may initiate telephone exchanges on behalf of a shareholder, unless the shareholder notifies the Fund in writing not to permit such exchanges. See Redemptions and Exchanges, page 31.

It is the policy of The MainStay Funds to discourage frequent trading by shareholders among the Funds in response to market fluctuations. Accordingly, in order to maintain a stable asset base in each Fund and to reduce administrative expenses borne by each Fund, five exchanges are permitted in each 12-month period without the imposition of any transaction fee; subsequently, exchange requests may be denied.

For purposes of determining the length of time a shareholder owned Class B shares prior to redemption or repurchase in order to determine the applicable contingent deferred sales charge, Class B shares will be deemed to have been held from the date of purchase of the shares, regardless of exchanges into other Funds. For federal income tax purposes, an exchange is treated as a sale on which an investor may realize a gain or loss.

See page 17, Understand the Tax Consequences, for information concerning the federal income tax treatment of a disposition of shares. All exchanges are subject to the minimum investment requirements of the Funds involved. The exchange privilege may be modified or withdrawn at any time without notice.

Distributions in Kind

The Trust has agreed to redeem shares of the Fund solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder. The Trust reserves the right to pay other redemptions, either total or partial, by a distribution in kind of securities (instead of cash) from the Fund's portfolio. The securities distributed in such a distribution would be valued at the same value as that assigned to them in calculating the NAV of the shares being redeemed. If a shareholder receives a distribution in kind, he or she should expect to incur transaction costs when he or she converts the securities to cash.

================================================================================
  TAX-DEFERRED RETIREMENT PLANS
================================================================================

Shares of the Fund may be purchased for retirement plans, providing tax-deferred investments for individuals and institutions. Shares purchased may be used as investments for established plans, or the Distributor may provide plan documents for selected plans. A plan document must be adopted in order for a plan to be in existence.

Custodial services are provided for IRA/SEP/SARSEP plans, and for 403(b)(7) Custodial Accounts. Plan administration is also available for select qualified retirement plans.

Contributions made to such plans to the extent provided in federal income tax law currently in effect, and earnings thereon, will not be taxable to the plan participant until distribution. An investor should consult with his or her tax adviser before establishing any tax-deferred retirement plan.

The Internal Revenue Service ("IRS") has specific distribution requirements that apply to investors who reach age 70 1/2.


================================================================================
  NET ASSET VALUE
================================================================================

For purposes of determining NAV, portfolio securities of the Fund are valued at their fair market values as determined by the methods described in the SAI with the exception of money market instruments held by the Fund, which are valued by the amortized cost method.

================================================================================
  PORTFOLIO TRANSACTIONS
================================================================================

The primary consideration in portfolio security transactions is best execution. Subject to this requirement, securities may be bought from or sold to brokers or dealers who have furnished statistical, research and other information or services to the Adviser. Consistent with the foregoing primary consideration, the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and such other policies as the Trustees may determine, the Sub-Adviser may consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute the Fund's portfolio transactions. NYLIFE Securities Inc., may act as a broker for the Trust in accordance with applicable regulations.

Some securities considered for investment by the Fund may also be appropriate for other clients served by the Fund's Sub-Adviser. If a purchase or sale of securities consistent with the investment policies of a Fund and one or more of the clients served by the Fund's Sub-Adviser is considered at or about the same time, transactions in such securities may be executed together and will, to the extent practicable, be allocated among the Fund and clients in a manner deemed equitable to the Fund and the clients by the Fund's Sub-Adviser. Although there is no specified formula for allocating such transactions, the various allocation methods used by a Fund's Sub-Adviser, and the results of such allocations, are subject to periodic review by the Trustees.

================================================================================
  TAX INFORMATION
================================================================================

The Fund generally will not be subject to federal income tax on its net taxable investment income and net realized capital gains to the extent such income and gains are distributed to its shareholders in accordance with the timing requirements of the Code.

================================================================================
  APPENDIX A
================================================================================


     DESCRIPTION OF SECURITIES RATINGS


     MOODY'S INVESTORS SERVICE, INC.

Corporate and Municipal Bond Ratings

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers, 1, 2, and 3, in each generic rating classified from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Designations Applicable to Municipal Bond Ratings

In its municipal bond rating system, Moody's designates those bonds within the Aa, A, Baa, Ba and B categories that it believes possess the strongest credit attributes with the symbols Aa1, A1, Baa1, Ba1 and B1.

Advance refunded issues that are secured by escrowed funds held in cash, held in trust, reinvested in direct noncallable United States government obligations or noncallable obligations unconditionally guaranteed by the U.S. government are identified with a hatchmark (#) symbol, i.e., #Aaa.

Moody's assigns conditional ratings to bonds for which the security depends upon the completion of some act or the fulfillment of some condition. These are bonds secured by: (a) earnings of projects under construction; (b) earnings of projects unseasoned in operating experience; (c) rentals that begin when facilities are completed; or (d) payments to which some other limiting condition attaches. The parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition, e.g., Con.(Baa).

Issues that are subject to a periodic reoffer and resale in the secondary market in a "dutch auction" are assigned a long-term rating based only on Moody's assessment of the ability and willingness of the issuer to make timely principal and interest payments. Moody's expresses no opinion as to the ability of the holder to sell the security in a secondary market "dutch auction." Such issues are identified by the insertion of the words "dutch auction" into the name of the issue.

Municipal Short-Term Loan Ratings

Issues or the features associated with MIG, VMIG or SQ ratings are identified by date of issue, date of maturity or maturities or rating expiration date and description to distinguish each rating from other ratings. Each rating designation is unique with no implication as to any other similar issue of the same obligor. MIG ratings terminate at the retirement of the obligation while VMIG rating expiration will be a function of each issue's specific structural or credit features.

MIG 1/VMIG 1: This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3: This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG 4/VMIG 4: This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

SQ: This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

Corporate Short-Term Debt Ratings

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

     STANDARD & POOR'S

Corporate and Municipal Debt Ratings
Investment Grade

AAA: Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Speculative Grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC: Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC: The rating CC typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC rating.

C: The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

C1: The rating C1 is reserved for income bonds on which no interest is being paid.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

r: The "r" is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to noncredit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities.

The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R.: Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Note Rating Definitions

SP-1: Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

Commercial Paper Rating Definitions

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues rated B are regarded as having only speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information.

No dealer, salesman or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus and in the related Statement of Additional Information, in connection with the offer contained in this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Trust or the Distributor. This Prospectus and the related Statement of Additional Information do not constitute an offer by the Trust or by the Distributor to sell or a solicitation of any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer in such jurisdiction.







[GRAPHIC] MAINSTAY (R) FUNDS
NYLIFE  Distributors  Inc., member NASD, 300 Interpace Parkway,
Parsippany, NJ 07054, the distributor of The MainStay Funds, http://www.mainstayfunds.com, is an indirect wholly owned subsidiary of New York Life Insurance Company.


[LOGO] NEW YORK LIFE

10/97

[GRAPHIC]

                               THE MAINSTAY FUNDS
                              STRATEGIC VALUE FUND

--------------------------------------------------------------------------------

                      STATEMENT OF ADDITIONAL INFORMATION
                                OCTOBER __, 1997
--------------------------------------------------------------------------------

          This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus of the Strategic Value Fund dated October __, 1997, as amended or supplemented from time to time, a copy of which may be obtained without charge by writing to NYLIFE Distributors Inc., (the "Distributor") 260 Cherry Hill Road, Parsippany, NJ 07054 or by calling 1-800-MAINSTAY (1-800-624-6782).

          The MainStay Strategic Value Fund (the "Fund") is a diversified, open-end management investment company organized as a separate series of The MainStay Funds (the "Trust"), a Massachusetts business trust.

          No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in this Statement of Additional Information or in the related Prospectus, in connection with the offers contained herein, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Funds or the Distributor. This Statement of Additional Information and the related Prospectus do not constitute an offer by the Trust or by the Distributor to sell or a solicitation of any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer in such jurisdiction.

          Shareholder inquiries should be made by writing directly to MainStay Shareholder Services, Inc., P.O. Box 8401, Boston, Massachusetts 02266-8401, or by calling 1-800-MAINSTAY. In addition, you can make inquiries through your registered representative.

                        TABLE OF CONTENTS

                                                            PAGE IN
                                                         STATEMENT OF
                                                          ADDITIONAL
                                                          INFORMATION
                                                          -----------

INVESTMENT PRACTICES AND INSTRUMENTS........................  4
     Repurchase Agreements..................................  4
     Lending of Portfolio Securities........................  5
     Bank Obligations.......................................  6
     U.S. Government Securities.............................  6
     Debt Securities........................................  7
     Convertible Securities.................................  7
     Arbitrage..............................................  8
     Foreign Securities.....................................  9
     Foreign Currency Transactions..........................  10
     Brady Bonds............................................  13
     Municipal Securities...................................  14
     Floating and Variable Rate Securities..................  16
     Zero Coupon Bonds......................................  16
     When-Issued Securities.................................  17
     Mortgage-Related and Other Asset-Backed Securities.....  17
     Short Sales Against the Box............................  26
     Options on Securities..................................  26
     Options on Foreign Currencies..........................  31
     Securities Index Options...............................  34
     Futures Transactions...................................  35
     Swap Agreements........................................  45
     Loan Participation Interests...........................  47
     Risks Associated with Debt Securities..................  49
     Risks of Investing in High Yield Securities ("Junk
          Bonds")...........................................  50

ADDITIONAL FUNDAMENTAL INVESTMENT RESTRICTIONS..............  51

ADDITIONAL NON-FUNDAMENTAL INVESTMENT RESTRICTIONS..........  51

TRUSTEES AND OFFICERS.......................................  52

THE MANAGER, THE SUB-ADVISER AND THE DISTRIBUTOR............  59
     Management Agreement...................................  59
     Sub-Advisory Agreement.................................  60
     Distribution Agreement.................................  61
     Other Services.........................................  63
     Expenses Borne by the Trust............................  63

PORTFOLIO TRANSACTIONS AND BROKERAGE........................  64

NET ASSET VALUE.............................................  67

SHAREHOLDER INVESTMENT ACCOUNT..............................  69

SHAREHOLDER SERVICING AGENT.................................  69

PURCHASES AND REDEMPTIONS...................................  70
     Letter of Intent ("LOI")...............................  70
     Suspension of Redemptions..............................  70

TAX-DEFERRED RETIREMENT PLANS...............................  71
     Cash or Deferred Profit Sharing Plans Under Section
          401(k) for Corporations and Self-Employed
          Individuals.......................................  71
     Individual Retirement Account ("IRA")..................  71
     403(b)(7) Tax Sheltered Account........................  72
     General Information....................................  72

CALCULATION OF PERFORMANCE QUOTATIONS.......................  73

TAX STATUS..................................................  77
     Taxation of the Funds..................................  77
     Character of Distributions to Shareholders -- General..  77
     Discount...............................................  79
     Excise Tax.............................................  79
     Taxation of Options, Futures and Similar Instruments...  80
     Passive Foreign Investment Companies...................  81
     Foreign Currency Gains and Losses......................  82
     Commodity Investments..................................  83
     Dispositions of Fund Shares............................  83
     Tax Reporting Requirements.............................  84
     Foreign Taxes..........................................  85
     State and Local Taxes - General........................  86
     Explanation of Fund Distributions......................  86
     General Information....................................  86

ORGANIZATION AND CAPITALIZATION.............................  87
     General................................................  87
     Voting Rights..........................................  87
     Shareholder and Trustee Liability......................  87

OTHER INFORMATION...........................................  88
     Independent Accountants................................  88
     Legal Counsel..........................................  88
     Code of Ethics.........................................  88

FINANCIAL STATEMENTS........................................  88

                      INVESTMENT PRACTICES AND INSTRUMENTS

     The Fund may engage in the following investment practices or invest in the following instruments to the extent permitted in the Prospectus.

REPURCHASE AGREEMENTS

     The Fund may enter into repurchase agreements with member banks of the Federal Reserve System or member firms of the National Association of Securities Dealers, Inc. that meet the repurchase agreement creditworthiness guidelines established by the Trustees.

     A repurchase agreement, which provides a means for a Fund to earn income on uninvested cash for periods as short as overnight, is an arrangement under which the purchaser (i.e., the Fund) purchases a U.S. government or other high quality short-term debt obligation (the "Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time (usually not more than a week in the case of the Equity Index Fund, California Tax Free Fund and New York Tax Free Fund) and price. A repurchase agreement with foreign banks may be available with respect to government securities of the particular foreign jurisdiction. The custody of the Obligation will be maintained by the Fund's Custodian. The value of the purchased securities, including any accrued interest, will at all times exceed the value of the repurchase agreement. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price upon repurchase. In either case, the income to the Fund is unrelated to the interest rate on the Obligation subject to the repurchase agreement.

     The income on repurchase agreements may be subject to federal and state income taxes when distributed by the Fund as a dividend to shareholders.

     For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from the Fund to the seller of the Obligation. It is not clear whether a court would consider the Obligation purchased by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, the Fund may encounter delays and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation.

If the court characterizes the transaction as a loan and the Fund has not perfected a security interest in the Obligation, the Fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for the Funds, the Advisers seek to minimize the risk of loss from repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including accrued interest), the Fund will direct the seller of the Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement equals or exceeds the repurchase price.

     The Fund may enter into reverse repurchase agreements. The Fund will maintain a segregated account consisting of liquid assets to cover its obligations under reverse repurchase agreements. The Fund will limit its investments in reverse repurchase agreements to no more than 5% of its total assets.

LENDING OF PORTFOLIO SECURITIES

     The Fund may seek to increase its income by lending portfolio securities. Under guidelines adopted by the Fund's Board, such loans may be made to institutions, such as broker-dealers, and are required to be secured continuously by collateral in cash or U.S. government securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. The Fund would have the right to call a loan and obtain the securities loaned at any time generally on less than five days' notice. For the duration of a loan, the Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive compensation from the investment of the collateral. The Fund would not, however, have the right to vote any securities having voting rights during the existence of the loan, but the Fund would call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. The Trust, on behalf of the Fund, has entered into an agency agreement with Merrill Lynch Portfolio Services, Inc. which acts as the Fund's agent in making loans of portfolio securities and short-term money market investments of the cash collateral received, under the supervision and control of the Fund's Sub-Adviser.

     As with other extensions of credit there are risks of delay in recovery of, or even loss of rights in, the collateral should the borrower of the securities fail financially or breach its agreement with the Fund. However, the loans would be made only to firms deemed by the Sub-Adviser to be creditworthy and approved by the Board, and when, in the judgment of the Sub-Adviser, the consideration which can be earned currently from securities loans of this type justifies the attendant risk. The value of securities loaned will not exceed 33% of the value of the total assets of the lending Fund. In addition, pursuant to guidelines adopted by the Board, the Fund is prohibited from lending more than 5% of its assets to any one counterparty.

BANK OBLIGATIONS

     Time deposits are nonnegotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by the Funds will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation.

     Certificates of deposit are certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

     Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the full amount of the instrument upon maturity.

     Investments in the obligations of banks are deemed to be "cash equivalents" if, at the date of investment, the banks have capital surplus and individual profits (as of the date of their most recently published financials) in excess of $100,000,000, or if, with respect to the obligations of other banks and savings and loan associations, such obligations are federally insured.

U.S. GOVERNMENT SECURITIES

     Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include U.S. Treasury securities, which differ only in their interest rates, maturities and times of issuance. Treasury bills have initial maturities of one year or less; Treasury notes have initial maturities of one to ten years; and Treasury bonds generally have initial maturities of greater than ten years. Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, for example, Government National Mortgage Association ("GNMA") pass-through certificates, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, by the right of the issuer to borrow from the Treasury; others, such as those issued by the Federal National Mortgage Association ("FNMA"), by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and others, such as those issued by the Student Loan Marketing Association, only by the credit of the agency or instrumentality. While the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, and it is not so obligated by law. See "Mortgage-Related and Other Asset-Backed Securities."

DEBT SECURITIES

     Debt securities may have fixed, variable or floating (including inverse floating) rates of interest. To the extent that the Fund invests in debt securities, it will be subject to certain risks. The value of the debt securities held by the Fund, and thus the NAV of the shares of the Fund, generally will fluctuate depending on a number of factors, including, among others, changes in the perceived creditworthiness of the issuers of those securities, movements in interest rates, the average maturity of the Fund's investments, changes in relative values of the currencies in which the Fund's investments are denominated relative to the U.S. dollar, and the extent to which the Fund hedges its interest rate, credit and currency exchange rate risks. Generally, a rise in interest rates will reduce the value of fixed income securities held by the Fund, and a decline in interest rates will increase the value of fixed income securities held by the Fund.

CONVERTIBLE SECURITIES

     The Fund may invest in securities convertible into common stock. Such investments may be made, for example, if the Sub-Adviser believes that a company's convertible securities are undervalued in the market. Convertible securities eligible for inclusion in the Fund's portfolio include convertible bonds, convertible preferred stocks, or warrants.

     Convertible securities, until converted, have the same general characteristics as other fixed income securities insofar as they generally provide a stable stream of income with generally higher yields than those of equity securities of the same or similar issuers. By permitting the holder to exchange his investment for common stock, convertible securities may also enable the investor to benefit from increases in the market price of the underlying common stock. Therefore, convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

     As with all fixed income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. The unique feature of the convertible security is that as the market price of the underlying common stock declines, a convertible security tends to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security increasingly reflects the value of the underlying common stock and may rise accordingly. While no securities investment is without some risk, investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

     Holders of fixed income securities (including convertible securities) have a claim on the assets of the issuer prior to the holders of common stock in case of liquidation. However, convertible securities are typically subordinated to similar non-convertible securities of the same issuer.

     Accordingly, convertible securities have unique investment characteristics because (i) they have relatively high yields as compared to common stocks, (ii) they have defensive characteristics since they provide a fixed return even if the market price of the underlying common stock declines, and (iii) they provide the potential for capital appreciation if the market price of the underlying common stock increases.

     A convertible security may be subject to redemption at the option of the issuer at a price established in the charter provision or indenture pursuant to which the convertible security is issued. If a convertible security held by the Fund is called for redemption, the Fund will be required to surrender the security for redemption, convert it into the underlying common stock or sell it to a third party.

ARBITRAGE

     The Fund may sell in one market a security which it owns and simultaneously purchase the same security in another market, or it may buy a security in one market and simultaneously sell it in another market, in order to take advantage of differences between the prices of the security in the different markets. Although the Fund does not actively engage in arbitrage, such transactions may be entered into only with respect to debt securities and will occur only in a dealer's market where the buying and selling dealers involved confirm their prices to the Fund at the time of the transaction, thus eliminating any risk to the assets of the Fund.

FOREIGN SECURITIES

     The Fund may invest, without limit, subject to the other investment policies applicable to the Fund, in U.S. dollar-denominated and non-dollar-denominated foreign debt and equity securities and in certificates of deposit issued by foreign banks and foreign branches of U.S. banks, to any extent deemed appropriate by the Sub-Adviser.

     Investors should carefully consider the appropriateness of foreign investing in light of their financial objectives and goals. While foreign markets may present unique investment opportunities, foreign investing involves risks not associated with domestic investing. Securities markets in other countries are not always as efficient as those in the U.S. and are sometimes less liquid and more volatile. Other risks involved in investing in the securities of foreign issuers include differences in accounting, auditing and financial reporting standards; limited publicly available information; the difficulty of assessing economic trends in foreign countries; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country); government interference, including government ownership of companies in certain sectors, wage and price controls, or imposition of trade barriers and other protectionist measures; difficulties in invoking legal process abroad and enforcing contractual obligations; political, social or economic instability which could affect U.S. investments in foreign countries; and potential restrictions on the flow of international capital. Additionally, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including foreign withholding taxes, and other foreign taxes may apply with respect to securities transactions. Additional costs associated with an investment in foreign securities may include higher transaction, custody and foreign currency conversion costs. In the event of litigation relating to a portfolio investment, the Fund may encounter substantial difficulties in obtaining and enforcing judgments against non-U.S. resident individuals and companies. Investment in emerging market countries presents risks in greater degree than, and in addition to, those presented by investment in foreign issuers in general.

FOREIGN CURRENCY TRANSACTIONS

     Many of the foreign securities in which the Fund invests will be denominated in foreign currencies. Changes in foreign exchange rates will affect the value of securities denominated or quoted in foreign currencies. Exchange rate movements can be large and can endure for extended periods of time, affecting either favorably or unfavorably the value of the Fund's assets. However, the Fund may, to the extent it invests in foreign securities, enter into forward foreign currency transactions in order to protect against uncertainty in the level of future foreign currency exchange rates. The Fund may enter into contracts to purchase foreign currencies to protect against an anticipated rise in the U.S. dollar price of securities it intends to purchase and may enter into contracts to sell foreign currencies to protect against the decline in value of its foreign currency-denominated portfolio securities due to a decline in the value of the foreign currencies against the U.S. dollar. In addition, the Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are correlated.

     Foreign currency transactions in which the Fund may engage include forward foreign currency contracts, currency exchange transactions on a spot (i.e.,
                                                                      ----
cash) basis, put and call options on foreign currencies and foreign exchange futures contracts. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the spread) between the price at which they are buying and selling various currencies.

     Normally, consideration of the prospect for currency parities will be incorporated in a longer term investment decision made with regard to overall diversification strategies. However, the Sub-Adviser believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interest of the Fund will be served by entering into such a contract. Generally, the Sub-Adviser believes that the best interest of the Fund will be served if the Fund is permitted to enter into forward contracts under specified circumstances. First, when the Fund enters into, or anticipates entering into, a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transaction, the Fund will be able to insulate itself from a possible loss resulting from a change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold and the date on which payment is made or received, although the Fund would also forego any gain it might have realized had rates moved in the opposite direction. This technique is sometimes referred to as a "settlement" hedge or "transaction" hedge.

     Second, when the Sub-Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. Such a hedge (sometimes referred to as a "position" hedge) will tend to offset both positive and negative currency fluctuations, but will not offset changes in security values caused by other factors. The Fund also may hedge the same position by using another currency (or a basket of currencies) expected to perform in a manner substantially similar to the hedged currency ("proxy hedge"). The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. With respect to positions that constitute "transaction" or "position" hedges (including "proxy" hedges), the Fund will not enter into forward contracts to sell currency or maintain a net exposure to such contracts if the consummation of such contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency (or the related currency, in the case of a "proxy" hedge).

     Finally, the Fund may enter into forward contracts to shift its investment exposure from one currency into another currency that is expected to perform inversely with respect to the hedged currency relative to the U.S. dollar. This type of strategy, sometimes known as a "cross-currency" hedge, will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if the Fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. "Cross-currency" hedges protect against losses resulting from a decline in the hedged currency, but will cause the Fund to assume the risk of fluctuations in the value of the currency it purchases.

     At the consummation of the forward contract, the Fund may either make delivery of the foreign currency or terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting contract obligating it to purchase at the same maturity date the same amount of such foreign currency. If the Fund chooses to make delivery of the foreign currency, it may be required to obtain such currency for delivery through the sale of portfolio securities denominated in such currency or through conversion of other assets of the Fund into such currency. If the Fund engages in an offsetting transaction, the Fund will realize a gain or a loss to the extent that there has been a change in forward contract prices. Closing purchase transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract.

     The Fund's dealing in forward contracts will be limited to the transactions described above. Of course, the Fund is not required to enter into such transactions with regard to its foreign currency-denominated securities and will not do so unless deemed appropriate by the Sub-Adviser. The Fund generally will not enter into a forward contract with a term of greater than one year.

     In cases of transactions which constitute "transaction" hedges, or "position" hedges (including "proxy" hedges) or "cross-currency" hedges that involve purchase and sale of two different foreign currencies directly through the same foreign currency contract, the Fund may deem its forward currency hedge position to be covered by underlying Fund portfolio securities or may establish a Segregated Account with its Custodian in an amount equal to the value of the Fund's total assets committed to the consummation of the subject hedge. The Segregated Account will consist of liquid assets. In the case of "anticipatory" hedges and "cross-currency" hedges that involve the purchase and sale of two different foreign currencies indirectly through separate forward currency contracts, the Fund will establish a Segregated Account with its Custodian as described above. In the event the Fund establishes a Segregated Account, the Fund will mark-to-market the value of the assets in the Segregated Account. If the value of the liquid assets placed in the separate account declines, additional liquid assets will be placed in the account by the Fund on a daily basis so that the value of the account will equal the amount of the Fund's commitments with respect to such contracts.

     It should be realized that this method of protecting the value of the Fund's portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which can be achieved at some future point in time. It also reduces any potential gain which may have otherwise occurred had the currency value increased above the settlement price of the contract.
The Fund cannot assure that the techniques discussed above will be successful. Successful use of forward contracts depends on the investment manager's skill in analyzing and predicting relative currency values. Forward contracts alter the Fund's exposure to currency exchange rate activity and could result in losses to the Fund if currencies do not perform as investment managers anticipate. The Fund may also incur significant costs when converting assets from one currency to another. Contracts to sell foreign currency would limit any potential gain which might be realized by the Fund if the value of the hedged currency increases.

     The Sub-Adviser believes active currency management can be employed as an overall portfolio risk management tool. For example, in their view, foreign currency management can provide overall portfolio risk diversification when combined with a portfolio of foreign securities, and the market risks of investing in specific foreign markets can at times be reduced by currency strategies which may not involve the currency in which the foreign security is denominated.

     The Fund's foreign currency transactions may be limited by the requirements of Subchapter M of the Code for qualification as a regulated investment company.

BRADY BONDS

     The Fund may invest a portion of its assets in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings. Brady Bonds may be collateralized or uncollateralized and are issued in various currencies (primarily the U.S. dollar). Brady bonds are not considered U.S. government securities.

     U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized on a one-year or longer rolling-forward basis by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of interest payments or, in the case of floating rate bonds, initially is equal to at least one year's interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk").

     Brady Bonds involve various risk factors including the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds. There can be no assurance that Brady Bonds in which the Fund may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause the Fund to suffer a loss of interest or principal on any of its holdings.

MUNICIPAL SECURITIES

     Municipal securities generally are understood to include debt obligations issued by, or on behalf of, states, territories and possessions of the United States and their political sub-divisions, agencies and instrumentalities and the District of Columbia, to obtain funds for various public purposes, including construction of a wide range of public facilities, refunding of outstanding obligations, payment of general operating expenses and extensions of loans to public institutions and facilities. The yields on municipal securities depend upon a variety of factors, including general economic and monetary conditions, general money market conditions, general conditions of the municipal securities market, the financial condition of the issuer, the size of a particular offering, the maturity of the obligations offered and the rating of the issue or issues. Municipal securities also may be subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any one or more issuers to pay, when due, the principal of, and interest on, its or their municipal securities may be materially and adversely affected.

     Municipal Bonds, which meet longer-term capital needs and generally have maturities of more than one year when issued, have two principal classifications: general obligation bonds and revenue bonds. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The basic security behind general obligation bonds is the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.

     A revenue bond is not secured by the full faith, credit and taxing power of an issuer. Rather, the principal security for a revenue bond is generally the net revenue derived from a particular facility, group of facilities or, in some cases, the proceeds of a special excise or other specific revenue source. Revenue bonds are issued to finance a wide variety of capital projects, including: electric, gas, water, and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Although the principal security behind these bonds may vary, many provide additional security in the form of a debt service reserve fund which may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security and credit enhancement guarantees available to them, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities are provided further security in the form of a state's assurance (although without obligation) to make up deficiencies in the debt service reserve fund.

     An entire issue of Municipal Bonds may be purchased by one or a small number of institutional investors such as the Fund. Thus, the issue may not be said to be publicly offered. Unlike securities which must be registered under the Securities Act of 1933 prior to offer and sale, unless an exemption from such registration is available, Municipal Bonds which are not publicly offered may nevertheless be readily marketable. A secondary market exists for Municipal Bonds which were not publicly offered initially.

     There may be other types of municipal securities that become available which are similar to the foregoing described municipal securities in which the Fund may invest.

FLOATING AND VARIABLE RATE SECURITIES

     Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be based on an event, such as a change in the prime rate.

     The interest rate on a floating rate debt instrument ("floater") is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. While, because of the interest rate reset feature, floaters provide the Fund with a certain degree of protection against rises in interest rates, the Fund will participate in any declines in interest rates as well.

     The interest rate on a leveraged inverse floating rate debt instrument ("inverse floater") resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Accordingly, the duration of an inverse floater may exceed its stated final maturity. Certain inverse floaters may be deemed to be illiquid securities for purposes of the Fund's limitations on investments in such securities.

ZERO COUPON BONDS

     The Fund may purchase zero coupon bonds, which are debt obligations issued without any requirement for the periodic payment of interest. Zero coupon bonds are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds would accrue and compound over the period until maturity at a rate of interest reflecting market rate at the time of issuance. Because interest on zero coupon bonds is not distributed on a current basis but is, in effect, compounded, zero coupon bonds tend to be subject to greater market risk than interest paying securities of similar maturities. The discount represents income, a portion of which the Funds must accrue and distribute every year even though a Fund receives no payment on the investment in that year. Zero coupon bonds tend to be more volatile than conventional debt securities.

WHEN-ISSUED SECURITIES

     The Fund may from time to time purchase securities on a "when-issued" basis. Debt securities, including municipal bonds, are often issued in this manner. The price of such securities, which may be expressed in yield terms, is fixed at the time a commitment to purchase is made, but delivery of and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within one month of the purchase (60 days for municipal bonds and notes). During the period between purchase and settlement, no payment is made by the Fund and no interest accrues to the Fund. To the extent that assets of a Fund are held in cash pending the settlement of a purchase of securities, the Fund would earn no income; however, it is the Trust's intention that the Fund will be fully invested to the extent practicable and subject to the policies stated herein. Although when-issued securities may be sold prior to the settlement date, the Fund intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons.

     At the time the Trust makes the commitment on behalf of the Fund to purchase a security on a when-issued basis, it will record the transaction and reflect the amount due and the value of the security in determining the Fund's net asset value. The market value of the when-issued security may be more or less than the purchase price payable at the settlement date. The Trustees do not believe that the Fund's net asset value or income will be exposed to additional risk by the purchase of securities on a when-issued basis. The Fund will establish a segregated account in which it will maintain liquid assets at least equal in value to commitments for when-issued securities. Such segregated securities either will mature or, if necessary, be sold on or before the settlement date.

MORTGAGE-RELATED AND OTHER ASSET-BACKED SECURITIES

     The Fund may buy mortgage-related securities. Mortgage-related securities are interests in pools of residential or commercial mortgage loans or leases, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations (see "Mortgage Pass-Through Securities"). The Fund may also invest in debt securities which are secured with collateral consisting of mortgage-related securities (see "Collateralized Mortgage Obligations"), and in other types of mortgage-related securities. Like other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline;

however, when interest rates are declining, the value of a mortgage-related security with prepayment features may not increase as much as other fixed-income securities.

     MORTGAGE PASS-THROUGH SECURITIES  Interests in pools of mortgage-related
     --------------------------------
securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, mortgage pass-through securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by the GNMA) are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment. Some mortgage pass-through certificates may include securities backed by adjustable-rate mortgages which bear interest at a rate that will be adjusted periodically.

     Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose the Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost.

     Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. government (in the case of securities guaranteed by GNMA); or guaranteed by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by FNMA or FHLMC, which are supported only by the discretionary authority of the U.S. government to purchase the agency's obligations).

     The principal governmental guarantor of mortgage-related securities is the GNMA. GNMA is a wholly owned U.S. government corporation within the U.S. Department of Housing and Urban Development ("HUD"). GNMA is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such a savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of FHA-insured or VA-guaranteed mortgages.

     Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include the FNMA and the FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development and acts as a government instrumentality under authority granted by Congress. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. government. FNMA is authorized to borrow from the U.S. Treasury to meet its obligations.

     FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation and acts as a government instrumentality under authority granted by Congress. FHLMC was formerly owned by the twelve Federal Home Loan Banks and is now owned entirely by private stockholders. FHLMC issues Participation Certificates ("Pcs") which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and collection of principal, but Pcs are not backed by the full faith and credit of the U.S. government.

     If either fixed or variable rate pass-through securities issued by the U.S. government or its agencies or instrumentalities are developed in the future, the Funds reserve the right to invest in them.

     Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Fund's investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The Fund may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originator/servicers and poolers, the Sub-Adviser determines that the securities meet the Fund's quality standards.

     PRIVATELY ISSUED MORTGAGE-RELATED SECURITIES  The mortgage-related
     --------------------------------------------
securities in which the Fund may invest may be: (i) privately issued securities which are collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government; (ii) privately issued securities which are collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; and (iii) other privately issued securities in which the proceeds of the issuance are invested in mortgage-backed securities and payment of the principal and interest is supported by the credit of an agency or instrumentality of the U.S. government.

     Although the market for non-government mortgage pass-through securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. No Fund will purchase mortgage-related securities or any other assets which in the Sub-Adviser's opinion are illiquid if, as a result, more than 15% of the value of the Fund's total assets will be illiquid.

     COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)  A CMO is a hybrid between a
     ------------------------------------------
mortgage-backed bond and a mortgage pass-through security. Interest and prepaid principal is paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA and their income streams.

     CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs are structured into multiple classes, each bearing a different stated maturity - actual maturing and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the
                                                 --------
underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

     In a typical CMO transaction, a corporation ("issuer") issues multiple series (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond Offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third-party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B or C Bond currently being paid off. When the Series A, B and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

     FHLMC COLLATERALIZED MORTGAGE OBLIGATIONS  FHLMC CMOs are  debt obligations
     -----------------------------------------
of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC Pcs, payments of principal and interest on the CMOs are made semiannually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC's mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC's minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the "pass-through" nature of all principal payments received on the collateral pool in excess of FHLMC's minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date.

     If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet FHLMC's minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

     Criteria for the mortgage loans in the pool backing the CMOs are identical to those of FHLMC Pcs. FHLMC has the right to substitute collateral in the event of delinquencies and/or defaults.

     OTHER MORTGAGE-RELATED SECURITIES  Other mortgage-related securities
     ---------------------------------
include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including CMO residuals or stripped mortgage-backed securities, and may be structured in classes with rights to receive varying proportions of principal and interest. Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

     CMO RESIDUALS  CMO residuals are derivative mortgage securities issued by
     -------------
agencies or instrumentalities of the U.S. government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

     The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets.
In particular, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only ("IO") class of stripped mortgage-backed securities. See "Stripped Mortgage-Backed Securities." In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances a portfolio may fail to recoup fully its initial investment in a CMO residual.

     CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has only very recently developed and, accordingly, CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may or, pursuant to an exemption therefrom, may not have been registered under the Securities Act of 1933, as amended. CMO residuals, whether or not registered under such Act, may be subject to certain restrictions on transferability, and may be deemed "illiquid" and subject to the Fund's limitations on investment in illiquid securities.

     Under certain circumstances, the Fund's investment in residual interests in "real estate mortgage investment conduits" ("REMICs") may cause shareholders of the Fund to be deemed to have taxable income in addition to their Fund dividends and distributions and such income may not be eligible to be reduced for tax purposes by certain deductible amounts, including net operating loss deductions. In addition, in some cases, the Fund may be required to pay taxes on certain amounts deemed to be earned from a REMIC residual. Prospective investors may wish to consult their tax advisors regarding REMIC residual investments by the Fund.

     CMOs and REMICs may offer a higher yield than U.S. government securities, but they may also be subject to greater price fluctuation and credit risk. In addition, CMOs and REMICs typically will be issued in a variety of classes or series, which have different maturities and are retired in sequence. Privately issued CMOs and REMICs are not government securities nor are they supported in any way by any governmental agency or instrumentality. In the event of a default by an issuer of a CMO or a REMIC, there is no assurance that the collateral securing such CMO or REMIC will be sufficient to pay principal and interest. It is possible that there will be limited opportunities for trading CMOs and REMICs in the over-the-counter market, the depth and liquidity of which will vary from time to time. Under recent legislation, holders of "residual" interests in REMICs (including the Fund) could be required to recognize potential phantom income, as could shareholders (including unrelated business taxable income for tax-exempt shareholders) of funds that hold such interests. The Fund will consider this legislation in determining whether to invest in residual interests.

     STRIPPED MORTGAGE-BACKED SECURITIES  Stripped mortgage-backed securities
     -----------------------------------
("SMBS") are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

     SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities even if the security is in one of the highest rating categories.

     Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed "illiquid" and subject to a Fund's limitations on investment in illiquid securities.

     RISKS ASSOCIATED WITH MORTGAGE-BACKED SECURITIES  The value of some
     ------------------------------------------------
mortgage-backed securities in which the Fund may invest may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Fund, the ability of the Fund to successfully utilize these instruments may depend in part upon the ability of the Sub-Adviser to forecast interest rates and other economic factors correctly. If the Sub-Adviser incorrectly forecasts such factors and has taken a position in mortgage-backed securities that is or becomes contrary to prevailing market trends, the Fund could be exposed to the risk of a loss.

     Investment in mortgage-backed securities poses several risks, including prepayment, market, and credit risk. Prepayment risk reflects the chance that borrowers may prepay their mortgages faster than expected, thereby affecting the investment's average life and perhaps its yield. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise their prepayment options at a time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages may also be affected by home value appreciation, ease of the refinancing process and local economic conditions.

     Market risk reflects the chance that the price of the security may fluctuate over time. The price of mortgage-backed securities may be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding, and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, and a Fund invested in such securities and wishing to sell them may find it difficult to find a buyer, which may in turn decrease the price at which they may be sold.

     Credit risk reflects the chance that the Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations. Obligations issued by U.S. government-related entities are guaranteed as to the payment of principal and interest, but are not backed by the full faith and credit of the U.S. government. The performance of private label mortgage-backed securities, issued by private institutions, is based on the financial health of those institutions.

     OTHER ASSET-BACKED SECURITIES  Several types of asset-backed securities
     -----------------------------
have already been offered to investors, including CARS/SM/ ("Certificates for Automobile Receivables/SM/"). CARS/SM/ represent undivided fractional interests in a trust ("trust") whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARS/SM/ are passed-through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. An investor's return on CARS/SM/ may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

     The Sub-Adviser expects that other asset-backed securities (unrelated to mortgage loans) will be offered to investors in the future. Consistent with its investment objectives and policies, the Fund also may invest in other types of asset-backed securities.

SHORT SALES AGAINST THE BOX

     A short sale is a transaction in which the Fund sells through a broker a security it does not own in anticipation of a possible decline in market price. A short sale "against the box" is a short sale in which, at the time of the short sale, a Fund owns or has the right to obtain securities equivalent in kind and amount. The Fund will only enter into short sales against the box. The Fund may enter into a short sale against the box, among other reasons, to hedge against a possible market decline in the value of the security owned or to defer recognition of a gain or loss for federal income tax purposes on the security owned by the Fund. If the value of a security sold short against the box increases, the Fund would suffer a loss when it purchases or delivers to the selling broker the security sold short. The proceeds of the short sale are retained by the broker pursuant to applicable margin rules. In addition, the Fund may segregate assets, equal in value to 50% of the value of the short sale, in a special account with the Fund's custodian. The segregated assets are pledged to the broker pursuant to applicable margin rules. If a broker, with which the Fund has open short sales, were to become bankrupt, the Fund could experience losses or delays in recovering gains on short sales. The Fund will only enter into short sales against the box with brokers the Sub-Adviser believes are creditworthy. Short sales against the box will be limited to no more than 25% of the Fund's assets.

OPTIONS ON SECURITIES

     WRITING CALL OPTIONS  The Fund may sell ("write") covered call options on
     --------------------
the portfolio securities of the Fund in an attempt to enhance investment performance. A call option sold by the Fund is a short-term contract, having a duration of nine months or less, which gives the purchaser of the option the right to buy, and imposes on the writer of the option--in return for a premium received--the obligation to sell, the underlying security at the exercise price upon the exercise of the option at any time prior to the expiration date, regardless of the market price of the security during the option period. A call option may be covered by, among other things, the writer owning the underlying security throughout the option period, or by holding, on a share-for-share basis, a call on the same security as the call written, where the exercise price of the call held is equal to or less than the price of the call written, or greater than the exercise price of a call written if the difference is maintained by the Fund in liquid assets in a segregated account with its custodian.

     The Fund will write covered call options both to reduce the risks associated with certain of its investments and to increase total investment return through the receipt of premiums. In return for the premium income, the Fund will give up the opportunity to profit from an increase in the market price of the underlying security above the exercise price so long as its obligations under the contract continue, except insofar as the premium represents a profit. Moreover, in writing the call option, the Fund will retain the risk of loss should the price of the security decline, which loss the premium is intended to offset in whole or in part. The Fund, in writing call options, must assume that the call may be exercised at any time prior to the expiration of its obligations as a writer, and that in such circumstances the net proceeds realized from the sale of the underlying securities pursuant to the call may be substantially below the prevailing market price. Covered call options and the securities underlying such options will be listed on national securities exchanges, except for certain transactions in options on debt securities and foreign securities.

     During the option period, the covered call writer has, in return for the premium received on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline.

     The Fund may protect itself from further losses due to a decline in value of the underlying security or from the loss of ability to profit from appreciation by buying an identical option, in which case the purchase cost may offset the premium. In order to do this, the Fund makes a "closing purchase transaction"--the purchase of a call option on the same security with the same exercise price and expiration date as the covered call option which it has previously written on any particular security. The Fund will realize a gain or loss from a closing purchase transaction if the amount paid to purchase a call option in a closing transaction is less or more than the amount received from the sale of the covered call option. Also, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the closing out of a call option is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. When a security is to be sold from the Fund's portfolio, the Fund will first effect a closing purchase transaction so as to close out any existing covered call option on that security.

     A closing purchase transaction may be made only on a national or foreign securities exchange (an "Exchange") which provides a secondary market for an option with the same exercise price and expiration date, except as discussed below. There is no assurance that a liquid secondary market on an Exchange or otherwise will exist for any particular option, or at any particular time, and for some options no secondary market on an Exchange or otherwise may exist. If the Fund is unable to effect a closing purchase transaction involving an exchange-traded option, the Fund will not sell the underlying security until the option expires or the Fund delivers the underlying security upon exercise. A closing purchase transaction for an over-the-counter option may be made only with the other party to the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver or purchase the underlying securities at the exercise price.

     The Fund pays brokerage commissions and dealer spreads in connection with writing covered call options and effecting closing purchase transactions, as well as for purchases and sales of underlying securities. The writing of covered call options could result in significant increases in the Fund's portfolio turnover rate, especially during periods when market prices of the underlying securities appreciate. Subject to the limitation that all call and put option writing transactions be covered, the Fund may, to the extent determined appropriate by the Sub-Adviser, engage without limitation in the writing of options on U.S. government securities.

     WRITING PUT OPTIONS  The Fund may also write covered put options.  Put
     -------------------
options written by the Fund are agreements by the Fund, for a premium received by the Fund, to purchase specified securities at a specified price if the option is exercised during the option period. A put option written by the Fund is "covered" if the Fund maintains liquid assets with a value equal to the exercise price in a segregated account with its custodian. A put option is also "covered" if the Fund holds on a share-for-share basis a put on the same security as the put written, where the exercise price of the put held is equal to or greater than the exercise price of the put written, or less than the exercise price of the put written if the difference is maintained by the Fund in liquid assets in a segregated account with its custodian.

     The premium which the Fund receives from writing a put option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, the option period, supply and demand and interest rates.

     A covered put writer assumes the risk that the market price for the underlying security will fall below the exercise price, in which case the writer could be required to purchase the security at a higher price than the then-current market price of the security. In both cases, the writer has no control over the time when it may be required to fulfill its obligation as a writer of the option.

     The Fund may effect a closing purchase transaction to realize a profit on an outstanding put option or to prevent an outstanding put option from being exercised. The Fund also may effect a closing purchase transaction, in the case of a put option, to permit the Fund to maintain their holdings of the deposited U.S. Treasury obligations, to write another put option to the extent that the exercise price thereof is secured by the deposited U.S. Treasury obligations, or to utilize the proceeds from the sale of such obligations to make other investments.

     If the Fund is able to enter into a closing purchase transaction, the Fund will realize a profit or loss from such transaction if the cost of such transaction is less or more than the premium received from the writing of the option respectively. After writing a put option, the Fund may incur a loss equal to the difference between the exercise price of the option and the sum of the market value of the underlying security plus the premium received from the sale of the option.

     In addition, the Fund may also write straddles (combinations of covered puts and calls on the same underlying security). The extent to which the Fund may write covered put and call options and enter into so-called "straddle" transactions involving put or call options may be limited by the requirements of the Internal Revenue Code of 1986, as amended (the "Code") for qualification as a regulated investment company and the Trust's intention that the Fund qualify as such. Subject to the limitation that all call and put option writing transactions be covered, the Fund may, to the extent determined appropriate by the Sub-Adviser, engage without limitation in the writing of options on U.S. government securities.

     PURCHASING OPTIONS  The Fund may purchase put or call options which are
     ------------------
traded on an Exchange or in the over-the-counter market. Options traded in the over-the-counter market may not be as actively traded as those listed on an Exchange. Accordingly, it may be more difficult to value such options and to be assured that they can be closed out at any time. The Fund will engage in such transactions only with firms the Sub-Adviser deems to be of sufficient creditworthiness so as to minimize these risks.

     The Fund may purchase put options on securities to protect their holdings in an underlying or related security against a substantial decline in market value. Securities are considered related if their price movements generally correlate with one another. The Fund would buy a put option in anticipation of a decline in the market value of such securities. The purchase of a put option would entitle the Fund, in exchange for the premium paid, to sell a security at a specified price upon exercise of the option during the option period. The purchase of put options on securities held in the portfolio or related to such securities will enable the Fund to preserve, at least partially, unrealized gains occurring prior to the purchase of the option on a portfolio security without actually selling the security. In addition, the Fund will continue to receive interest or dividend income on the security. The put options purchased by the Fund may include, but are not limited to, "protective puts" in which the security to be sold is identical or substantially identical to a security already held by the Fund or to a security which the Fund has the right to purchase. The Fund would ordinarily recognize a gain if the value of the securities decreased during the option period below the exercise price sufficiently to cover the premium. The Fund would recognize a loss if the value of the securities remained above the difference between the exercise price and the premium.

     The Fund may also purchase call options on securities the Fund intends to purchase to protect against substantial increases in prices of such securities pending their ability to invest in an orderly manner in such securities. The purchase of a call option would entitle the Fund, in exchange for the premium paid, to purchase a security at a specified price upon exercise of the option during the option period. The Fund would ordinarily realize a gain if the value of the securities increased during the option period above the exercise price sufficiently to cover the premium. The Fund would have a loss if the value of the securities remained below the sum of the premium and the exercise price during the option period. In order to terminate an option position, the Fund may sell put or call options identical to those previously purchased, which could result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put or call option when it was purchased.

     SPECIAL RISKS ASSOCIATED WITH OPTIONS ON SECURITIES  Exchange markets in
     ---------------------------------------------------
U.S. government securities options are a relatively new and untested concept, and it is impossible to predict the amount of trading interest that may exist in such options. The same types of risk apply to over-the-counter trading in options. There can be no assurance that viable markets will develop or continue in the United States or abroad.

     The Fund's purpose in selling covered options is to realize greater income than would be realized on portfolio securities transactions alone. The Fund may forego the benefits of appreciation on securities sold pursuant to call options, or pay a higher price for securities acquired pursuant to put options written by the Fund. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price, or, in the case of a call, remains less than or equal to the exercise price, the Fund will not be able to exercise profitably the option and will lose its entire investment in the option. Also, the price of a put or call option purchased to hedge against price movements in a related security may move more or less than the price of the related security.

     The Fund would ordinarily realize a gain if the value of the securities increased during the option period above the exercise price sufficiently to cover the premium. The Fund would have a loss if the value of the securities remained below the sum of the premium paid and the exercise price during the option period. The ability of the Fund to successfully utilize options may depend in part upon the ability of the Sub-Adviser to forecast interest rates and other economic factors correctly.

     The hours of trading for options on securities may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets.

OPTIONS ON FOREIGN CURRENCIES

     The Fund may, to the extent that it invests in foreign securities, purchase and write options on foreign currencies for hedging purposes in a manner similar to that of the Fund's transactions in currency futures contracts or forward contracts. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such declines in the value of portfolio securities, the Fund may purchase put options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell such currency for a fixed amount of dollars which exceeds the market value of such currency, resulting in a gain that may offset, in whole or in part, the negative effect of currency depreciation on the value of the Fund's securities denominated in that currency.

     Conversely, if a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the Fund may purchase call options on such currency. If the value of such currency does increase, the purchase of such call options would enable the Fund to purchase currency for a fixed amount of dollars which is less than the market value of such currency, resulting in a gain that may offset, at least partially, the effect of any currency-related increase in the price of securities the Fund intends to acquire. As in the case of other types of options transactions, however, the benefit the Fund derives from purchasing foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options which would deprive it of a portion or all of the benefits of advantageous changes in such rates.

     The Fund may also write options on foreign currencies for hedging purposes. For example, if the Fund anticipates a decline in the dollar value of foreign currency-denominated securities due to declining exchange rates, it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the decrease in value of portfolio securities will be offset by the amount of the premium received by the Fund.

     Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, the Fund could write a put option on the relevant currency. If rates move in the manner projected, the put option will expire unexercised and allow the Fund to offset such increased cost up to the amount of the premium. As in the case of other types of options transactions, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If unanticipated exchange rate fluctuations occur, the option may be exercised and the Fund would be required to purchase or sell the underlying currency at a loss which may not be fully offset by the amount of the premium. As a result of writing options on foreign currencies, the Fund also may be required to forgo all or a portion of the benefits which might otherwise have been obtained from favorable movements in currency exchange rates.

     A call option written on foreign currency by the Fund is "covered" if the Fund owns the underlying foreign currency subject to the call or securities denominated in that currency or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if the Fund holds a call on the same foreign currency for the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or
(b) is greater than the exercise price of the call written if the amount of the difference is maintained by the Fund in liquid assets in a segregated account with its custodian.

     As with other kinds of options transactions, the writing of an option on foreign currency will constitute only a partial hedge up to the amount of the premium received and the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations, although, in the event of rate movements adverse to the Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs. Options on foreign currencies to be written or purchased by the Fund will be traded on U.S. and foreign exchanges or over-the-counter.

     The Fund also may use foreign currency options to protect against potential losses in positions denominated in one foreign currency against another foreign currency in which the Fund's assets are or may be denominated. There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, the Fund may be unable to close out a position.

     Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the Fund to reduce foreign currency risk using such options. Over-the-counter options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller and generally do not have as much market liquidity as exchanged-traded options. Foreign currency exchange-traded options generally settle in cash, whereas options traded over-the-counter may settle in cash or result in delivery of the underlying currency upon exercise of the option.

SECURITIES INDEX OPTIONS

     The Fund may purchase call and put options on securities indexes for the purpose of hedging against the risk of unfavorable price movements which may adversely affect the value of the Fund's securities.

     Unlike a securities option, which gives the holder the right to purchase or sell specified securities at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the difference between the value of the underlying securities index on the exercise date and the exercise price of the option, multiplied by (ii) a fixed "index multiplier." In exchange for undertaking the obligation to make such a cash payment, the writer of the securities index option receives a premium.

     A securities index fluctuates with changes in the market values of the securities included in the index. For example, some securities index options are based on a broad market index such as the S&P 500 Composite Price Index or the N.Y.S.E. Composite Index, or a narrower market index such as the S&P 100 Index. Indexes may also be based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indexes are currently traded on the following exchanges, among others:
The Chicago Board Options Exchange, New York Stock Exchange, and American Stock Exchange.

     The effectiveness of hedging through the purchase of securities index options will depend upon the extent to which price movements in the portion of the securities portfolio being hedged correlate with price movements in the selected securities index. Perfect correlation is not possible because the securities held or to be acquired by the Fund will not exactly match the securities represented in the securities indexes on which options are based. In addition, the purchase of securities index options involves essentially the same risks as the purchase of options on futures contracts. The principal risk is that the premium and transaction costs paid by the Fund in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the securities index on which the option is based. Gains or losses on the Fund's transactions in securities index options depend on price movements in the securities market generally (or, for narrow market indexes, in a particular industry or segment of the market) rather than the price movements of individual securities held by the Fund. In this respect, purchasing a securities index put (or call) option is analogous to the purchase of a put (or call) on a securities index futures contract.

     The Fund may sell securities index options prior to expiration in order to close out its positions in securities index options which it has purchased. The Fund may also allow options to expire unexercised.

FUTURES TRANSACTIONS

     The Fund may purchase and sell futures contracts on debt securities and on indexes of debt securities in order to attempt to protect against the effects of adverse changes in interest rates, to lengthen or shorten the average maturity or duration of the Fund's portfolio and for other appropriate risk management purposes. For example, the Fund may purchase futures contracts as a substitute for the purchase of longer-term debt securities to lengthen the average duration of the Fund's portfolio of fixed-income securities. Such futures contracts would obligate the Fund to make or take delivery of certain debt securities or an amount of cash upon expiration of the futures contract, although most futures positions typically are closed out through an offsetting transaction prior to expiration. The Fund may also purchase and sell stock index futures to hedge the equity portion of the Fund's securities portfolio with regard to market (systematic) risk (involving the market's assessment of overall economic prospects), as distinguished from stock-specific risk (involving the market's evaluation of the merits of the issuer of a particular security). The Fund may also purchase and sell other futures when deemed appropriate, in order to hedge the equity or non-equity portions of its portfolio. In addition, the Fund may, to the extent it invests in foreign securities, enter into contracts for the future delivery of foreign currencies to hedge against changes in currency exchange rates. The Fund may also purchase and write put and call options on futures contracts and may engage in related closing transactions. In the United States, all such futures on debt securities, debt index futures, stock index futures, foreign currency futures and related options will be traded on exchanges that are regulated by the Commodity Futures Trading Commission ("CFTC"). Subject to applicable CFTC rules, the Fund also may enter into futures contracts traded on the following foreign futures exchanges: Frankfurt, Tokyo, London and Paris, as long as trading on the aforesaid foreign futures exchanges does not subject a Fund to risks that are materially greater than the risks associated with trading on U.S. exchanges.

     A futures contract is an agreement to buy or sell a security or currency (or to deliver a final cash settlement price in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts), for a set price at a future date. When interest rates are changing and portfolio values are falling, futures contracts can offset a decline in the value of the Fund's current portfolio securities. When interest rates are changing and portfolio values are rising, the purchase of futures contracts can secure better effective rates or purchase prices for the Fund than might later be available in the market when the Fund makes anticipated purchases. In the United States, futures contracts are traded on boards of trade which have been designated "contract markets" by the CFTC. Currently, there are futures contracts based on a variety of instruments, indexes and currencies, including long-term U.S. Treasury bonds, Treasury notes, GNMA certificates, three-month U.S. Treasury bills, three-month domestic bank certificates of deposit, a municipal bond index and various stock indexes.

     When a purchase or sale of a futures contract is made by the Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract assuming all contractual obligations have been satisfied. The Fund expects to earn interest income on its initial margin deposits. A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking-to-market." Variation margin does not represent a borrowing or loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, the Fund will mark-to-market its open futures positions.

     The Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

     Positions taken in the futures markets are not normally held until delivery or final cash settlement is required, but are instead liquidated through offsetting transactions which may result in a gain or a loss. While futures positions taken by the Fund will usually be liquidated in this manner, the Fund may instead make or take delivery of underlying securities or currencies whenever it appears economically advantageous to the Fund to do so. A clearing organization associated with the exchange on which futures are traded assumes responsibility for closing-out transactions and guarantees that as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

     FUTURES ON DEBT SECURITIES  A futures contract on a debt security is a
     --------------------------
binding contractual commitment which, if held to maturity, will result in an obligation to make or accept delivery, during a particular future month, of securities having a standardized face value and rate of return. By purchasing futures on debt securities--assuming a "long" position--the Fund will legally obligate itself to accept the future delivery of the underlying security and pay the agreed-upon price. By selling futures on debt securities--assuming a "short" position--it will legally obligate itself to make the future delivery of the security against payment of the agreed-upon price. Open futures positions on debt securities will be valued at the most recent settlement price, unless such price does not appear to the Sub-Adviser to reflect the fair value of the contract, in which case the positions will be valued by or under the direction of the Trustees.

     Hedging by use of futures on debt securities seeks to establish, more certainly than would otherwise be possible, the effective rate of return on portfolio securities. The Fund may, for example, take a "short" position in the futures market by selling contracts for the future delivery of debt securities held by the Fund (or securities having characteristics similar to those held by the Fund) in order to hedge against an anticipated rise in interest rates that would adversely affect the value of the Fund's portfolio securities. When hedging of this character is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position.

     On other occasions, the Fund may take a "long" position by purchasing futures on debt securities. This would be done, for example, when the Fund intends to purchase particular securities and it has the necessary cash, but expects the rate of return available in the securities markets at that time to be less favorable than rates currently available in the futures markets. If the anticipated rise in the price of the securities should occur (with its concomitant reduction in yield), the increased cost to the Fund of purchasing the securities will be offset, at least to some extent, by the rise in the value of the futures position taken in anticipation of the subsequent securities purchase. The Fund may also purchase futures contracts as a substitute for the purchase of longer-term securities to lengthen the average duration of the Fund's portfolio.

     The Fund could accomplish similar results by selling securities with long maturities and investing in securities with short maturities when interest rates are expected to increase or by buying securities with long maturities and selling securities with short maturities when interest rates are expected to decline. However, by using futures contracts as a risk management technique, given the greater liquidity in the futures market than in the cash market, it may be possible to accomplish the same result more easily and more quickly.

     SECURITIES INDEX FUTURES  A securities index futures contract does not
     ------------------------
require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular stock index futures contract reflect changes in the specified index of equity securities on which the contract is based. A stock index is designed to reflect overall price trends in the market for equity securities.

     Stock index futures may be used to hedge the equity portion of the Fund's securities portfolio with regard to market (systematic) risk, as distinguished from stock-specific risk. The Fund may enter into stock index futures to the extent that it has equity securities in its portfolio. Similarly, the Fund may enter into futures on debt securities indexes (including the municipal bond index) to the extent it has debt securities in its portfolio. By establishing an appropriate "short" position in securities index futures, the Fund may seek to protect the value of its portfolio against an overall decline in the market for securities. Alternatively, in anticipation of a generally rising market, the Fund can seek to avoid losing the benefit of apparently low current prices by establishing a "long" position in securities index futures and later liquidating that position as particular securities are in fact acquired. To the extent that these hedging strategies are successful, the Fund will be affected to a lesser degree by adverse overall market price movements, unrelated to the merits of specific portfolio securities, than would otherwise be the case. The Fund may also purchase futures on debt securities or indexes as a substitute for the purchase of longer-term debt securities to lengthen the average duration of the Fund's debt portfolio.

     The Fund does not intend to use U.S. stock index futures to hedge positions in securities of non-U.S. companies.

     CURRENCY FUTURES  A sale of a currency futures contract creates an
     ----------------
obligation by the Fund, as seller, to deliver the amount of currency called for in the contract at a specified future time for a specified price. A purchase of a currency futures contract creates an obligation by the Fund, as purchaser, to take delivery of an amount of currency at a specified future time at a specified price. The Fund may sell a currency futures contract, if the Sub-Adviser anticipates that exchange rates for a particular currency will fall, as a hedge against a decline in the value of the Fund's securities denominated in such currency. If the Sub-Adviser anticipates that exchange rates will rise, the Fund may purchase a currency futures contract to protect against an increase in the price of securities denominated in a particular currency the Fund intends to purchase. Although the terms of currency futures contracts specify actual delivery or receipt, in most instances the contracts are closed out before the settlement date without the making or taking of delivery of the currency. Closing out of a currency futures contract is effected by entering into an offsetting purchase or sale transaction. To offset a currency futures contract sold by the Fund, the Fund purchases a currency futures contract for the same aggregate amount of currency and delivery date. If the price in the sale exceeds the price in the offsetting purchase, the Fund is immediately paid the difference. Similarly, to close out a currency futures contract purchased by the Fund, the Fund sells a currency futures contract. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the offsetting sale price is less than the purchase price, the Fund realizes a loss.

     A risk in employing currency futures contracts to protect against the price volatility of portfolio securities denominated in a particular currency is that changes in currency exchange rates or in the value of the futures position may correlate imperfectly with changes in the cash prices of the Fund's securities. The degree of correlation may be distorted by the fact that the currency futures market may be dominated by short-term traders seeking to profit from changes in exchange rates. This would reduce the value of such contracts for hedging purposes over a short-term period. Such distortions are generally minor and would diminish as the contract approached maturity. Another risk is that the Sub-Adviser could be incorrect in its expectation as to the direction or extent of various exchange rate movements or the time span within which the movements take place.

     OPTIONS ON FUTURES  For bona fide hedging and other appropriate risk
     ------------------
management purposes, the Fund also may purchase and write call and put options on futures contracts which are traded on exchanges that are licensed and regulated by the CFTC for the purpose of options trading, or, subject to applicable CFTC rules, on foreign exchanges. It is the current policy of the Trust that the Fund will purchase or write only options on futures contracts that are traded on a U.S. or foreign exchange or board of trade. The Fund also may engage in related closing transactions with respect to options on futures. A "call" option on a futures contract gives the purchaser the right, in return for the premium paid, to purchase a futures contract (assume a "long" position) at a specified exercise price at any time before the option expires. A "put" option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a "short" position), for a specified exercise price at any time before the option expires.

     Upon the exercise of a "call," the writer of the option is obligated to sell the futures contract (to deliver a "long" position to the option holder) at the option exercise price, which will presumably be lower than the current market price of the contract in the futures market. Upon exercise of a "put," the writer of the option is obligated to purchase the futures contract (deliver a "short" position to the option holder) at the option exercise price, which will presumably be higher than the current market price of the contract in the futures market. When an entity exercises an option and assumes a "long" futures position, in the case of a "call," or a "short" futures position, in the case of a "put," its gain will be credited to its futures margin account, while the loss suffered by the writer of the option will be debited to its account. However, as with the trading of futures, most participants in the options markets do not seek to realize their gains or losses by exercise of their option rights. Instead, the writer or holder of an option will usually realize a gain or loss by buying or selling an offsetting option at a market price that will reflect an increase or a decrease from the premium originally paid.

     Options on futures contracts can be used by the Fund to hedge substantially the same risks and for the same duration and risk management purposes as might be addressed or served by the direct purchase or sale of the underlying futures contracts. If the Fund purchases an option on a futures contract, it may obtain benefits similar to those that would result if it held the futures position itself.

     The purchase of put options on futures contracts is a means of hedging the Fund's portfolio against the risk of rising interest rates, declining securities prices or declining exchange rates for a particular currency. The purchase of a call option on a futures contract represents a means of hedging against a market advance affecting securities prices or currency exchange rates when the Fund is not fully invested or of lengthening the average maturity or duration of the Fund's portfolio. Depending on the pricing of the option compared to either the futures contract upon which it is based or upon the price of the underlying securities or currencies, it may or may not be less risky than ownership of the futures contract or underlying securities or currencies.

     In contrast to a futures transaction, in which only transaction costs are involved, benefits received in an option transaction will be reduced by the amount of the premium paid as well as by transaction costs. In the event of an adverse market movement, however, the Fund will not be subject to a risk of loss on the option transaction beyond the price of the premium it paid plus its transaction costs, and may consequently benefit from a favorable movement in the value of its portfolio securities or the currencies in which such securities are denominated that would have been more completely offset if the hedge had been effected through the use of futures.

     If the Fund writes options on futures contracts, the Fund will receive a premium but will assume a risk of adverse movement in the price of the underlying futures contract comparable to that involved in holding a futures position. If the option is not exercised, the Fund will realize a gain in the amount of the premium, which may partially offset unfavorable changes in the value of securities held by or to be acquired for the Fund. If the option is exercised, the Fund will incur a loss in the option transaction, which will be reduced by the amount of the premium it has received, but which may partially offset favorable changes in the value of its portfolio securities or the currencies in which such securities are denominated.

     The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the underlying securities or the currencies in which such securities are denominated. If the futures price at expiration is below the exercise price, the Fund will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the Fund's holdings of securities or the currencies in which such securities are denominated.

     The writing of a put option on a futures contract is analogous to the purchase of a futures contract. For example, if the Fund writes a put option on a futures contract on debt securities related to securities that the Fund expects to acquire and the market price of such securities increases, the net cost to the Fund of the debt securities acquired by it will be reduced by the amount of the option premium received. Of course, if market prices have declined, the Fund's purchase price upon exercise may be greater than the price at which the debt securities might be purchased in the securities market.

     While the holder or writer of an option on a futures contract may normally terminate its position by selling or purchasing an offsetting option of the same series, the Fund's ability to establish and close out options positions at fairly established prices will be subject to the maintenance of a liquid market. The Fund will not purchase or write options on futures contracts unless the market for such options has sufficient liquidity such that the risks associated with such options transactions are not at unacceptable levels.

     LIMITATIONS ON PURCHASE AND SALE OF FUTURES CONTRACTS AND OPTIONS ON
     --------------------------------------------------------------------
FUTURES CONTRACTS  In general, the Fund will engage in transactions in futures
-----------------
contracts and related options only for bona fide hedging and other appropriate risk management purposes, and not for speculation. With respect to positions in futures and related options that do not constitute bona fide hedging positions, the Fund will not enter into a futures contract or futures option contract if, immediately thereafter, the aggregate initial margin deposits relating to such positions plus premiums paid by it for open futures option positions, less the amount by which any such options are "in-the-money," would exceed 5% of the Fund's total assets. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price.
A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

     When purchasing a futures contract, the Fund will maintain with its custodian (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, the Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.

     When selling a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) liquid assets that, when added to the amount deposited with a futures commission merchant as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's custodian).

     When selling a call option on a futures contract, the Fund will maintain with its custodian (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.

     When selling a put option on a futures contract, the Fund will maintain with its custodian (and mark-to-market on a daily basis) liquid assets that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

     The requirements for qualification as a regulated investment company also may limit the extent to which the Fund may enter into futures, futures options or forward contracts. See "Tax Status."

     RISKS ASSOCIATED WITH FUTURES AND FUTURES OPTIONS  There are several risks
     -------------------------------------------------
associated with the use of futures contracts and futures options as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Fund's securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. It is also possible that, when the Fund has sold stock index futures to hedge its portfolio against a decline in the market, the market may advance while the value of the particular securities held in the Fund's portfolio may decline. If this occurred, the Fund would incur a loss on the futures contracts and also experience a decline in the value of its portfolio securities.

     Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

     In addition to the risks that apply to all options transactions, there are several special risks relating to options on futures contracts. The ability to establish and close out positions in such options will be subject to the development and maintenance of a liquid market in the options. It is not certain that such a market will develop. Although the Fund generally will purchase only those options and futures contracts for which there appears to be an active market, there is no assurance that a liquid market on an exchange will exist for any particular option or futures contract at any particular time. In the event no such market exists for particular options, it might not be possible to effect closing transactions in such options with the result that the Fund would have to exercise options it has purchased in order to realize any profit and would be less able to limit is exposure to losses on options it has written.

     Many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist. If the price of a futures contract changes more than the price of the securities or currencies, the Fund will experience either a loss or a gain on the futures contracts which will not be completely offset by changes in the price of the securities or currencies which are the subject of the hedge. In addition, it is not possible to hedge fully or perfectly against currency fluctuations affecting the value of securities denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors not related to currency fluctuations.

SWAP AGREEMENTS

     The Fund may enter into interest rate, index and currency exchange rate swap agreements for purposes of attempting to obtain a particular desired return at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return or for other portfolio management purposes. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount
         ----
invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. The "notional amount" of the swap agreement is only a fictive basis on which to calculate the obligations which the parties to a swap agreement have agreed to exchange. Commonly used swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. The Fund's obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The Fund's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of liquid assets to avoid any potential leveraging of the Fund's portfolio. Commonly used swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. The Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's assets.

     Whether the Fund's use of swap agreements will be successful in furthering its investment objective will depend on the Sub-Adviser's ability correctly to predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Sub-Adviser will cause the Fund to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Fund's repurchase agreement guidelines. Certain restrictions imposed on the Fund by the Code may limit the Fund's ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

     Certain swap agreements are exempt from most provisions of the Commodity Exchange Act ("CEA") and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the CFTC effective February 22, 1993. To qualify for this exemption, a swap agreement must be entered into by "eligible participants," which include the following, provided the participants' total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the Investment Company Act of 1940, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.

     This exemption is not exclusive, and participants may continue to rely on existing exclusions for swaps, such as the Policy Statement issued in July 1989 which recognized a safe harbor for swap transactions from regulation as futures or commodity option transactions under the CEA or its regulations. The Policy Statement applies to swap transactions settled in cash that (1) have individually tailored terms, (2) lack exchange-style offset and the use of a clearing organization or margin system, (3) are undertaken in conjunction with a line of business, and (4) are not marketed to the public.

LOAN PARTICIPATION INTERESTS

     The Fund's investment in loan participation interests may take the form of participation interests in, assignments or novations of a corporate loan ("Participation Interests"). The Participation Interests may be acquired from an agent bank, co-lenders or other holders of Participation Interests ("Participants"). In a novation, the Fund would assume all of the rights of the lender in a corporate loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. As an alternative, the Fund may purchase an assignment of all or a portion of a lender's interest in a corporate loan, in which case, the Fund may be required generally to rely on the assigning lender to demand payment and enforce its rights against the borrower, but would otherwise be entitled to all of such lender's rights in the corporate loan. The Fund also may purchase a Participation Interest in a portion of the rights of a lender in a corporate loan. In such a case, the Fund will be entitled to receive payments of principal, interest and fees, if any, but generally will not be entitled to enforce its rights directly against the agent bank or the borrower; rather the Fund must rely on the lending institution for that purpose. The Fund will not act as an agent bank, a guarantor or sole negotiator or a structure with respect to a corporate loan.

     In a typical corporate loan involving the sale of Participation Interests, the agent bank administers the terms of the corporate loan agreement and is responsible for the collection of principal and interest and fee payments to the credit of all lenders which are parties to the corporate loan agreement. The agent bank in such cases will be qualified under the 1940 Act to serve as a custodian for a registered investment company such as the Trust. The Fund generally will rely on the agent bank or an intermediate Participant to collect its portion of the payments on the corporate loan. The agent bank monitors the value of the collateral and, if the value of the collateral declines, may take certain action, including accelerating the corporate loan, giving the borrower an opportunity to provide additional collateral or seeking other protection for the benefit of the Participants in the corporate loan, depending on the terms of the corporate loan agreement. Furthermore, unless under the terms of a participation agreement the Fund has direct recourse against the borrower (which is unlikely), the Fund will rely on the agent bank to use appropriate creditor remedies against the borrower. The agent bank also is responsible for monitoring compliance with covenants contained in the corporate loan agreement and for notifying holders of corporate loans of any failures of compliance. Typically, under corporate loan agreements, the agent bank is given broad discretion in enforcing the corporate loan agreement, and is obligated to use only the same care it would use in the management of its own property. For these services, the borrower compensates the agent bank. Such compensation may include special fees paid on structuring and funding the corporate loan and other fees paid on a continuing basis.

     A financial institution's employment as an agent bank may be terminated in the event that it fails to observe the requisite standard of care or becomes insolvent, or has a receiver, conservator, or similar official appointed for it by the appropriate bank regulatory authority or becomes a debtor in a bankruptcy proceeding. A successor agent bank generally will be appointed to replace the terminated bank, and assets held by the agent bank under the corporate loan agreement should remain available to holders of corporate loans. If, however, assets held by the agent bank for the benefit of the Fund were determined by an appropriate regulatory authority or court to be subject to the claims of the agent bank's general or secured creditors, the Fund might incur certain costs and delays in realizing payment on a corporate loan, or suffer a loss of principal and/or interest. In situations involving intermediate Participants similar risks may arise.

     When the Fund acts as co-lender in connection with a participation interest or when the Fund acquires a participation interest the terms of which provide that the Fund will be in privity of contract with the corporate borrower, the Fund will have direct recourse against the borrower in the event the borrower fails to pay scheduled principal and interest. In all other cases, the Fund will look to the agent bank to enforce appropriate credit remedies against the borrower. In acquiring participation interests the Fund will conduct analysis and evaluation of the financial condition of each such co-lender and participant to ensure that the participation interest meets the Fund's qualitative standards. There is a risk that there may not be a readily available market for loan participation interests and, in some cases, this could result in the Fund disposing of such securities at a substantial discount from face value or holding such security until maturity. When the Fund is required to rely upon a lending institution to pay the Fund principal, interest, and other amounts received by the lending institution for the loan participation, the Fund will treat both the borrower and the lending institution as an "issuer" of the loan participation for purposes of certain investment restrictions pertaining to the diversification and concentration of the Fund's portfolio.
The Fund considers loan participation interests not subject to puts to be illiquid.

RISKS ASSOCIATED WITH DEBT SECURITIES

     To the extent that the Fund invests in debt securities, it will be subject to certain risks. The value of the debt securities held by the Fund, and thus the net asset value of the shares of beneficial interest of the Fund, generally will fluctuate depending on a number of factors, including, among others, changes in the perceived creditworthiness of the issuers of those securities, movements in interest rates, the average maturity of the Fund's investments, changes in the relative values of the currencies in which the Fund's investments are denominated relative to the U.S. dollar, and the extent to which the Fund hedges its interest rate, credit and currency exchange rate risks. Generally, a rise in interest rates will reduce the value of fixed income securities held by a Fund, and a decline in interest rates will increase the value of fixed income securities held by a Fund.

     Corporate debt securities may bear fixed, contingent, or variable rates of interest and may involve equity features, such as conversion or exchange rights or warrants for the acquisition of stock of the same or a different issuer, participations based on revenues, sales or profits, or the purchase of common stock in a unit transaction (where corporate debt securities and common stock are offered as a unit).

     When- and if-available, debt securities may be purchased at a discount from face value. However, the Fund does not intend to hold such securities to maturity for the purpose of achieving potential capital gains, unless current yields on these securities remain attractive. From time to time, the Fund may purchase securities not paying interest or dividends at the time acquired if, in the opinion of the Sub-Adviser, such securities have the potential for future income (or capital appreciation, if any).

     Since shares of the Funds represent an investment in securities with fluctuating market prices, the value of shares of the Fund will vary as the aggregate value of the Fund's portfolio securities increases or decreases. Moreover, the value of the lower rated debt securities that the Fund purchases may fluctuate more than the value of higher rated debt securities. These lower rated fixed income securities generally tend to reflect short-term corporate and market developments to a greater extent than higher rated securities which react primarily to fluctuations in the general level of interest rates. Changes in the value of securities subsequent to their acquisition will not affect cash income or yields to maturity to the Fund but will be reflected in the net asset value of the Fund's shares.

RISKS OF INVESTING IN HIGH YIELD SECURITIES ("JUNK BONDS")

     High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade bonds. The prices of high yield bonds have been found to be less sensitive to interest-rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield bond prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities.

     Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield bonds, especially in a thinly traded market.

     Legislation designed to limit the use of high yield bonds in corporate transactions may have a material adverse effect on a Fund's net asset value and investment practices. In addition, there may be special tax considerations associated with investing in high yield bonds structured as zero coupon or payment-in-kind securities. The Fund records the interest on these securities annually as income even though it receives no cash interest until the security's maturity or payment date. Also, distributions of such amounts generally will be taxable to shareholders even if the Fund does not distribute cash to them. Therefore, in order to pay taxes on this interest, shareholders may have to redeem some of their shares to pay the tax or the Fund may have to sell some of its assets to reduce the Fund's assets and may thereby increase its expense ratio and decrease its rate of return.

                 ADDITIONAL FUNDAMENTAL INVESTMENT RESTRICTIONS

     In addition to the fundamental investment restrictions contained in the Prospectus, the Trustees of the Trust also have adopted the following fundamental investment restrictions, which may not be changed with respect to the Fund without the approval of the majority of the outstanding voting securities of the Fund, as defined under the 1940 Act.

     The Trust may not, on behalf of the Fund:

     1. Act as an underwriter of securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the 1933 Act, as amended, in the disposition of portfolio securities.

     2. Issue senior securities, except to the extent permitted under the 1940 Act.

               ADDITIONAL NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

     In addition to the Trust's fundamental investment restrictions, the Trustees of the Trust have voluntarily adopted certain policies and restrictions which are observed in the conduct of the affairs of the Fund. These represent intentions of the Trustees based upon current circumstances. They differ from fundamental investment policies in that the following additional investment restrictions may be changed or amended by action of the Trustees without requiring prior notice to or approval of shareholders.

          (a) As an operating policy, the Fund may not sell securities short, except for covered short sales or unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in options, futures and forward contracts are deemed not to constitute short sales of securities.

          (b) As an operating policy, the Fund may not purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute the purchase of securities on margin.

          (c) As an operating policy, the Fund may not invest in securities which are not readily marketable, or the disposition of which is restricted under federal securities laws (collectively, "illiquid securities"), other than Rule 144A securities determined to be liquid pursuant to guidelines adopted by the Trust's Board of Trustees if, as a result, more than 15% of the Fund's net assets would be invested in illiquid securities. The Fund may not invest more than 15% of its net assets in repurchase agreements providing for settlement in more than seven days, or in other instruments which for regulatory purposes or in the Sub-Adviser's opinion may be deemed to be illiquid, such as a certain portion of options traded in the over-the-counter market, and securities being used to cover options the Fund has written.

          (d) As an operating policy, the Fund may not purchase the securities of other investment companies, except to the extent permitted by the 1940 Act or in connection with a merger, consolidation, acquisition or reorganization.

     "Value" for the purposes of all investment restrictions shall mean the value used in determining a Fund's net asset value.

     If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

                             TRUSTEES AND OFFICERS

     Information pertaining to the Trustees and officers of the Trust is set forth below. Trustees deemed to be "interested persons" of the Trust for purposes of the 1940 Act are indicated by an asterisk.

                                                               PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE        POSITION(S) WITH TRUST              DURING PAST 5 YEARS
---------------------------  ----------------------  --------------------------------------------

Alice T. Kane*               Chairperson and         Executive Vice President, New York Life
51 Madison Avenue            Trustee                 Insurance Company, 1992 to present;
New York, NY  10010                                  General Counsel, 1992 to 1995;
Age:  [49]                                           Corporate Secretary, 1989 to 1994;
                                                     Senior Vice President and General
                                                     Counsel, 1986 to 1992; Director
                                                     and


                                                     Chairperson, MainStay Institutional
                                                     Funds Inc., 1994 to present; Director,
                                                     New York Life Foundation, 1992 to
                                                     1995; Director, New York Life
                                                     International Investment Inc., 1988 to
                                                     present; Director, NYLIFE Inc., 1990 to
                                                     present; Director, Greystone Realty
                                                     Corporation, 1994 to present; Director,
                                                     Monitor Capital Advisors, Inc., 1994 to
                                                     present; Director, NYLCare Health
                                                     Plans, Inc. (formerly Sanus Corp. Health
                                                     Systems), 1984 to present; Director,
                                                     MacKay-Shields Financial Corporation,
                                                     1994 to present; Director, New York
                                                     Life Benefit Services Inc. (pension
                                                     consultant and third party
                                                     administrator), 1994 to present; Director,
                                                     NYLIFE Securities Inc., 1994 to present;
                                                     Director, Eagle Strategies Corp.
                                                     (registered investment adviser), 1994 to
                                                     present; Director, NYLIFE Distributors
                                                     Inc., 1994 to present; Director, NYL
                                                     Management Limited, 1995 to present;
                                                     Director, NYL Trust Company, 1995 to
                                                     present; Director, NYLINK Insurance
                                                     Agency Incorporated, 1996 to present;
                                                     Director, Japan Gamma Asset
                                                     Management Limited, 1995 to present;
                                                     Director, New York Life Worldwide
                                                     Holding, Inc., 1995 to present; Director,
                                                     New York Life and Health Insurance
                                                     Company, 1996 to present; Director,
                                                     MainStay Shareholder Services, Inc.,
                                                     1997 to present; Director, NASD
                                                     Regulation, Inc., 1996 to present; and
                                                     Member, Board of Governors of the
                                                     National Association of Securities
                                                     Dealers, Inc., 1994 to 1996.

Walter W. Ubl*               Trustee                 Senior Vice President, New York Life
51 Madison Avenue                                    Insurance Company, 1995 to present;
New York, NY  10010                                  Vice President, 1984 to 1995; Vice
Age:  [55]                                           President in charge of Mutual Funds
                                                     Department, 1989 to present; Director
                                                     and Vice President, NYLIFE
                                                     Distributors Inc., 1993 to present; and
                                                     Director and Senior Vice President
                                                     NYLIFE Securities Inc., 1996 to present.



                                                            Principal Occupation(s)
Name Address and Age         Position(s) with Trust           During Past 5 Years
--------------------         ----------------------         ----------------------
Stephen Roussin*             President, Chief        Senior Vice President, New York Life
51 Madison Avenue            Executive Officer and   Insurance Company, 1997 to present;
New York, NY  10010          [Trustee]               Senior Vice President, Smith Barney,
Age:  [34]                                           1994 to 1997; Division Sales Manager,
                                                     Prudential Securities, 1989 to 1994;
                                                     Retail Securities Broker, PaineWebber
                                                     Incorporated, 1988 to 1989.


Harry G. Hohn*               Trustee                 Retired Chairman and Chief Executive
51 Madison Avenue                                    Officer, New York Life Insurance
New York, NY  10010                                  Company; Chairman of the Board and
Age  [65]                                            Chief Executive Officer, New York Life
                                                     Insurance Company, 1990 to 1997; Vice
                                                     Chairman of the Board, New York Life
                                                     Insurance Company, 1986 to 1990;
                                                     Director, New York Life Insurance
                                                     Company, 1985 to 1986; Director,
                                                     Million Dollar Roundtable Foundation,
                                                     1996 to present; Director, Insurance
                                                     Marketplace Standards Association, 1996
                                                     to present; Director, Witco Corporation,
                                                     1989 to present; Member, International
                                                     Advisory Board of Credit Commercial de
                                                     France, 1995 to present; and a Life
                                                     Fellow of the American Bar Foundation.


Donald K. Ross*              Trustee                 Retired Chairman and Chief Executive
953 Cherokee Lane                                    Officer, New York Life Insurance
Franklin Lakes, NJ  07417                            Company; Director, New York Life
Age:  [71]                                           Insurance Company, 1978 to 1996;
                                                     President, New York Life Insurance
                                                     Company, 1986 to 1990; Chairman of the
                                                     Board, New York Life Insurance
                                                     Company, 1981 to 1990; Chief Executive
                                                     Officer, New York Life Insurance
                                                     Company, 1981 to 1990; Director,
                                                     MacKay-Shields Financial Corporation,
                                                     1984 to present; and Trustee,
                                                     Consolidated Edison Company of New
                                                     York, Inc., 1976 to present.


Edward J. Hogan              Trustee                 Independent management consultant,
Box 2321                                             1991 to 1995; President, Westinghouse -
Sun Valley, ID  83353                                Airship Industries, Inc. and Managing
Age:  [64]                                           Director, Airship Industries U.K., Ltd.,
                                                     1987 to 1990.



                                                            Principal Occupation(s)
Name Address and Age         Position(s) with Trust           During Past 5 Years
--------------------         ----------------------         ----------------------

Nancy Maginnes               Trustee                 Member, Council of Rockefeller
  Kissinger                                          University, New York, NY, 1991 to
Hendersons Road                                      present; Trustee, Council of Rockefeller
Kent, CT  06757                                      University, 1995 to present; Trustee,
Age:  [63]                                           Animal Medical Center, 1993 to present;
                                                     and Trustee, The Masters School, 1994
                                                     to present.


Terry L. Lierman             Trustee                 President, Capitol Associates, Inc., 1984
426 C Street, N.E.                                   to present; President, Employee Health
Washington, D.C.  20002                              Programs, 1990 to present; Vice
Age:  [49]                                           Chairman, TheraCom Inc., 1994 to
                                                     present; Member, UNICEF National
                                                     Board, 1993 to present; Director,
                                                     Harvard University, Pollin Institute, 1995
                                                     to present; Director, PeacePac, 1994 to
                                                     present; and Commissioner, State of
                                                     Maryland, Higher Education
                                                     Commission, 1995 to present.


John B. McGuckian            Trustee                 Director, Ulster Television plc, 1970 to
Ardverna                                             present; Chairman of the Board, Ulster
Cloughmills, Northern                                Television plc, 1990 to present;
  Ireland                                            Chairman of the Board, Tedcastle
BT4 49NL                                             Holding Ltd. (energy), 1995 to present;
Age:  57                                             Director, Cooneen Textiles Ltd.
                                                     (clothing manufacturer), 1967 to present;
                                                     Director, Allied Irish Banks plc, 1977 to
                                                     present; Director, First Trust Bank, 1991
                                                     to present; Director, Unidare plc
                                                     (engineering), 1986 to present; Director,
                                                     Irish Continental Group plc (ferry
                                                     operations), 1988 to present; Director,
                                                     Harbour Group Ltd. (management
                                                     company), 1980 to present; Chairman,
                                                     Industrial Development Board, 1990 to
                                                     present; and Chairman of Senate and
                                                     Senior Pro-Chancellor, Queen's
                                                     University, 1986 to present.


Donald E. Nickelson          Trustee                 Vice Chairman, Harbour Group
1701 Highway A-1-A                                   Industries, Inc., 1991 to present;
Suite 101                                            Director, PaineWebber Group, 1980 to
Vero Beach, FL  32963                                1993; President, PaineWebber Group,
Age:  [63]                                           1988 to 1990; Chairman of the Board,
                                                     PaineWebber Properties, 1985 to 1989;
                                                     Director, Harbour Group, 1986 to


                                                            Principal Occupation(s)
Name Address and Age         Position(s) with Trust           During Past 5 Years
--------------------         ----------------------         ----------------------

                                                     present; Director, CPA 10 Real Estate
                                                     Inv. Trust, 1990 to present; Director,
                                                     CIP 11 Real Estate Inv. Trust, 1991 to
                                                     present; Chairman of the Board and
                                                     Director, Rapid Rock Industries, Inc.,
                                                     1986 to present; Director and Chairman
                                                     of the Board, Del Industries, 1990 to
                                                     present; Trustee, Jones Foundation (Los
                                                     Angeles), 1978 to present; Director,
                                                     Allied Healthcare Products, Inc., 1992 to
                                                     present; Director, Sugen, Inc., 1992 to
                                                     present; Director and Chairman of the
                                                     Board, Greenfield Industries, Inc., 1993
                                                     to present; Director, DT Industries, 1992
                                                     to present; Chairman of the Board,
                                                     Omniquip International, Inc., 1996 to
                                                     present; and Advisory Panel, Sedgwick
                                                     James of NY, 1996 to present.


Richard S. Trutanic          Trustee                 Managing Director, The Somerset Group
1155 Connecticut Ave.                                (financial advisory firm), 1990 to present;
 N.W., Suite 400                                     Senior Vice President, Washington
Washington, DC 20036                                 National Investment Corporation
Age:  [44]                                           (financial advisory firm), 1985 to 1990;
                                                     Director, Allin Communications
                                                     Corporation, 1996 to present; and
                                                     Director and Member of Executive
                                                     Committee, Southern Net, Inc., 1986 to
                                                     1990.


OFFICERS (OTHER THAN TRUSTEES)


Jefferson C. Boyce           Senior Vice President   Senior Vice President, MainStay
51 Madison Avenue                                    Institutional Funds Inc., 1995 to present;
New York, NY  10010                                  Senior Vice President, New York Life
Age:  [39]                                           Insurance Company, 1994 to present;
                                                     Director, NYLIFE Distributors Inc.,
                                                     1993 to present; and Chief
                                                     Administrative Officer, Pension, Mutual
                                                     Funds, Structured Finance, Corporate
                                                     Quality, Human Resources and
                                                     Employees' Health Departments, New
                                                     York Life Insurance Company, 1992 to
                                                     1994.







                                                            Principal Occupation(s)
Name Address and Age         Position(s) with Trust           During Past 5 Years
--------------------         ----------------------         ----------------------
Anthony W. Polis             Vice President and      Vice President, New York Life Insurance
51 Madison Avenue            Chief Financial         Company, 1988 to present; Director,
New York, NY  10010          Officer                 Vice President and Chief Financial
Age:  [53]                                           Officer, NYLIFE Securities Inc., 1988 to
                                                     present; Vice President and Chief
                                                     Financial Officer, NYLIFE Distributors
                                                     Inc., 1993 to present; Treasurer,
                                                     MainStay Institutional Funds Inc., 1990
                                                     to present; Treasurer, MainStay VP
                                                     Series Fund, Inc., 1993 to present;
                                                     Assistant Treasurer, MainStay VP Series
                                                     Fund, Inc., 1992 to 1993; Vice President
                                                     and Treasurer, Eclipse Financial Asset
                                                     Trust, 1992 to present; Vice President
                                                     and Chief Financial Officer, Eagle
                                                     Strategies Corp. (registered investment
                                                     adviser), 1993 to present.




Richard Zuccaro              Tax Vice President      Vice President, New York Life Insurance
51 Madison Avenue                                    Company, 1995 to present; Vice
New York, NY  10010                                  President -- Tax, New York Life
Age:  [46]                                           Insurance Company, 1986 to 1995; Tax
                                                     Vice President, NYLIFE Securities Inc.,
                                                     1987 to present; Tax Vice President,
                                                     NAFCO, Inc., 1990 to present; Tax Vice
                                                     President, NYLIFE Depositary Inc., 1990
                                                     to present; Tax Vice President, NYLIFE
                                                     Inc., 1990 to present; Tax Vice President,
                                                     NYLIFE Insurance Company of
                                                     Arizona, 1990 to present; Tax Vice
                                                     President, NYLIFE Realty Inc., 1991 to
                                                     present; Tax Vice President, NYLICO
                                                     Inc., 1991 to present; Tax Vice President,
                                                     New York Life Fund Inc., 1991 to
                                                     present; Tax Vice President, New York
                                                     Life International Investment, Inc., 1991
                                                     to present; Tax Vice President, NYLIFE
                                                     Equity Inc., 1991 to present; Tax Vice
                                                     President, NYLIFE Funding Inc., 1991
                                                     to present; Tax Vice President, NYLCO
                                                     Inc., 1991 to present; Tax Vice President,
                                                     MainStay VP Series Fund, Inc., 1991 to
                                                     present; Tax Vice President, CNP Realty,
                                                     1991 to present; Tax Vice President,
                                                     New York Life Worldwide Holding Inc.,
                                                     1992 to present; Tax Vice President,
                                                     NYLIFE Structured Asset Management


                                                            Principal Occupation(s)
Name Address and Age         Position(s) with Trust           During Past 5 Years
--------------------         ----------------------         ----------------------

                                                     Co. Ltd., 1992 to present; Tax Vice
                                                     President, MainStay Institutional Funds
                                                     Inc., 1992 to present; Tax Vice President,
                                                     NYLIFE Distributors Inc., 1993 to
                                                     present; Vice President & Assistant
                                                     Controller, New York Life Insurance
                                                     and Annuity Corp., 1995 to present, and
                                                     Assistant Controller, 1991 to present;
                                                     Vice President, NYLCARE Health
                                                     Plans, Inc., 1995 to present; Vice
                                                     President - Tax, New York Life and
                                                     Health Insurance Co., 1996 to present;
                                                     and Tax Vice President, NYL Trust
                                                     Company, 1996 to present.




A. Thomas Smith III          Secretary               Vice President and Associate General
51 Madison Avenue                                    Counsel, New York Life Insurance
New York, NY  10010                                  Company, 1997 to present; Associate
Age:  [39]                                           General Counsel, New York Life
                                                     Insurance Company, 1996 to 1997;
                                                     Assistant General Counsel, New York
                                                     Life Insurance Company, 1994 to 1996;
                                                     Secretary, MainStay Institutional Funds
                                                     Inc., MainStay VP Series Fund, Inc.,
                                                     New York Life Fund Inc., and Eclipse
                                                     Financial Asset Trust, 1994 to present;
                                                     Secretary, Eagle Strategies Corp.
                                                     (registered investment adviser), 1996 to
                                                     present; and Assistant General Counsel,
                                                     Dreyfus Corporation, 1991 to 1993.


    As indicated in the above table, certain Trustees and officers also hold positions with MainStay Management, Inc., MacKay-Shields, New York Life Insurance Company, NYLIFE Securities Inc. and/or NYLIFE Distributors Inc.

    The Independent Trustees of the Trust receive from the Trust an annual retainer of $40,000 and a fee of $1,000 for each Board of Trustees meeting and for each Board committee meeting attended and are reimbursed for all out-of-pocket expenses related to attendance at such meetings. Trustees who are affiliated with New York Life Insurance Company do not receive compensation from the Trust.

    For the fiscal year ended December 31, 1996, the Trustees received the following compensation from the Trust and from certain other investment companies (as indicated) that have the same manager or sub-advisers as the Trust or an investment adviser that is an affiliated person of one of the Trust's manager:

                                        Total Compensation
                          Aggregate     From Registrant
Name of                  Compensation   and Fund Complex
Trustee                 from the Trust  Paid to Trustees
----------------------  --------------  ----------------

Edward J. Hogan*              $0                $0
Nancy M. Kissinger            $46,000           $46,000
Terry L. Lierman              $45,000           $45,000
John B. McGuckian**           $0                $0
Donald E. Nickelson           $45,000           $45,000
Richard S. Trutanic           $44,000           $44,000
Ralph A. Pfeiffer***          $33,000           $33,000

* Mr. Hogan was elected to his position as Trustee of the Trust on October 28, 1996.
** Mr. McGuckian was elected to his position as Trustee of the Trust on July 28, 1997.
***  Mr. Pfeiffer passed away on September 13, 1996.


     [As of September 30, 1997, the Trustees and officers of the Trust as a group owned less than 1% of the outstanding shares of any class of beneficial interest of the Funds.]

                THE MANAGER, THE SUB-ADVISER AND THE DISTRIBUTOR

MANAGEMENT AGREEMENT

     Pursuant to the Management Agreement for the Fund dated ________________, 1997, MainStay Management, Inc. (the "Manager"), subject to the supervision of the Trustees of the Trust and in conformity with the stated policies of the Fund, administers the Fund's business affairs and has investment advisory responsibilities.

     On _______________, 1997, the sole initial shareholder of the Fund approved the Management Agreement. The Management Agreement will remain in effect for two years following its effective date, and will continue in effect thereafter only if such continuance is specifically approved at least annually by the Trustees or by vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act and in a rule under the Act) and, in either case, by a majority of the Trustees who are not "interested persons" of the Trust or the Manager (as the term is defined in the 1940 Act).

     The Manager has authorized any of its directors, officers and employees who have been elected or appointed as Trustees or officers of the Trust to serve in the capacities in which they have been elected or appointed.

     The Management Agreement provides that the Manager shall not be liable to the Fund for any error of judgment by the Manager or for any loss sustained by the Fund except in the case of the Manager's willful misfeasance, bad faith, gross negligence or reckless disregard of duty. The Management Agreement also provides that it shall terminate automatically if assigned and that it may be terminated without penalty by either party upon no more than 60 days' nor less than 30 days' written notice.

     In connection with its administration of the business affairs of the Fund, and except as indicated in the Prospectus under the heading "Manager, Sub-Adviser and Distributor," the Manager bears the following expenses:

     (a) the salaries and expenses of all personnel of the Trust and the Manager, except the fees and expenses of Trustees not affiliated with the Manager or the Sub-Adviser; and

     (b) all expenses incurred by the Manager in connection with administering the ordinary course of the Fund's business, other than those assumed by the Trust.

SUB-ADVISORY AGREEMENT

     Pursuant to a Sub-Advisory Agreement between the Manager and MacKay-Shields Financial Corporation ("MacKay-Shields" or the "Sub-Adviser"), MacKay-Shields, subject to the supervision of the Trustees of the Trust and the Manager and in conformity with the stated policies of the Fund and the Trust, manages the Fund's portfolio, including the purchase, retention, disposition and loan of securities.

     On __________, 1997, the sole initial shareholder of the Fund approved the Sub-Advisory Agreement with MacKay-Shields. The Sub-Advisory Agreement will remain in effect for two years following its effective date, and will continue in effect thereafter only if such continuance is specifically approved at least annually by the Trustees or by vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act and in a rule under the Act) and, in either case, by a majority of the Trustees who are not "interested persons" of the

Trust, the Manager or MacKay-Shields (as the term is defined in the 1940 Act).

     The Sub-Adviser has authorized any of its directors, officers and employees who have been elected or appointed as Trustees or officers of the Trust to serve in the capacities in which they have been elected or appointed. In connection with the services it renders, the Sub-Adviser bears the salaries and expenses of all of its personnel.

     The Sub-Advisory Agreement provides that MacKay-Shields shall not be liable for any error of judgment by MacKay-Shields or for any loss suffered by the Fund except in the case of MacKay-Shields' willful misfeasance, bad faith, gross negligence or reckless disregard of duty. The Agreement also provides that it shall terminate automatically if assigned and that it may be terminated without penalty by either party upon no more than 60 days' nor less than 30 days' written notice.

DISTRIBUTION AGREEMENT

     NYLIFE Distributors also acts as the Principal Underwriter and Distributor of the Fund's shares pursuant to the Distribution Agreement with the Trust dated January 1, 1994. NYLIFE Securities Inc., an affiliated company, sells shares of the Fund pursuant to a dealer agreement with the Distributor. The Distributor and other broker-dealers will pay commissions to salesmen as well as the cost of printing and mailing prospectuses to potential investors and of any advertising incurred by them in connection with their distribution of Fund shares. In addition, the Distributor will pay for a variety of account maintenance and personal services to shareholders after the sale.

     The Distribution Agreement for the Fund was approved by the Trustees, including a majority of the Trustees who are not "interested persons" (as the term is defined in the 1940 Act) of the Trust nor have any direct or indirect financial interest in the operation of the distribution plan or in any related agreement (the "Independent Trustees") at a meeting held on July 28, 1997.

     As disclosed in the Prospectus, the Fund has adopted separate plans of distribution pursuant to Rule 12b-1 under the 1940 Act for each class of shares of the Fund (the "Class A Plans", the "Class B Plans" and, collectively, the "Plans"). Under the Class A Plans, Class A shares of the Fund pay the Distributor a monthly fee at the annual rate of 0.25% of the average daily net assets of the Fund's Class A shares for distribution or service activities, as designated by the Distributor. The Class A Plan for the Fund was approved by the sole initial shareholder of the Class A of shares of the Fund on _____________, 1997.

     The Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of such Plan (the "Independent Trustees"), by vote cast in person at a meeting called for the purpose of voting on such Plan, initially approved the Class A Plan on July 28, 1997.

     As noted above, the Class B shares of the Fund also have adopted a 12b-1 distribution plan. The Class B Plan for the Fund was approved on _____________, 1997 by the sole initial shareholder of the Class B shares of the Fund. The Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of such plan of distribution, by vote cast in person at meetings called for the purpose of voting on such Plans, initially approved the Class B Plan of the Fund on July 28, 1997.

     Under the Class B plan, the Fund's Class B shares pay a monthly distribution fee to the Distributor at the annual rate of 0.75% of the average daily net assets attributable to the Fund's Class B shares. Pursuant to the Class B Plan, the Class B shares of the Fund also pay a service fee to the Distributor at the annual rate of 0.25% of the average daily net assets of the Fund's Class B shares.

     Once approved by a vote of a majority of the outstanding voting securities of a class of shares of the Fund, the Plan shall continue in effect thereafter, provided such continuance is approved annually by a vote of the Trustees in the manner described above. No Plan may be amended to increase materially the amount to be spent for the services described therein without approval of the shareholders of the affected class of shares of the Fund, and all material amendments of each Plan must also be approved by the Trustees in the manner described above. Each Plan may be terminated at any time, without payment of any penalty, by vote of a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operations of the Plan, or by a vote of a majority of the outstanding voting securities of the affected Fund (as defined in the 1940 Act) on not more than 30 days' written notice to any other party to the Plan. So long as any Plan is in effect, the selection and nomination of Trustees who are not such interested persons has been committed to those Trustees who are not such interested persons. The Trustees have determined that, in their judgment, there is a reasonable likelihood that each Plan will benefit the respective Fund and its shareholders. Pursuant to both the Class A and Class B Plans, the Distributor shall provide the Trust for review by the Trustees, and the Trustees shall review at least quarterly, a written report of the amounts expended under each Plan and the purpose for which such expenditures were made. In the Trustees' quarterly review of each Plan, they will consider its continued appropriateness and the level of compensation provided therein.

     Pursuant to a rule of the National Association of Securities Dealers, Inc., the amount which the Fund may pay for distribution expenses, excluding service fees, is limited to 6.25% of the gross sales of the Fund's shares since inception of the Fund's Plan, plus interest at the prime rate plus 1% per annum (less any contingent deferred sales charges paid by shareholders to the Distributor or distribution fee (other than service fees) paid by the Funds to the Distributor).

OTHER SERVICES

     Pursuant to an Accounting Agreement with the Trust dated January 1, 1994, the Manager performs certain bookkeeping and pricing services for the Fund.

     In addition, the Fund may reimburse NYLIFE Securities and [NYLIFE Distributors] for the cost of certain correspondence to shareholders and establishing shareholder accounts.

EXPENSES BORNE BY THE TRUST

     Except for the expenses to be paid by the Manager as described in the Prospectus, the Trust, on behalf of the Fund, is responsible under its Management Agreement for the payment of expenses related to the Fund's operations, including (i) the fees payable to the Manager, (ii) the fees and expenses of Trustees who are not affiliated with the Manager or the Sub-Adviser,
(iii) certain fees and expenses of the Custodian and Transfer Agent, including the cost of pricing the Fund's shares, (iv) the charges and expenses of the Trust's legal counsel and independent accountants, (v) brokers' commissions and any issue or transfer taxes chargeable to the Trust, on behalf of the Fund, in connection with its securities transactions, (vi) the fees of any trade association of which the Fund or the Trust is a member, (vii) the cost of share certificates representing shares of the Fund, (viii) reimbursement of a portion of the organization expenses of the Fund and the fees and expenses involved in registering and maintaining registration of the Trust and of its shares with the SEC and the states registering the Trust as a broker or dealer, including the preparation and printing of the Trust's registration statements and prospectuses for such purposes, (ix) allocable communications expenses with respect to investor services and all expenses of shareholders' and Trustees' meetings and preparing, printing and mailing prospectuses and reports to shareholders, (x) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business, (xi) any expenses assumed by the Fund pursuant to its plan of distribution, and (xii) all taxes and business fees payable by the Fund to federal, state or other governmental agencies. Fees and expenses of legal counsel, registering shares, holding meetings and communicating with shareholders include an allocable portion of the cost of maintaining an internal legal and compliance department.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

     Purchases and sales of securities on a securities exchange are effected by brokers, and the Fund pays a brokerage commission for this service. In transactions on stock exchanges in the United States, these commissions are negotiated, whereas on many foreign stock exchanges these commissions are fixed. In the over-the-counter markets, securities (i.e., Municipal Bonds and other debt securities) are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. Transactions in certain over-the-counter securities also may be effected on an agency basis, when the total price paid (including commission) is equal to or better than the best total prices available from other sources. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.

     Newly issued securities normally are purchased directly from the issuer or from an underwriter acting as principal. Other purchases and sales usually are placed with those dealers from which it appears that the best price or execution will be obtained; those dealers may be acting as either agents or principals. The purchase price paid by the Fund to underwriters of newly issued securities usually includes a concession paid by the issuer to the underwriter, and purchases of after-market securities from dealers normally are executed at a price between the bid and asked prices.

     The primary consideration in placing portfolio security transactions with broker-dealers for execution is to obtain and maintain the availability of execution at the most favorable prices and in the most effective manner possible. The Adviser attempts to achieve this result by selecting broker-dealers to execute portfolio transactions on behalf of the Fund and its other clients on the basis of the broker-dealers' professional capability, the value and quality of their brokerage services and the level of their brokerage commissions. Consistent with the foregoing primary considerations, the Rules of Fair Practice of the NASD and such other policies as the Trustees may determine, the Adviser may consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute the Fund's portfolio transactions.

     NYLIFE Securities (the "Affiliated Broker") may act as broker for the Trust. In order for the Affiliated Broker to effect any portfolio transactions for the Trust, the commissions, fees or other remuneration received by the Affiliated Broker must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow the Affiliated Broker to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arms-length transaction. The Trust will not deal with the Affiliated Broker in any portfolio transaction in which the Affiliated Broker acts as principal.

     Under the Sub-Advisory Agreement and as permitted by Section 28(e) of the Securities Exchange Act of 1934 (the "1934 Act"), the Sub-Adviser may cause the Fund to pay a broker-dealer (except the Affiliated Broker) which provides brokerage and research services to the Sub-Adviser an amount of commission for effecting a securities transaction for the Fund in excess of the amount other broker-dealers would have charged for the transaction if the Sub-Adviser determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either a particular transaction or the Sub-Adviser's overall responsibilities to the Fund or to its other clients. The term "brokerage and research services" includes advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or of purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto such as clearance and settlement.

     Although commissions paid on every transaction will, in the judgment of the Sub-Adviser, be reasonable in relation to the value of the brokerage services provided, commissions exceeding those which another broker might charge may be paid to broker-dealers (except the Affiliated Broker) who were selected to execute transactions on behalf of the Fund and the Sub-Adviser's other clients in part for providing advice as to the availability of securities or of purchasers or sellers of securities and services in effecting securities transactions and performing functions incidental thereto such as clearance and settlement.

     Broker-dealers may be willing to furnish statistical, research and other factual information or services ("Research") to the Sub-Adviser for no consideration other than brokerage or underwriting commissions. Securities may be bought or sold through such broker-dealers, but at present, unless otherwise directed by the Fund, a commission higher than one charged elsewhere will not be paid to such a firm solely because it provided Research to the Sub-Adviser. Research provided by brokers is used for the benefit of all of the Sub-Adviser's clients and not solely or necessarily for the benefit of the Fund. The Sub-Adviser's investment management personnel attempt to evaluate the quality of Research provided by brokers. Results of this effort are sometimes used by the Sub-Adviser as a consideration in the selection of brokers to execute portfolio transactions.

     In certain instances there may be securities which are suitable for the Fund's portfolio as well as for that of another MainStay fund or one or more of the other clients of the Sub-Adviser. Investment decisions for the Fund and for the Sub-Adviser's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client.
When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security in a particular transaction as far as the Fund is concerned. The Trust believes that over time its ability to participate in volume transactions will produce better executions for the Fund.

     The investment advisory fee that the Trust pays on behalf of the Fund to the Sub-Adviser will not be reduced as a consequence of the Adviser's receipt of brokerage and research services. To the extent the Fund's portfolio transactions are used to obtain such services, the brokerage commissions paid by the Fund will exceed those that might otherwise be paid, by an amount which cannot be presently determined. Such services would be useful and of value to the Sub-Adviser in serving both the Fund and other clients and, conversely, such services obtained by the placement of brokerage business of other clients would be useful to the Sub-Adviser in carrying out their obligations to the Fund.

     Investors may, subject to the approval of the Trust, NYLIFE Distributors and the Sub-Adviser, purchase shares of the Fund with liquid securities that are eligible for purchase by the Fund and that have a value that is readily ascertainable. These transactions will be effected only if the Adviser intends to retain the security in the Fund as an investment. The Trust reserves the right to amend or terminate this practice at any time.

                                NET ASSET VALUE

     The net asset value per share of the Fund is determined by the Trust daily as of the close of regular trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time) on each day when the New York Stock Exchange is open for trading.

     Portfolio securities of the Fund are valued (a) by appraising common and preferred stocks which are traded on the New York Stock Exchange at the last sale price on that Exchange on the day as of which assets are valued or, if no sale occurs, at the mean between the closing bid price and asked price, (b) by appraising other common and preferred stocks as nearly as possible in the manner described in clause (a) if traded on any other exchange, including the National Association of Securities Dealers National Market System and foreign securities exchanges, (c) by appraising over-the-counter common and preferred stocks quoted on the National Association of Securities Dealers NASDAQ system (but not listed on the National Market System) at the closing bid price supplied through such system, (d) by appraising over-the-counter common and preferred stocks not quoted on the NASDAQ system and securities listed or traded on certain foreign exchanges whose operations are similar to the U.S over-the-counter market at prices supplied by a pricing agent selected by the Sub-Adviser if those prices are deemed by the Sub-Adviser to be representative of market values at the first close of business of the New York Stock Exchange, (e) by appraising debt securities at prices supplied by a pricing agent selected by the Sub-Adviser, which prices reflect broker-dealer-supplied valuations and electronic data processing techniques if those prices are deemed by the Sub-Adviser to be representative of market values at the first close of business of the New York Stock Exchange, (f) by appraising exchange-traded options and futures contracts at the last posted settlement price on the market where any such option or futures contract is principally traded and (g) by appraising all other securities and other assets, including over-the-counter common and preferred stocks not quoted on the NASDAQ system, securities listed or traded on certain foreign exchanges whose operations are similar to the U.S. over-the-counter market and debt securities for which prices are supplied by a pricing agent but are not deemed by the Sub-Adviser to be representative of market values, but excluding money market instruments with a remaining maturity of 60 days or less and including restricted securities and securities for which no market quotation is available, at fair value in accordance with procedures approved by and determined in good faith by the Trustees, although the actual calculation may be done by others. Money market instruments held by the Fund with a remaining maturity of 60 days or less will be valued by the amortized cost method unless such method does not represent fair value. Forward foreign currency exchange contracts held by the Fund are valued at their respective fair market values determined on the basis of the mean between the last current bid and asked prices based on dealer or exchange quotations.

     Portfolio securities traded on more than one U.S. national securities exchange or foreign securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. The value of all assets and liabilities expressed in foreign currencies will be converted into U.S. dollar values at the mean between the buying and selling rates of such currencies against U.S. dollars last quoted by any major bank or broker-dealer. If such quotations are not available, the rate of exchange will be determined in accordance with policies established by the Trustees. The Fund recognizes dividend income and other distributions on the ex-dividend date, except that certain dividends from foreign securities are recog nized as soon as the Fund is informed after the ex-dividend date.

     Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the New York Stock
                                  ---
Exchange is open for trading). In addition, European or Far Eastern securities trading generally in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days which are not business days in New York and on which the Fund's net asset value is not calculated. Such calculation of net asset value does not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation.

     Events affecting the values of portfolio securities that oc cur between the time their prices are determined and the close of the New York Stock Exchange will not be reflected in the Fund's calculation of net asset values unless the Adviser deems that the particular event would materially affect net asset value, in which case an adjustment will be made.

     The proceeds received by the Fund for each issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to the Fund and constitute the underlying assets of the Fund. The underlying assets of the Fund will be segregated on the books of account, and will be charged with the liabilities in respect to the Fund and with a share of the general liabilities of the Trust. Expenses with respect to the Fund and another MainStay Fund will be allocated in proportion to the net asset values of the respective Fund except where allocations of direct expenses can otherwise be fairly made.

     To the extent that any newly organized fund or class of shares receives, on or before December 31, any seed capital, the net asset value of such fund(s) or class(es) will be calculated as of December 31.

                         SHAREHOLDER INVESTMENT ACCOUNT

     A Shareholder Investment Account is established for each investor in the Fund, under which a record of the shares of the Fund held is maintained by the Transfer Agent. If a share certificate is desired, it must be requested in writing for each transaction. There is no charge to the investor for issuance of a certificate. Whenever a transaction takes place in the Fund, the shareholder will be mailed a confirmation showing the transaction. Shareholders will be sent a quarterly statement showing the status of the Account. In addition, shareholders will be sent a monthly statement for each month in which a transaction occurs.

                          SHAREHOLDER SERVICING AGENT

     The Glass-Steagall Act prohibits national banks from engaging in the business of underwriting, selling or distributing securities. There is currently no precedent prohibiting banks from performing shareholder servicing and recordkeeping functions. Changes in federal or state statutes and regulations pertaining to the permissible activities of banks and their affiliates or subsidiaries, as well as further judicial or administrative decisions or interpretations of those provisions, could prevent a bank from continuing to perform all or a part of such services. If a bank were prohibited from so acting, the Trustees would consider what actions, if any, would be necessary to continue to provide efficient and effective shareholder services. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

                           PURCHASES AND REDEMPTIONS

LETTER OF INTENT ("LOI")

     The LOI is a non-binding obligation on the Qualified Purchaser to purchase the full amount indicated; however, on the initial purchase, if required (or, on subsequent purchases if necessary), 5% of the dollar amount specified in the LOI will be held in escrow by the Transfer Agent in shares registered in the shareholder's name in order to assure payment of the proper sales charge. If total purchases pursuant to the LOI (less any dispositions and exclusive of any distribution on such shares automatically reinvested) are less than the amount specified, the investor will be requested to remit to the Distributor an amount equal to the difference between the sales charge paid and the sales charge applicable to the aggregate purchases actually made. If not remitted within 20 days after written request, an appropriate number of escrowed shares will be redeemed in order to realize the difference.

SUSPENSION OF REDEMPTIONS

     The Trust may suspend the right of redemption of shares of the Fund and may postpone payment for any period: (i) during which the New York Stock Exchange is closed other than customary weekend and holiday closings or during which trading on the New York Stock Exchange is restricted; (ii) when the SEC determines that a state of emergency exists which may make payment or transfer not reasonably practicable; (iii) as the SEC may by order permit for the protection of the security holders of the Trust; or (iv) at any other time when the Trust may, under applicable laws and regulations, suspend payment on the redemption or repurchase of its shares.

                                 TAX-DEFERRED RETIREMENT PLANS

CASH OR DEFERRED PROFIT SHARING PLANS UNDER SECTION 401(K) FOR CORPORATIONS AND SELF-EMPLOYED INDIVIDUALS

          Shares of the Fund may also be purchased as an investment under a specimen cash or deferred profit sharing plan intended to qualify under Section 401(k) of the Code (a "401(k) Plan") adopted by a corporation, a self-employed individual (including sole proprietors and partnerships), or other organization. The Fund may be used as funding vehicles for qualified retirement plans including 401(k) plans, which may be administered by third-party administrator organizations. NYLIFE Distributors does not sponsor or administer such qualified plans at this time.

INDIVIDUAL RETIREMENT ACCOUNT ("IRA")

                                 Shares of the Fund may also be purchased as an
underlying investment for an IRA made available by NYLIFE Distributors.

          An individual may contribute as much as $2,000 of his or her earned income to an IRA. A married individual filing a joint return may also contribute to an IRA for a nonworking spouse. For tax years beginning after 1996, the maximum deduction allowed for a contribution to a spousal IRA is the lesser of (1) $2,000 or (ii) the sum of (a) the compensation includible in the working spouse's gross income plus (b) any compensation includible in the gross income of the nonworking spouse, reduced by the amount of the deduction taken by the working spouse. The maximum deduction for a IRA contribution by a married couple is $4,000.

          An individual who has not attained age 70-1/2 may make an IRA contribution which is deductible for federal income tax purposes only if (i) neither the individual nor his or her spouse (unless filing separate returns and living apart at all times during the taxable year) is an active participant in an employer's retirement plan, or (ii) the individual (and his or her spouse, if applicable) has an adjusted gross income below a certain level ($40,000 for married individuals filing a joint return, with a phase-out of the deduction for adjusted gross income between $40,000 and $50,000; $25,000 for a single individual, with a phase-out for adjusted gross income between $25,000 and $35,000). However, an individual not permitted to make a deductible contribution to an IRA may nonetheless make nondeductible contributions up to the maximum contribution limit for that year. The deductibility of IRA contributions under state law varies from state to state.

          Distributions from IRAs (to the extent they are not treated as a tax-free return of nondeductible contributions) are taxable under federal income tax laws as ordinary income. There are special rules for determining how withdrawals are to be taxed if an IRA contains both deductible and nondeductible amounts. In general, all IRAs are aggregated and treated as one IRA, all withdrawals are treated as one withdrawal, and then a proportionate amount of the withdrawal will be deemed to be made from nondeductible contributions; amounts treated as a return of nondeductible contributions will not be taxable. Certain early withdrawals are subject to an additional excise tax. There are also special rules governing when IRA distributions must begin and the minimum amount of such distributions; failure to comply with these rules can result in the imposition of an excise tax.

          All income and capital gains deriving from IRA investments in the Fund are reinvested and compound tax-deferred until distributed from the IRA. The combination of annual contributions which may be deductible and tax-deferred compounding can lead to substantial retirement savings.

403(b)(7) TAX SHELTERED ACCOUNT

          Shares of the Fund may also be purchased as the underlying investment for tax sheltered custodial accounts made available by NYLIFE Distributors. In general, employees of tax-exempt organizations described in Section 501(c)(3) of the Code (such as hospitals, churches, religious, scientific, or literary organizations and educational institutions) or a public school system are eligible to participate in a 403(b) plan.

GENERAL INFORMATION

          Shares of the Fund may also be a permitted investment under profit sharing, pension, and other retirement plans, IRAs, and tax-deferred annuities other than those offered by the Fund depending on the provisions of the relevant plan. Third-party administrative services, available for some corporate plans, may limit or delay the processing of transactions.

          The custodial agreements and forms provided by the Fund's Custodian and Transfer Agent designate State Street Bank and Trust Company as custodian for IRAs and 403(b) plans (unless another trustee or custodian is designated by the individual or group establishing the plan) and contain specific information about the plans. Each plan provides that dividends and distributions will be reinvested automatically. For further details with respect to any plan, including fees charged by State Street Bank and Trust Company, tax consequences and redemption information, see the specific documents for that plan.

          The federal tax laws applicable to retirement plans, IRAs and 403(b) plans are extremely complex and change from time to time. Therefore, an investor should consult with his or her own professional tax adviser before establishing any of the tax-deferred retirement plans described above.

                     CALCULATION OF PERFORMANCE QUOTATIONS

          From time to time the Fund may publish its yield and/or average annual total return in advertisements and communications to shareholders. Total return and yield are computed separately for Class A and Class B shares. The average annual total return of the Fund is determined for a particular period by calculating the actual dollar amount of the investment return on a $1,000 investment in the Fund made at the maximum public offering price at the beginning of the period, and then calculating the annual compounded rate of return which would produce that amount. Total return for a period of one year is equal to the actual return of the Fund during that period. This calculation assumes a complete redemption of the investment and the deduction of the maximum contingent deferred sales charge at the end of the period in the case of Class B shares. In the case of Class A shares, the calculation assumes the maximum sales charge is deducted from the initial $1,000 purchase order. It also assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period.

          In considering any average annual total return quotation, investors should remember that the maximum initial sales charge reflected in each quotation for Class A shares is a one-time fee which will have its greatest impact during the early stages of an investor's investment in the Fund. The actual performance of your investment will be affected less by this charge the longer you retain your investment in the Fund.

                                 Quotations of the Fund's average annual total
return will be calculated according to the following SEC formula:

     P(1+T)to the nth power=  ERV

where:

     P =  a hypothetical initial payment of $1,000
     T =   average annual total return
     n =   number of years

    ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10-year periods at the end of the 1, 5, or 10-year periods (or fractional portion thereof)

     The Fund may quote total rates of return in addition to its average annual total return. Such quotations are computed in the same manner as the average annual compounded rate, except that such quotations will be based on the Fund's actual return for a specified period as opposed to its average return over 1, 5, and 10-year periods. In considering any total rate of return quotation, investors should remember that the maximum initial sales charge reflected in each quotation for Class A shares is a one-time fee which will have its greatest impact during the early stages of an investor's investment in the Fund. The actual performance of your investment will be affected less by this charge the longer you retain your investment in the Fund.

     The performance data that may be quoted represents historical performance and the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     The yield of the Fund is computed by dividing its net investment income (determined in accordance with the following SEC formula) earned during a recent 30-day period by the product of the average daily number of shares outstanding and entitled to receive dividends during the period and the maximum offering price per share on the last day of the period. The results are compounded on a bond equivalent (semiannual) basis and then they are annualized. Yield will be calculated using the following SEC formula:

     Yield = 2[(a-b +1)to the 6th power -1]
                ---
                cd

where:

     a =  interest earned during the period
     b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends
     d =  the maximum offering price per share on the last day of the period


     This yield figure does not reflect the deduction of any contingent deferred sales charges which are imposed upon certain redemptions at the rates set forth under "Redemptions and Repurchases" in the Prospectus.

     The Fund may also include its current dividend rate in its prospectus, in supplemental sales literature, or in communications to shareholders. The current dividend rate of the Fund for a particular period is calculated by annualizing total distributions per share from net investment income (including equalization credits, excluding realized short-term capital gains and premiums from writing options) during this period and dividing this amount by the maximum offering price per share on the last day of the period. The current dividend rate does not reflect all components of the Fund's performance including (i) realized and unrealized capital gains and losses, which are reflected in calculations of the Fund's total return, or (ii) the amortized discount and premium on debt obligations in income using the current market value of the obligations, as is currently required for yield calculations. In addition, the current dividend rate does not take into account the imposition of any contingent deferred sales charge on the redemption of Fund shares. Any performance figure which does not take into account the contingent deferred sales charge would be reduced to the extent such charge is imposed upon a redemption.

     Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's yield, current dividend rate, total return or tax-equivalent yield of any prior period should not be considered as a representation of what an investment may earn or what an investor's yield, current dividend rate, total return or tax-equivalent yield may be in any future period.

     In addition, advertising for the Fund may indicate that investors may consider diversifying their investment portfolios in order to seek protection of the value of their assets against inflation. From time to time, advertising materials for the Fund may refer to or discuss current or past business, political, economic or financial conditions, including events as they relate to those conditions, such as any U.S. monetary or fiscal policies and the current rate of inflation. In addition, from time to time, advertising materials for the Fund may include information concerning retirement and investing for retirement and may refer to the approximate number of then-current Fund shareholders, shareholder accounts and Fund assets.

     From time to time, advertising and sales literature for the Fund may discuss the investment philosophy, personnel and assets under management of the Fund's investment adviser, and other pertinent facts relating to the management of the Fund by the adviser.

     From time to time the Fund may publish an indication of its past performance as measured by independent sources such as Lipper Analytical Services, Incorporated, Weisenberger Investment Companies Service, Donoghue's Money Fund Report, Spot Market Prices, Barron's, BusinessWeek, Kiplinger's
                                       --------  ------------  -----------
Personal Finance, Financial World, Forbes, Money, Morningstar, Personal
----------------  ---------------  ------  -----  -----------  --------
Investor, Sylvia Porter's Personal Finance, and The Wall Street Journal.
--------  --------------------------------      -----------------------

     In addition, performance information for the Fund may be compared, in advertisements, sales literature, and reports to shareholders, to: (i) unmanaged indexes, such as the Standard & Poor's 500 Composite Stock Price Index, the Salomon Brothers Broad Investment Grade Bond Index, the Morgan Stanley Capital International indexes; the Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, the Merrill Lynch 1 to 3 Year Treasury Index, the Salomon Brothers World Government Benchmark Bond Index, the Salomon Brothers non-U.S. Dollar World Government Bond Index, the Lehman Brothers Municipal Bond Index and the Lehman Brothers Government Corporate Index; (ii) other groups of mutual funds tracked by Morningstar Inc. or Lipper Analytical Services, widely used independent research firms which rank mutual funds by overall performance, investment objectives and assets, or tracked by other services, companies, publications or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) and other measures of the performance of the economy to assess the real rate of return from an investment in the Fund. Unmanaged indexes may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

     From time to time, advertisements for the Fund may include general information about the services and products offered by The MainStay Funds, MainStay Institutional Funds Inc. and New York Life Insurance Company and its subsidiaries. For example, such advertisements may include statistical information about those entities including, but not limited to, the number of current shareholder accounts, the amount of assets under management, sales information, the distribution channels through which the entities' products are available, marketing efforts and statements about this information by the entities' officers, directors and employees.

                                   TAX STATUS

TAXATION OF THE FUNDS

     The Fund intends to be treated as a regulated investment company ("RIC") under Subchapter M of the Code. Such qualification does not involve supervision of management or investment practices or policies by any governmental agency or bureau.

     As a regulated investment company required under Subchapter M of the Code to distribute at least 90% of its taxable net investment income and net short-term capital gain in excess of net long-term capital losses (and at least 90% of net tax-exempt interest income), the Fund generally will not be subject to federal income or excise tax on any of its net investment income or net realized capital gains which are timely distributed to shareholders. Provided that the Fund qualifies as a regulated investment company, it generally will not be subject to any excise or income taxes in Massachusetts. The Fund's investments, if any, in REMIC residual interests (as explained previously in this SAI) or in Passive Foreign Investment Companies, as explained below, may cause the Fund to become liable for certain taxes. Investors that are tax-exempt organizations should carefully consider whether distributions of the Fund's earnings will be subject to tax in their hands.

CHARACTER OF DISTRIBUTIONS TO SHAREHOLDERS -- GENERAL

     Assuming the Fund qualifies as a RIC, distributions of taxable net investment income and net short-term capital gains in excess of net long-term capital losses will be treated as ordinary income in the hands of shareholders. If a Fund's investment income is derived exclusively from interest rather than dividends, no portion of such distributions will be eligible for the dividends-received deduction available to corporations. If a portion of a Fund's net investment income is derived from dividends from domestic corporations, then a portion of such distributions may be eligible for the corporate dividends-received deduction. The dividends-received deduction is reduced to the extent shares of a Fund are treated as debt-financed under the Code and is eliminated if such shares are deemed to have been held for less than 46 days. In addition, the entire dividend (including the deducted portion) is includable in the corporate shareholder's alternative minimum taxable income. Finally, if such dividends are large enough to constitute "extraordinary dividends" under Section 1059 of the Code, the shareholder's basis in its shares could be reduced by all or a portion of the amount of the dividends that qualifies for the dividends-received deduction.

     Distributions of the excess of net long-term capital gain over net short-term capital loss are taxable to shareholders as long-term capital gain, if such distributions are designated as capital gain dividends, regardless of the length of time the shares of the Fund have been held by such shareholders. Such distributions are not eligible for the corporate dividends-received deduction. Any loss realized upon the redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any capital gain dividends received with respect to such shares during that six-month period. A loss realized upon a redemption of shares of the Fund within 30 days before or after a purchase of shares of the Fund (whether by reinvestment of distributions or otherwise) may be disallowed in whole or in part.

     If any net long-term capital gains in excess of net short-term capital losses are retained by the Fund for reinvestment, requiring federal income taxes to be paid thereon by the Fund, the Fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, such amounts will be taxable as long-term capital gains in the hands of the shareholders. Shareholders will be able to claim their proportionate share of the federal income taxes paid by the Fund on such gains as a credit against their own federal income tax liabilities and will be entitled to increase the adjusted tax basis of Fund shares by the difference between their pro-rata share of such gains and their tax credit.

     Distributions by the Fund result in a reduction in the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution nevertheless would be taxable to the shareholder (except to the extent the distribution is an exempt interest dividend as described below) as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of investment. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those investors purchasing shares just prior to a distribution will then receive a partial return of their investment upon such distribution, which may nevertheless be taxable to them.

     Distributions of taxable net investment income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Any distributions that are not from the Fund's net investment income or net capital gain may be characterized as a return of capital to shareholders or, in some cases, as capital gain. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of such share on the reinvestment date.

DISCOUNT

     Certain of the bonds purchased by the Fund, such as zero coupon bonds, may be treated as bonds that were originally issued at a discount. Original issue discount represents interest for federal income tax purposes and can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Original issue discount, although no cash is actually received by the Fund until the maturity of the bond, is treated for federal income tax purposes as income earned by the Fund over the term of the bond, and therefore is subject to the distribution requirements of the Code. The annual amount of income earned on such a bond by the Fund generally is determined on the basis of a constant yield to maturity which takes into account the semiannual compounding of accrued interest.

     In addition, some of the bonds may be purchased by the Fund at a discount which exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any bond having market discount, generally will be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond (unless the Fund elects to include market discount in income in tax years to which it is attributable). Realized accrued market discount on obligations that pay tax-exempt interest is nonetheless taxable. Generally, market discount accrues on a daily basis for each day the bond is held by the Fund at a constant rate over the time remaining to the bond's maturity. In the case of any debt security having a fixed maturity date of not more than one year from date of issue, the gain realized on disposition will be treated as short-term capital gain.

EXCISE TAX

     The Fund is potentially subject to a 4% nondeductible excise tax on amounts required to be but not distributed under a prescribed formula. The formula generally requires payment to shareholders during a calendar year of distributions representing at least 98% of the Fund's ordinary income for the calendar year and at least 98% of the excess of its capital gains over capital losses realized during the one-year period ending October 31 during such year. The Fund will adjust its distribution policies to minimize any adverse impact from this tax or eliminate its application.

TAXATION OF OPTIONS, FUTURES AND SIMILAR INSTRUMENTS

     Many of the options, futures contracts and forward contracts entered into by the Fund will be classified as "Section 1256 contracts." Generally, gains or losses on Section 1256 contracts are considered 60% long-term and 40% short-term capital gains or losses ("60/40"). Also, certain Section 1256 contracts held by a Fund are "marked-to-market" at the times required pursuant to the Code with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss generally is treated as 60/40 gain or loss, except for foreign currency gain or loss on such contracts, which generally is ordinary in character.

     Gains from hedging transactions generally are taxable so distributions of such gains generally will be taxable to shareholders. Generally, the hedging transactions and certain other transactions in options, futures and forward contracts undertaken by the Fund may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund. In addition, losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules rather than being taken into account in the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences of transactions in options, futures and forward contracts to the Fund are not entirely clear. The hedging transactions in which the Fund engages may increase the amount of short-term capital gain realized by the Fund which is taxed as ordinary income when distributed to shareholders.

     The Fund may make one or more of the elections available under the Code which are applicable to straddles. If the Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections operate to accelerate the recognition of gains or losses from the affected straddle positions.

     Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not engage in such hedging transactions.

     [The 30% limit on gains from the disposition of certain assets held less than three months and] the diversification requirements applicable to the Fund's status as a regulated investment company may limit the extent to which the Fund will be able to engage in transactions in options, futures contracts or forward contracts.

     Rules governing the tax aspects of swap agreements are in a developing stage and are not entirely clear in certain respects. Accordingly, while the Fund intends to account for such transactions in a manner they deem to be appropriate, the IRS might not accept such treatment. If it did not, the status of the Fund as a regulated investment company might be affected. The Fund intends to monitor developments in this area. Certain requirements that must be met under the Code in order for the Fund to qualify as a regulated investment company may limit the extent to which the Fund will be able to engage in swap agreements.

PASSIVE FOREIGN INVESTMENT COMPANIES

     The Fund may invest in shares of foreign corporations which may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. If the Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to Shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares. The Fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

     The Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, the Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another election may be available that would involve marking-to-market the Fund's PFIC shares at the end of each taxable year (and on certain other dates prescribed in the Code), with the result that unrealized gains are treated as though they were realized. If this election were made, tax at the fund level under the PFIC rules would generally be eliminated, but the Fund could, in limited circumstances, incur nondeductible interest charges. Other elections may become available that would affect the tax treatment of PFIC shares held by the Fund. The Fund's intention to qualify annually as a regulated investment company may limit its elections with respect to PFIC shares.

     Because the application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC shares, as well as subject the Fund itself to tax on certain income from PFIC shares, the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to the Fund that did not invest in PFIC shares.

FOREIGN CURRENCY GAINS AND LOSSES

     Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on the disposition of debt securities denominated in a foreign currency and on the disposition of certain options, futures, forward and other contracts, gain or loss attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the Fund's net investment income to be distributed to its shareholders. If Section 988 losses exceed other investment company taxable income (which includes, among other items, dividends, interest and the excess, if any, of net short-term capital gains over net long-term capital losses) during the taxable year, the Fund would not be able to make any ordinary dividend distributions, and distributions made before the losses were realized would be recharacterized as a return of capital to shareholders or, in some cases, as capital gain, rather than as an ordinary dividend.

COMMODITY INVESTMENTS

     A regulated investment company is required under the Code to derive at least 90% of its gross income from certain qualifying sources and to have, at the close of each quarter of the taxable year, at least 50% of the market value of its assets represented by cash, U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer. In addition, not more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies). Qualifying income includes, inter alia,
                                                              ----------
interest, dividends, and gain from the sale of stock or securities, but it does not include gain from the sale of commodities such as gold and other precious metals.

DISPOSITIONS OF FUND SHARES

     Upon redemption, sale or exchange of shares of the Fund, a shareholder will realize a taxable gain or loss, depending on whether the gross proceeds are more or less than the shareholder's tax basis for the shares. Such gain or loss generally will be a capital gain or loss if the shares of the Fund were capital assets in the hands of the shareholder, and generally will be long- or short-term, depending on the length of time the shares of the Fund were held. A loss realized by a shareholder on the redemption, sale or exchange of shares of the Fund with respect to which capital gain dividends have been paid will, to the extent of such capital gain dividends, be treated as long-term capital loss if such shares have been held by the shareholder for six months or less at the time of their disposition. Furthermore, a loss realized by a shareholder on the redemption, sale or exchange of shares of the Fund with respect to which exempt-interest dividends have been paid will, to the extent of such exempt-interest dividends, be disallowed if such shares have been held by the shareholder for six months or less at the time of their disposition. A loss realized on a redemption, sale or exchange also will be disallowed to the extent the shares disposed of are replaced (whether through reinvestment of distributions, or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

     Shareholders should be aware that redeeming shares of the Fund after tax-exempt interest has been accrued by the Fund but before that income has been declared as a dividend may be disadvantageous. This is because the gain, if any, on the redemption will be taxable, even though such gains may be attributable in part to the accrued tax-exempt interest which, if distributed to the shareholder as a dividend rather than as redemption proceeds, might have qualified as an exempt-interest dividend.

     Under certain circumstances, the sales charge incurred in acquiring shares of the Fund may not be taken into account in determining the gain or loss on the disposition of those shares. This rule applies where shares of the Fund are exchanged within 90 days after the date they were purchased and new shares are acquired without a sales charge or at a reduced sales charge. In that case, the gain or loss recognized on the exchange will be determined by excluding from the tax basis of the shares exchanged all or a portion of the sales charge incurred in acquiring those shares. This exclusion applies to the extent that the otherwise applicable sales charge with respect to the newly acquired shares is reduced as a result of having incurred a sales charge initially. The portion of the sales charge affected by this rule will be treated as a sales charge paid for the new shares.

TAX REPORTING REQUIREMENTS

     All distributions, whether received in shares or cash, must be reported by each shareholder on his or her federal income tax return. Shareholders are also required to report tax-exempt interest. Dividends declared and payable to shareholders of record on a specified date in October, November or December, if any, will be deemed to have been received by shareholders on December 31 if paid during January of the following year. Redemptions of shares, including exchanges for shares of another Fund, may result in tax consequences (gain or loss) to the shareholder and generally are also subject to these reporting requirements. Each shareholder should consult his or her own tax adviser to determine the tax status of Fund distributions in his or her own state and locality.

     Under the federal income tax law, the Fund will be required to report to the IRS all distributions of income (other than exempt-interest dividends) and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, all such taxable distributions and proceeds from the redemption or exchange of a Fund's shares may be subject to withholding of federal income tax at the rate of 31% in the case of nonexempt shareholders who fail to furnish the Fund with their taxpayer identification number and with required certifications regarding their status under the federal income tax law or if the IRS or a broker notifies the Fund that the number furnished by the shareholder is incorrect. In addition, both the Fund and the shareholder are potentially subject to a $50 penalty imposed by the IRS if a correct, certified taxpayer identification number is not furnished and used on required information returns. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in shares, will be reduced by the amounts required to be withheld. Backup withholding is not an additional tax and any amounts withheld are creditable against the shareholder's U.S. Federal tax liability. Investors may wish to consult their tax advisers about the applicability of the backup withholding provisions.

FOREIGN TAXES

     Investment income and gains received by the Fund from sources outside the United States may be subject to foreign taxes which were withheld at the source. If the percentage of the Fund's total assets invested in foreign stocks and securities at the close of a taxable year is less than [or equal to] 50%, any foreign tax credits or deductions associated with such foreign taxes will not be available for use by its shareholders. The effective rate of foreign taxes to which the Fund will be subject depends on the specific countries in which the Fund's assets will be invested and the extent of the assets invested in each such country and, therefore, cannot be determined in advance.

     If the percentage of the Fund's total assets invested in foreign stock and securities is greater than 50% at the close of a taxable year, the Fund may qualify for and make the election permitted under Section 853 of the Code so that shareholders will be able to claim a credit or deduction on their federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid by the Fund to foreign countries (which taxes relate primarily to investment income). The U.S. shareholders of the Fund may claim a foreign tax credit or deduction by reason of the Fund's election under Section 853 of the Code, provided that more than 50% of the value of the total assets of the Fund at the close of the taxable year consists of securities of foreign corporations. The foreign tax credit and deduction available to shareholders is subject to certain limitations imposed by the Code. Also, under Section 63 of the Code, no deduction for foreign taxes may be claimed by shareholders who do not itemize deductions on their federal income tax returns, although any such shareholder may claim a credit for foreign taxes and in any event will be treated as having taxable income in respect to the shareholder's pro rata share of foreign taxes paid by the Fund. It should also be noted that a tax-exempt shareholder, like other shareholders, will be required to treat as part of the amounts distributed its pro rata portion of the income taxes paid by the Fund to foreign countries. However, that income will generally be exempt from taxation by virtue of such shareholder's tax-exempt status, and such a shareholder will not be entitled to either a tax credit or a deduction with respect to such income. The foreign tax credit generally may offset only up to 90% of the alternative minimum tax in any given year. Foreign taxes generally are not deductible in computing alternative minimum taxable income.

STATE AND LOCAL TAXES - GENERAL

     The state and local tax treatment of distributions received from the Fund and any special tax considerations associated with foreign investments of the Fund should be examined by shareholders with regard to their own tax situations.

EXPLANATION OF FUND DISTRIBUTIONS

     Each distribution is accompanied by a brief explanation of the form and character of the distribution. In January of each year, the Fund will issue to each shareholder a statement of the federal income tax status of all distributions.

GENERAL INFORMATION

     The foregoing discussion generally relates to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). Each shareholder who is not a U.S. person should consult his or her tax adviser regarding the U.S. and non-U.S. tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable U.S. income tax treaty) on amounts constituting ordinary income to him or her.

     This discussion of the federal income tax treatment of each Fund and its shareholders is based on the federal income tax law in effect as of the date of this SAI.

                        ORGANIZATION AND CAPITALIZATION

GENERAL

     The Fund is a separate series of an open-end investment company, The MainStay Funds (the "Trust"), established under the laws of The Commonwealth of Massachusetts by a Declaration of Trust dated January 9, 1986, as amended. The Fund commenced operations on October __, 1997. The organizational expenses of the Fund will be amortized and deferred over a period not to exceed 60 months. The Declaration of Trust and By-Laws authorize the Trustees to establish additional series or "Funds" as well as additional classes of shares.

VOTING RIGHTS

     Shares entitle their holders to one vote per share; however, separate votes will be taken by the Fund or class on matters affecting the Fund or a particular class of shares issued by the Fund. Shares have noncumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees and, in such event, the holders of the remaining shares voting for the election of Trustees will not be able to elect any person or persons as Trustees. Shares have no preemptive or subscription rights and are transferable.

SHAREHOLDER AND TRUSTEE LIABILITY

     The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. Notice of such disclaimer will normally be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification by the relevant Fund for any loss suffered by a shareholder as a result of an obligation of the Fund. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund would be unable to meet its obligations. The Trustees believe that, in view of the above, the risk of personal liability of shareholders is remote.

     The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

                               OTHER INFORMATION

INDEPENDENT ACCOUNTANTS

     Price Waterhouse LLP, 1177 Avenue of the Americas, New York, New York, 10036, has been selected as independent public accountants of the Trust.

LEGAL COUNSEL

     Dechert Price & Rhoads, 1500 K Street, N.W., Washington, D.C. 20005, passes upon certain legal matters in connection with the shares offered by the Trust, and also acts as counsel to the Trust.

CODE OF ETHICS

     The Trust has adopted a Code of Ethics governing personal trading activities of all Trustees, officers of the Trust and persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by the Trust or obtain information pertaining to such purchase or sale or who have the power to influence the management or policies of the Trust or an Investment Adviser unless such power is the result of their position with the Trust or Investment Adviser. Such persons are generally required to preclear all security transactions with the Trust's Compliance Officer or his designee and to report all transactions on a regular basis. The Trust has developed procedures for administration of the Code.

                              FINANCIAL STATEMENTS

     Unaudited financial statements relating to the Fund will be prepared semi-annually and distributed to shareholders. Audited financial statements will be prepared annually and distributed to shareholders.

                               THE MAINSTAY FUNDS

                           PART C.  OTHER INFORMATION


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

a.  Financial Statements for MainStay Strategic Value Fund:

                                 Not Applicable

b.  Exhibits:

     1.   (a)  Amended and Restated Declaration of Trust dated August 30,
               1991 -- Previously filed as Exhibit 1(a) to Post-Effective Amendment No. 13*
          (b) Fifth Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest, Par Value $.01 Per Share dated October 26, 1992 -- Previously filed as Exhibit 1(b) to Post-Effective Amendment No. 16*
          (c) Establishment and Designation of Additional Series of Shares of Beneficial Interest, Par Value $.01 Per Share -- Previously filed as Exhibit 1(b) to Post-Effective Amendment No. 11*
          (d) Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest, Par Value $.01 Per Share -- Previously filed as Exhibit 1(b) to Post-Effective Amendment No. 23*
          (e) Form of Declaration of Trust as Amended and Restated December 31, 1994 -- Previously filed as Exhibit 1(e) to Post-Effective Amendment No. 27*
          (f) Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest, Par Value $.01 Per Share -- Previously filed as Exhibit 1(e) to Post-Effective Amendment No. 28*
          (g) Form of Establishment and Designation of an Additional Series of Shares of Beneficial Interest, Par Value $.01 Per Share -- Previously filed as Exhibit 1(g) to Post-Effective Amendment No. 35*
          (h)  Establishment and Designation of an Additional Series of
               Shares of Beneficial Interest, Par Value $.01 Per Share


____________________
* Previously filed as part of this Registration Statement and incorporated herein by reference.

     2. (a)    Amended and Restated By-laws dated August 30, 1991
               -- Previously filed as Exhibit 2 to Post-Effective Amendment
               No. 13*
        (b) Amended and Restated By-Laws dated December 31, 1994 -- Previously filed as Exhibit 2(b) to Post-Effective Amendment No. 32*

     3.        Inapplicable

     4. Specimen Share Certificate -- Previously filed as Exhibit 4 to Pre-Effective Amendment No. 2*

     5. (a)  (1)  Revised Form of Investment Advisory Agreement --
                    Capital Appreciation Fund -- Previously filed as Exhibit 5(a)(1) to Pre-Effective Amendment No. 2*
             (2) Revised Form of Investment Advisory Agreement -- Value Fund -- Previously filed as Exhibit 5(a)(2) to Pre-Effective Amendment No. 2*
             (3) Revised Form of Investment Advisory Agreement -- Convertible Fund -- Previously filed as Exhibit 5(a)(3) to Pre-Effective Amendment No. 2*
             (4) Revised Form of Investment Advisory Agreement -- High Yield Corporate Bond Fund --Previously filed as Exhibit 5(a)(4) to Pre-Effective Amendment No. 2*
             (5) Revised Form of Investment Advisory Agreement -- Government Fund -- Previously filed as Exhibit 5(a)(5) to Pre-Effective Amendment No. 2*
             (6) Revised Form of Investment Advisory Agreement -- Money Market Fund -- Previously filed as Exhibit 5(a)(6) to Pre-Effective Amendment No. 2*
             (7) Form of Investment Advisory Agreement -- Tax Free Bond Fund -- Previously filed as Exhibit 5(a)(7) to Post-Effective Amendment No. 2*
             (8) Revised Form of Investment Advisory Agreement -- Total Return Fund -- Previously filed as Exhibit 5(a)(9) to Post-Effective Amendment No. 4*
             (9) Form of Investment Advisory Agreement --Equity Index Fund -- Previously filed as Exhibit 5(a) to Post-Effective Amendment No. 7*

____________________
* Previously filed as part of this Registration Statement and incorporated herein by reference.

             (10) Form of Investment Advisory Agreement --California Tax Free Fund and New York Tax Free Fund -- Previously filed as
                    Exhibit 5(a) to Post-Effective Amendment No. 11*
             (11) Form of Investment Advisory Agreement --International Equity Fund and International Bond Fund -- Previously filed as
                    Exhibit 5 to Post-Effective Amendment No. 23*
             (12) Form of Investment Advisory Agreement--Strategic Income Fund -- Previously filed as Exhibit 5(a)(12) to Post-Effective Amendment No. 35*
             (13)   Form of Management Agreement -- Strategic Value Fund

          (b)(1)    Form of Sub-Advisory Agreement -- Strategic Value Fund

     6.(a)(1) Form of Distribution Agreement -- Previously filed as Exhibit 6(a) to Post-Effective Amendment No. 22*
       (b)     Form of Soliciting Dealer Agreement -- Previously filed as
               Exhibit 6(b) to Pre-Effective Amendment No. 1*

     7.        Inapplicable

     8.(a) Custodian Contract with State Street Bank and Trust Company -- Previously filed as Exhibit 8(a) to Pre-Effective Amendment No. 1*
       (b) Fee schedule for Exhibit 8(a) -- Previously filed as Exhibit 8(b) to Pre-Effective Amendment No. 2*
       (c) Custodian Contract with The Bank of New York --Previously filed as Exhibit 8(a) to Post-Effective Amendment No. 7*

     9.(a)(1) Form of Transfer Agency Agreement -- Previously filed as Exhibit 9(a)(1) to Post-Effective Amendment No. 37*
          (2)  Form of Subtransfer Agency Agreement -- Previously filed as
               Exhibit 9(a)(2) to Post-Effective Amendment No. 37*



____________________
* Previously filed as part of this Registration Statement and incorporated herein by reference.

       (b)(1) Form of Administration Agreement -- Equity Index Fund -- Previously filed as Exhibit 9(b) to Post Effective Amendment No. 20*
          (2) Form of Administration Agreement -- California Tax Free Fund and New York Tax Free Fund -- Previously filed as Exhibit 9(b) to Post-Effective Amendment No. 21*
          (3) Form of Composite Administration Agreement --Capital Appreciation Fund, Value Fund, Convertible Fund, Total Return Fund, High Yield Corporate Bond Fund, Government Fund and Tax Free Bond Fund -- Previously filed as Exhibit 9(b) to Post-Effective Amendment No. 22*
          (4) Form of Administration Agreement -- International Equity Fund and International Bond Fund --Previously filed as Exhibit 9(b) to Post-Effective Amendment No. 23*
          (5) Form of Administration Agreement -- Strategic Income Fund -- Previously filed as Exhibit 9(b)(5) to Post-Effective Amendment No. 35*
       (c)     Form of Fund Accounting Service Agreement --Previously filed as
               Exhibit 9(11) to Post-Effective Amendment No. 6*
       (d) Form of Guaranty Agreement -- Equity Index Fund --Previously filed as Exhibit 9(c) to Post-Effective Amendment No. 7*
       (e) Form of Services Agreement between The MainStay Funds and NYLIFE Distributors Inc. -- Previously filed as Exhibit 9(b) to Post-Effective Amendment No. 25*
       (f) Form of Service Agreement -- Previously filed as Exhibit 9(g) to Post-Effective Amendment No. 33*
       (g) Form of Service Agreement with New York Life Benefit Services, Inc. -- Previously filed as Exhibit 9(g) to Post-Effective Amendment No. 37*

    10.        Opinion and consent of counsel**

    11.        Consent of independent accountants***

    12.        Inapplicable


____________________
* Previously filed as part of this Registration Statement and incorporated herein by reference.
** Previously filed with Rule 24f-2 Notice on February 25, 1997 and incorporated herein by reference.
***  To be filed by amendment.

    13. Investment representation letter relating to initial capital -- Previously filed as Exhibit 13 to Pre-Effective Amendment No. 1*

    14.(a)(1)  Revised Form of 403(b) Account Application --Previously filed as
               Exhibit 14(a)(1) to Post-Effective Amendment No. 3*
          (2)  Revised Form of 403(b) Custodial Agreement --Previously filed as
               Exhibit 14(a)(2) to Post-Effective Amendment No. 3*
       (b)(1) Form of 401(k) Adoption Agreement -- Previously filed as Exhibit 14(b)(1) to Pre-Effective Amendment No. 2*
          (2) Form of 401(k) Plan and Trust -- Previously filed as Exhibit 14(b)(2) to Pre-Effective Amendment No. 2*
       (c)(1) Form of IRS Form 5305-A -- Previously filed as Exhibit 14(c)(1) to Pre-Effective Amendment No. 2*
          (2) Revised Form of IRS Adoption Agreement and Custodian Disclosure Statement*
          (3) Form of MainStay Funds Individual Retirement Account Application and Transfer Request*

    15.(a)(1)  Form of Composite Plan of Distribution pursuant to Rule 12b-1
               (Class A shares) as approved October 30, 1995 -- Capital Appreciation Fund, Value Fund, Convertible Fund, Total Return Fund, High Yield Corporate Bond Fund, Government Fund and Tax Free Bond Fund -- Previously filed as Exhibit 15(a)(1) to Post-Effective Amendment No. 32*
          (2) Form of Composite Plan of Distribution pursuant to Rule 12b-1 (Class B Shares) as approved October 30, 1995 -- Capital Appreciation Fund, Value Fund, Convertible Fund, Global Fund, Total Return Fund, Natural Resources/Gold Fund, High Yield Corporate Bond Fund, Government Fund and Tax Free Bond Fund -- Previously filed as Exhibit 15(a)(2) to Post-Effective Amendment No. 32*
          (3) Form of Plan of Distribution pursuant to Rule 12b-1 (Class A Shares) as approved October 30, 1995 -- International Equity Fund and International Bond Fund -- Previously filed as Exhibit 15(a)(3) to Post-Effective Amendment No. 33*
          (4) Form of Plan of Distribution pursuant to Rule 12b-1 (Class B Shares) as approved October 30, 1995 -- International Equity Fund and International Bond Fund -- Previously filed as Exhibit 15(a)(4) to Post-Effective Amendment No. 33*

          (5) Form of Plan of Distribution pursuant to Rule 12b-1 (Class A Shares) as approved October 30, 1995 -- California Tax Free Fund, New York Tax Free Fund and Equity Index Fund -- Previously filed as Exhibit 15(a)(5) to Post-Effective Amendment No. 33*
          (6) Form of Plan of Distribution pursuant to Rule 12b-1 (Class B Shares) as approved October 30, 1995 -- California Tax Free Fund and New York Tax Free Fund -- Previously filed as Exhibit 15(a)(6) to Post-Effective Amendment No. 33*
          (7) Form of Plan of Distribution pursuant to Rule 12b-1 (Class A Shares) -- MainStay Strategic Income Fund -- Previously filed as
               Exhibit 15(a)(7) to Post-Effective Amendment No. 34*
          (8) Form of Plan of Distribution pursuant to Rule 12b-1 (Class B Shares) -- MainStay Strategic Income Fund -- Previously filed as
               Exhibit 15(a)(8) to Post-Effective Amendment No. 34*
          (9) Form of Plan of Distribution pursuant to Rule 12b-1 (Class A shares) -- MainStay Strategic Value Fund
          (10) Form of Plan of Distribution pursuant to Rule 12b-1 (Class B shares) -- MainStay Strategic Value Fund

    16.        Inapplicable

    17.        Inapplicable

    18. Form of Multiple Class Plan Pursuant to Rule 18f-3 -- Previously filed as Exhibit 18 to Post-Effective Amendment No. 30*



____________________
* Previously filed as part of this Registration Statement and incorporated herein by reference.

ITEM 25.       PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     The following chart indicates the persons controlled by New York Life:

                                                     Jurisdiction of   Percent of Voting
Name+                                                 Organization     Securities Owned
--------------------------------------------------  -----------------  -----------------

Eagle Strategies Corporation                        Arizona                    100%

Greystone Realty Corporation which owns 100%        Delaware                   100%
of the shares of:
  Greystone Realty Management, Inc.                 Delaware

NYLIFE Administration Corp.                         Texas                      100%
(doing business as NYLACOR)

MacKay-Shields Financial Corporation                Delaware                   100%

MSC Holding, Inc. (formerly Magnus Software         Georgia                    85.43%
 Corporation, Inc.)

MainStay Institutional Funds Inc.                   Maryland                   ***

Monitor Capital Advisors, Inc.                      Delaware                   100%

NYLIFE SFD Holding, Inc.                            Delaware                   100%
  which owns 83.33% of NYLIFE
    Structured Asset Management Company Ltd.        Texas

New York Life Capital Corporation                   Delaware                   100%

New York Life Fund, Inc.                            New York                   *

New York Life Insurance and Annuity                 Delaware                   100%
  Corporation

New York Life International Investment Inc.         Delaware                   100%
which owns 100% of the shares of:
  Monetary Research Ltd.                            Bermuda
  and 100% of the shares of:
  NYL Management Limited which owns                 United Kingdom
  33.345% of the shares of:
  Japan Gamma Asset Management Limited              Japan

MainStay VP Series Fund, Inc.                       Maryland                   *

New York Life Worldwide Holding, Inc., which        Delaware                   100%
 owns 100% of the shares of:
New York Life Worldwide Capital, Inc.               Delaware


                                                     Jurisdiction of   Percent of Voting
Name+                                                 Organization     Securities Owned
--------------------------------------------------  -----------------  -----------------
 New York Life Worldwide Development,               Delaware
 Inc.
New York Life Worldwide (Bermuda) Ltd.              Bermuda
New York Life Insurance Worldwide Ltd.              Bermuda
and owns 99.97% of the shares of
New York Life (U.K.) Ltd., which owns               United Kingdom
100% of the shares of:
    Windsor Construction Company Limited            England
    and owns 51% of the shares of:
    KOHAP New York Life Insurance Ltd.              South Korea
     and owns 50.2% of the shares of:
    P.T. Asuransi Jiwa Sewu-New York Life           Indonesia
     and owns 49% of the shares of:
    GEO New York Life, S.A. and owns                Mexico
    31.25% of the shares of:
         Life Assurance Holding Corporation         United Kingdom
          Limited, which owns 100% of the shares
          of:
         Windsor Life Assurance Company             England
          Limited
         Gresham Life Assurance Society             England
          Limited

NYLCO, Inc.                                         New York                        100%

NYLIFE Depositary Corporation which owns            Delaware                        100%
 16.67% of NYLIFE Structured Asset                  Texas
 Management Company Ltd.


New York Life Benefit Services, Inc. which owns     Massachusetts                   100%
 100% of ADQ Insurance Agency Inc.                  Massachusetts


New York Life Trust Company                         New York                        100%

NYLICO, Inc.                                        New York                        100%
(formerly New York Life Capital Corp.)

NYLIFE Distributors Inc.                            Delaware                        100%

NYLIFE Equity Inc.                                  Delaware                        100%

NYLIFE Funding Inc.                                 Delaware                        100%

                                                     Jurisdiction of   Percent of Voting
Name+                                                 Organization     Securities Owned
--------------------------------------------------  -----------------  -----------------
NYLIFE Healthcare Management Inc., which            Delaware
owns 46.3% of total combined stock and
89.6% of the voting rights of:
  Express Scripts, Inc., which owns 100% of         Delaware
  the shares of:
  Great Plains Reinsurance Company                  Canada
  Practice Patterns Science, Inc.


  ESI Canada Holdings, Inc., which owns             Canada
  100% of the shares of:
     ESI Canada, Inc.                               Canada
  IVTx of Houston, Inc.                             Texas
  IVTx of Dallas, Inc.                              Texas
  PhyNet, Inc.                                      Delaware
  Express Scripts Vision Corporation                Delaware
  NYLCare Health Plans, Inc.                        Delaware
  (formerly Sanus Corp. Health Systems),
  which owns 100% of the shares of:
  New York Life and Health Insurance Company        Delaware
  Avanti Corporate Health Systems Inc.              Delaware
  Avanti Health Systems, Inc., which owns           Texas
  100% of the shares of:
     Avanti of the District, Inc.                   Maryland
     Avanti of Illinois, Inc.                       Illinois
     Avanti of New York, Inc.                       New York
     Avanti of New Jersey, Inc.                     New Jersey
  and owns 80% of the shares of:
  NYLCare Health Plans of the Mid-                  Maryland
  Atlantic, Inc., which owns 100% of the
  shares of:
     Physicians Health Services                     Maryland
     Foundation, Inc.
  Lonestar Holding Co., which owns 90%              Delaware
  of the shares of:
     Lone Star Health Plan, Inc., which             New York
     owns 100% of the shares of:
          NYLCare Health Plans of the               Texas
          Gulf Coast, Inc.
  Prime Provider Corp., which owns 100%             New York
  of the shares of:
     Prime Provider Corp. of Texas                  Texas
  NYLCare of Connecticut, Inc.                      Connecticut
  Sanus Dental Plan of New Jersey, Inc.             New Jersey
  NYLCare Dental Plans of the
  Southwest, Inc.                                   Texas
  NYLCare Health Plans of New York,                 New York
  Inc.

                                                     Jurisdiction of   Percent of Voting
Name+                                                 Organization     Securities Owned
--------------------------------------------------  -----------------  -----------------

NYLCare Health Plans of Connecticut,                Connecticut
Inc.
NYLCare Health Plans of the Midwest,                Illinois
Inc.
NYLCare Health Plans of New Jersey,                 New Jersey
 Inc.
NYLCare of Texas, Inc., which owns                  Texas
 100% of the shares of:
NYLCare Passport PPO of the                         Texas
 Southwest, Inc.
Sanus Preferred Providers West, Inc.                California
Sanus Preferred Services, Inc.                      Maryland
Sanus Preferred Services of Illinois                Illinois
 Inc.
NYLCare Health Plans of the                         Texas
 Southwest, Inc.
  WellPath of Arizona Reinsurance                   Arizona
   Company
NYLCare Health Plans of Louisiana,                  Louisiana
 Inc.
NYLCare of New England, Inc.                        Delaware
Sanus - Northeast, Inc.                             Delaware
NYLCare Health Plans of Maine, Inc.                 Maine
NYLCare NC Holdings, Inc.                           Delaware
WellPath Community Health Plan                      North Carolina
 Holdings, L.L.C.
which owns 100% of WPCHP Holdings,                  Delaware
 Inc. and 99% of:
   WellPath Preferred Services,                     North Carolina
    L.L.C.
    and                                             North Carolina
    WellPath Select Holdings,
    L.L.C.
  WellPath of Carolina, Inc.                        North Carolina
  WellPath Select, Inc.                             North Carolina
  Sanus of New York and New Jersey,
   Inc.                                             New York
  NYLCare Health Plans of                           Pennsylvania
   Pennsylvania, Inc.
  Docservo, Inc.                                    New York
  The ETHIX Corporation, which owns                 Delaware
  100% of the shares of:
    ETHIX Great Lakes, Inc.                         Michigan
    ETHIX Mid-Atlantic, Inc., which owns            Pennsylvania
    100% of the shares of:
       PriMed, Inc.                                 New Jersey
    ETHIX Midlands, Inc.                            Delaware
    ETHIX Mid-Rivers, Inc.                          Missouri
    ETHIX Northwest Public Services,
    Inc.                                            Washington
    ETHIX Northwest, Inc.,
                                                    Washington

                                                     Jurisdiction of   Percent of Voting
Name+                                                 Organization     Securities Owned
--------------------------------------------------  -----------------  -----------------
   which owns 100% of:
   NYLCare Health Plans Northwest, Inc.                 Washington
   ETHIX Pacific, Inc.                                  Oregon
   ETHIX Risk Management, Inc.                          Oregon
   ETHIX Southeast, Inc.                                North Carolina
   ETHIX Southwest, Inc.                                Texas
Benefit Panel Services which owns 100% of the           California
shares of VivaHealth, Incorporated                      California

One Liberty Plaza Holdings, Inc.                        Delaware

NYLIFE Inc.                                             New York            100%

NYLIFE Insurance Company of Arizona                     Arizona             100%

NYLIFE Realty Inc. which owns 100% of the               Delaware            100%
shares of:  CNP Realty Investments, Inc.                Delaware

NYLIFE Refinery, Inc.                                   Delaware            100%

NYLIFE Resources Inc.                                   Delaware            100%

NYLIFE Securities Inc.                                  New York            100%

NYLINK Insurance Agency Incorporated                    Delaware            100%
which owns 100% of the shares of:
    NYLINK Insurance Agency of Alabama                  Alabama
   NYLINK Insurance Agency of New Mexico                New Mexico

NYLTEMPS Inc.                                           Delaware            100%

_____________________

+ By including the indicated corporations in this list, New York Life is not stating or admitting that said corporations are under its actual control; rather, these corporations are listed here to ensure full compliance with the requirements of this Form N-1A.

* New York Life serves as investment adviser to these entities, the shares of which are held of record by separate accounts of New York Life (for the New York Life Fund, Inc.) and NYLIAC (for the MainStay VP Series Fund, Inc.). New York Life disclaims any beneficial ownership and control of these entities.

**   New York Life Foundation does not issue voting securities.

*** MacKay-Shields Financial Corporation and Monitor Capital Advisors, Inc. serve as investment advisers to this entity.

Item 26.  Number of Holders of Securities (as of June 30, 1997)

                                         (2)
    (1)                               NUMBER OF
   TITLE OF CLASS                   RECORD HOLDERS
----------------------------------  --------------

Shares of Common Stock:             Class A  Class B
                                    -------  ---------

 Shares of beneficial interest,
  Capital Appreciation Fund         15,015   129,107
 Shares of beneficial interest,
  Value Fund                         6,773    89,956
 Shares of beneficial interest,
  Convertible Fund                   3,750    46,968
 Shares of beneficial interest,
  High Yield Corporate Bond Fund     5,798   101,204
 Shares of beneficial interest,
  Government Fund                      652    43,528
 Shares of beneficial interest,
  Tax Free Bond Fund                   407    16,401
 Shares of beneficial interest,
  Money Market Fund                  3,998    39,195
 Shares of beneficial interest,
  Total Return Fund                  4,419    47,887
 Shares of beneficial interest,
  Equity Index Fund                 15,086       --
 Shares of beneficial interest,
  California Tax Free Fund             533       212
 Shares of beneficial interest,
  New York Tax Free Fund               431       171
 Shares of beneficial interest,
  International Equity Fund          1,421     4,911
 Shares of beneficial interest,
  International Bond Fund              311     1,507
 Shares of beneficial interest,
  Strategic Income Fund                241       682
 Shares of beneficial interest,
  Strategic Value Fund              ______   _______

ITEM 27.  INDEMNIFICATION

     New York Life Insurance Company maintains Directors & Officers Liability insurance coverage totaling $100 million. The coverage limit applies each year and has been extended to cover Directors, Trustees and Officers of the Trust, and subsidiaries and certain affiliates of New York Life. Subject to the policies' terms, conditions, deductible and retentions, Directors, Officers and Trustees are covered for claims, including related expenses, made against them while acting in their capacities as such. The primary policy in the amount of $25 million is issued by National Union Fire Insurance Company of Pittsburgh, PA, and the excess policies in the amount at $75 million are issued by various insurance companies. The issuing insurance companies may be changed from time to time and there is no assurance that any or all of the current coverage will be maintained by New York Life.

     Article IV of Registrant's Declaration of Trust states as follows:

     Section 4.3.  Mandatory Indemnification.

     (a) Subject to the exceptions and limitations contained in paragraph (b) below:

        (i) every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust, or by one or more Series thereof if the claim arises from his or her conduct with respect to only such Series to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

        (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

     (b) No indemnification shall be provided hereunder to a Trustee or officer:

        (i) against any liability to the Trust or a Series thereof or the Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

        (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust or a Series thereof;

        (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(i) or (b)(ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

          (A) by the court or other body approving the settlement or other disposition; or

          (B)  based upon a review of readily available facts     (as opposed to
      a full trial-type inquiry) by (x) vote of    a majority of the
      Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

     (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

     (d) Expenses of preparation and presentation of a defense to any claim, action, suit, or proceedings of the character described in paragraph (a) of this
Section 4.3 shall be advanced by the Trust or a Series thereof to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient, to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

        (i) such undertaking is secured by surety bond or some other appropriate security provided by the recipient, or the Trust or a Series thereof shall be insured against losses arising out of any such advances; or

        (ii) a majority of the Non-interested Trustees acting on the matter (provided that a majority of the Disinterested Trustees acts on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

     As used in this Section 4.3, a "Non-interested Trustee" is one who is not
(i) an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

ITEM 28.  BUSINESS OR OTHER CONNECTIONS OF INVESTMENT ADVISER

     The business of MainStay Management, Inc., MacKay-Shields Financial Corporation and Monitor Capital Advisors, Inc. is summarized under "Know with Whom You're Investing" in the Prospectus constituting Part A of this Registration Statement, which summary is incorporated herein by reference.

     The business or other connections of each director and officer of MainStay Management, Inc. is currently listed in the investment adviser registration on Form ADV for MainStay Management, Inc. (File No. ___________) and is hereby incorporated herein by reference.

     The business or other connections of each director and officer of MacKay-Shields Financial Corporation is currently listed in the investment adviser registration on Form ADV for MacKay-Shields Financial Corporation (File No. 801-
5594) and is hereby incorporated herein by reference.

     The business or other connections of each director and officer of Monitor Capital Advisors, Inc. is currently listed in the investment adviser registration on Form ADV for Monitor Capital Advisors, Inc. (File No. 801-34412) and is hereby incorporated herein by reference.

ITEM 29.  PRINCIPAL UNDERWRITERS

     (a)  None.

     (b)

                                                                               (3)
            (1)                         (2)                                Positions and
  Name and Principal           Position and Office with                    Offices with
  Business Address             NYLIFE Distributors Inc.                    Registrant
-----------------------------  -----------------------------------------   -----------------------

Mistero, Frank                 Director, President and Chief               None
  260 Cherry Hill Road         Executive Officer
  Parsippany, NJ 07054
Boyce, Jefferson C.            Director                                    Senior Vice President
  51 Madison Avenue
  New York, NY 10010
Brady, Robert E.               Director and Vice President                 None
  260 Cherry Hill Road
  Parsippany, NJ 07054
Kane, Alice T.                 Director                                    Chairperson
  51 Madison Avenue
  New York, NY  10010
Boccio, Frank M.               Director                                    None
  51 Madison Avenue
  New York, NY 10010
Rock, Robert D.                Director                                    None
  51 Madison Avenue
  New York, NY 10010
Gallo, Michael G.              Director                                    None
  51 Madison Avenue
  New York, NY 10010
Hildebrand, Phillip J.         Director                                    None
  51 Madison Avenue
  New York, NY 10010
Roussin, Stephen               Director                                    President and Chief
  Morris Corporate Center I                                                Executive Officer
  Building A
  300 Interpace Parkway
  Parsippany, NJ  07054
Polis, Anthony W.              Vice President and Chief                    Chief Financial Officer
  Morris Corporate Center I    Financial Officer
  Building A
  300 Interpace Parkway
  Parsippany, NJ  07054
Calhoun, Jay S.                Vice President and Treasurer                None
  51 Madison Avenue
  New York, NY 10010


                                                                               (3)
            (1)                         (2)                                Positions and
  Name and Principal           Position and Office with                    Offices with
  Business Address             NYLIFE Distributors Inc.                    Registrant
-----------------------------  -----------------------------------------   -----------------------
Ubl, Walter W.                 Director and Senior Vice President          None
  260 Cherry Hill Road
  Parsippany, NJ 07054
Warga, Thomas J.               Senior Vice President and General Auditor   None
  51 Madison Avenue
  New York, NY  10010
Livornese, Linda M.            Vice President                              None
  51 Madison Avenue
  New York, NY  10010
Murray, Thomas J.              Corporate Vice President                    None
  51 Madison Avenue
  New York, NY 10010
Zuccaro, Richard W.            Tax Vice President                          Tax Vice
  51 Madison Avenue                                                        President
  New York, NY 10010
Krystel, David J.              Vice President                              None
  51 Madison Avenue
  New York, NY 10010
Zwarick, Phyllis               Corporate Vice President                    None
  51 Madison Avenue
  New York, NY 10010
O'Byrne, John H.               Vice President and Chief                    None
  51 Madison Avenue            Compliance Officer
  New York, NY 10010
Adasse, Louis H.               Corporate Vice President                    None
  51 Madison Avenue,
  New York, NY 10010
Daoust, George R.              Assistant Vice President                    None
  Morris Corporate Center I
  Building A
  300 Interpace Parkway
  Parsippany, NJ 07054
Arizmendi, Arphiela            Assistant Vice President                    Assistant Treasurer
  Morris Corporate Center I
  Building A
  300 Interpace Parkway
  Parsippany, NJ 07054
Cirillo, Antoinette B.         Assistant Vice President                    Assistant Treasurer
  Morris Corporate Center I
  Building A
  300 Interpace Parkway
  Parsippany, NJ 07054


                                                                               (3)
            (1)                         (2)                                Positions and
  Name and Principal           Position and Office with                    Offices with
  Business Address             NYLIFE Distributors Inc.                    Registrant
-----------------------------  -----------------------------------------   -----------------------
Lorito, Geraldine              Assistant Vice President                    Assistant Treasurer
  Morris Corporate Center I
  Building A
  300 Interpace Parkway
  Parsippany, NJ 07054
Gomez, Mark A.                 Assistant Secretary                         None
  51 Madison Avenue
  New York, NY  10010
Brenner, Nancy                 Secretary                                   None
  51 Madison Avenue
 New York, NY  10010

      (c)  Inapplicable.


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS.

     Certain accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained at the offices of the Registrant, the Manager and NYLIFE Distributors Inc., Morris Corporate Center I, Building A, 300 Interpace Parkway, Parsippany, NJ 07054, at MacKay-Shields Financial Corporation, 9 West 57th Street, New York, NY 10019; Monitor Capital Advisors, Inc., 504 Carnegie Center, Princeton, New Jersey 08540. Records relating to the Registrant's transfer agent are maintained by MainStay Shareholder Services Inc., 200 Cherry Hill Road, Parsippany, NJ 07054. Records relating to the duties of the Registrant's custodian for the Capital Appreciation Fund, Convertible Fund, High Yield Corporate Bond Fund, Government Fund, Money Market Fund, Tax Free Fund, Total Return Fund and Value Fund are maintained by State Street Bank and Trust Company, 1776 Heritage Drive, Quincy, MA 02171; and records relating to Registrant's custodian for the California Tax Free Fund, New York Tax Free Fund, International Equity Fund, International Bond Fund, Equity Index Fund, Strategic Income Fund and Strategic Value Fund are maintained by The Bank of New York, 110 Washington Street, New York, NY 10286.

ITEM 31.  MANAGEMENT SERVICES.

     Inapplicable.

ITEM 32.  UNDERTAKINGS.

   b. The Registrant hereby undertakes to file a post-effective amendment, including financial statements relating to the MainStay Strategic Value Fund, which need not be certified, within four to six months from the effective date of Post-Effective Amendment No. 38 to the Registration Statement under the Securities Act of 1933.

   c. The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders upon request and without charge.

Other. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                  SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 38 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 8th day of August, 1997.

                             THE MAINSTAY FUNDS


                             By:  /s/Stephen Roussin
                                  --------------------------
                                  STEPHEN ROUSSIN, President


     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 38 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


      Signatures              Title              Date
      ----------              -----              ----

       *****              Chairperson and     August 8, 1997
-----------------------   Trustee
ALICE T. KANE

       ****               Trustee             August 8, 1997
-----------------------
WALTER W. UBL

        **                Chief Financial     August 8, 1997
-----------------------   Officer (Principal
ANTHONY W. POLIS          Financial and
                          Accounting Officer)


      *******             Trustee             August 8, 1997
-----------------------
HARRY G. HOHN

      ******              Trustee             August 8, 1997
-----------------------
DONALD E. NICKELSON

        *                 Trustee             August 8, 1997
-----------------------
NANCY M. KISSINGER

       ***                Trustee             August 8, 1997
-----------------------
TERRY L. LIERMAN

      ******              Trustee             August 8, 1997
-----------------------
RICHARD S. TRUTANIC

        ***               Trustee             August 8, 1997
-----------------------
DONALD K. ROSS

      *******             Trustee             August 8, 1997
-----------------------
EDWARD J. HOGAN

                          Trustee             August 8, 1997
-----------------------
JOHN B. McGUCKIAN


/s/Jeffrey L. Steele
--------------------
JEFFREY L. STEELE


* Executed by Jeffrey L. Steele pursuant to a power of attorney filed with Post-Effective Amendment No. 6 to the Registration Statement on December 22, 1989.
** Executed by Jeffrey L. Steele pursuant to a power of attorney filed with Post-Effective Amendment No. 8 to the Registration Statement on November 2, 1990.
*** Executed by Jeffrey L. Steele pursuant to a power of attorney filed with Post-Effective Amendment No. 13 to the Registration Statement on December 23, 1991.
**** Executed by Jeffrey L. Steele pursuant to a power of attorney filed with Post-Effective Amendment No. 19 to the Registration Statement on November 1, 1993.
***** Executed by Jeffrey L. Steele pursuant to a power of attorney filed with Post-Effective Amendment No. 24 to the Registration Statement on October 20, 1994.
****** Executed by Jeffrey L. Steele pursuant to a power of attorney filed with Post-Effective Amendment No. 29 to the Registration Statement on April 27, 1995.
******* Executed by Jeffrey L. Steele pursuant to a power of attorney filed with Post-Effective Amendment No. 35 on February 26, 1997.

                                 EXHIBIT INDEX


                EXHIBIT                   ITEM
                -------                   ----

Establishment and Designation             1(h)
 of an Additional Series of Shares of
 Beneficial Interest

Form of Management Agreement --           5(a)(13)
 Strategic Value Fund

Form of Sub-Advisory Agreement --         5(b)(1)
 Strategic Value Fund

Form of Plan of Distribution pursuant     15(a)(9)
 to Rule 12b-1 (Class A shares) --
 Strategic Value Fund

Form of Plan of Distribution pursuant     15(a)(10)
 to Rule 12b-1 (Class B shares) --
 Strategic Value Fund